UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item 1. Reports to Stockholders

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

September 30, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting optimummutualfunds.com/literature or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2018, and subject to change for events occurring after such a date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. Investment products and advisory services are distributed and offered by and referred through affiliates which include Delaware Distributors, L.P. (DDLP), a registered broker/dealer and member of FINRA; and Macquarie Investment Management Business Trust (MIMBT) and Delaware Capital Management Advisers, Inc., each of which are SEC-registered investment advisors. Investment advisory services are provided by the series of MIMBT. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide. Delaware Funds® by Macquarie refers to certain investment solutions that MIM distributes, offers, refers or advises.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2018 to September 30, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2018 to Sept. 30, 2018.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The Funds’ expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio	Expenses Paid During Period 4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$993.60	1.09%	$5.44
Class C	1,000.00	990.40	1.84%	9.17
Institutional Class	1,000.00	995.70	0.84%	4.19

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.61	1.09%	$5.51
Class C	1,000.00	1,015.85	1.84%	9.29
Institutional Class	1,000.00	1,020.87	0.84%	4.25

Optimum International Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio	Expenses Paid During Period 4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$981.30	1.35%	$ 6.71
Class C	1,000.00	977.30	2.10%	10.41
Institutional Class	1,000.00	982.80	1.10%	5.47

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.35%	$ 6.83
Class C	1,000.00	1,014.54	2.10%	10.61
Institutional Class	1,000.00	1,019.55	1.10%	5.57

(continues	)	1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio	Expenses Paid During Period 4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$1,120.20	1.25%	$ 6.64
Class C	1,000.00	1,115.60	2.00%	10.61
Institutional Class	1,000.00	1,121.30	1.00%	5.32

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.25%	$ 6.33
Class C	1,000.00	1,015.04	2.00%	10.10
Institutional Class	1,000.00	1,020.05	1.00%	5.06

Optimum Large Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio	Expenses Paid During Period 4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$1,049.70	1.20%	$ 6.17
Class C	1,000.00	1,045.90	1.95%	10.00
Institutional Class	1,000.00	1,050.90	0.95%	4.88

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.20%	$ 6.07
Class C	1,000.00	1,015.29	1.95%	9.85
Institutional Class	1,000.00	1,020.31	0.95%	4.81

Optimum Small-Mid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio	Expenses Paid During Period 4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$1,180.50	1.54%	$ 8.42
Class C	1,000.00	1,175.70	2.29%	12.49
Institutional Class	1,000.00	1,181.60	1.29%	7.05

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.35	1.54%	$ 7.79
Class C	1,000.00	1,013.59	2.29%	11.56
Institutional Class	1,000.00	1,018.60	1.29%	6.53

Optimum Small-Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio	Expenses Paid During Period 4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$1,045.40	1.46%	$ 7.49
Class C	1,000.00	1,041.60	2.21%	11.29
Institutional Class	1,000.00	1,046.30	1.21%	6.21

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.75	1.46%	$ 7.38
Class C	1,000.00	1,014.01	2.21%	11.14
Institutional Class	1,000.00	1,019.00	1.21%	6.12

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Optimum Fixed Income Fund

As of September 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Agency Asset-Backed Securities	0.09%

Agency Collateralized Mortgage Obligations	6.30%

Agency Commercial Mortgage-Backed Securities	0.85%

Agency Mortgage-Backed Securities	22.27%

Agency Obligation	0.10%

Collateralized Debt Obligations	4.64%

Convertible Bonds	1.40%

Corporate Bonds	35.87%
Banking	13.49%
Basic Industry	1.40%
Brokerage	0.32%
Capital Goods	1.34%
Communications	3.29%
Consumer Cyclical	1.89%
Consumer Non-Cyclical	2.97%
Energy	3.34%
Finance Companies	1.45%
Insurance	0.65%
Natural Gas	0.04%
Real Estate Investment Trusts	0.81%
Technology	1.08%
Transportation	0.76%
Utilities	3.04%

Municipal Bonds	0.69%

Security type / sector	Percentage of net assets

Non-Agency Asset-Backed Securities	3.79%

Non-Agency Collateralized Mortgage Obligations	1.34%

Non-Agency Commercial Mortgage-Backed Securities	3.19%

Regional Bonds	0.34%

Loan Agreements	4.98%

Sovereign Bonds	5.85%

Supranational Banks	0.49%

US Treasury Obligations	23.22%

Common Stock	0.00%

Convertible Preferred Stock	0.34%

Preferred Stock	0.10%

Options Purchased	0.01%

Short-Term Investments	5.16%

Total Value of Securities Before Options Written	121.02%

Options Written	0.00%

Liabilities Net of Receivables and Other Assets	(21.02%)

Total Net Assets	100.00%

(continues	)	3

Security type / country and sector allocations

Optimum International Fund

As of September 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	97.51%
Australia	2.50%
Austria	2.34%
Bermuda	0.78%
Brazil	3.42%
Canada	5.26%
Chile	0.54%
China/Hong Kong	10.38%
Colombia	0.80%
Czech Republic	0.35%
Denmark	0.99%
Finland	1.07%
France	7.34%
Germany	4.32%
Greece	0.02%
Hungary	0.26%
India	1.93%
Indonesia	0.53%
Ireland	2.55%
Israel	3.63%
Italy	0.79%
Japan	9.72%
Luxembourg	0.03%
Mexico	1.71%
Netherlands	6.26%
Norway	3.00%
Poland	0.22%
Republic of Korea	3.09%
Russia	0.07%
Singapore	1.21%
South Africa	0.55%
Spain	3.79%
Sweden	0.84%

Security type / country	Percentage of net assets
Switzerland	4.43%
Taiwan	3.34%
Thailand	2.31%
Turkey	0.34%
United Kingdom	5.80%
United States	1.00%
Preferred Stock	1.09%
Short-Term Investments	1.02%
Securities Lending Collateral	4.05%
Total Value of Securities	103.67%
Obligation to Return Securities Lending Collateral	(4.05%)
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	8.02%
Consumer Staples	4.50%
Energy	10.46%
Financials	21.18%
Healthcare	13.84%
Industrials	7.80%
Information Technology	16.45%
Materials	10.12%
Real Estate	1.48%
Telecommunication Services	0.52%
Utilities	3.14%
Total	97.51%

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund

As of September 30, 2018 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	98.20%
Consumer Discretionary	20.17%
Consumer Staples	3.53%
Energy	1.43%
Financials	5.42%
Healthcare	15.49%
Industrials	8.08%
Information Technology[1]	40.09%
Materials	1.84%
Real Estate	1.41%
Utilities	0.74%
Convertible Preferred Stock	0.59%
Convertible Bond	0.10%
Short-Term Investments	1.40%
Total Value of Securities	100.29%
Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Amazon.com	8.34%
Microsoft	4.82%
Visa Class A	3.57%
Alphabet Class C	3.08%
Facebook Class A	3.00%
UnitedHealth Group	2.74%
Alphabet Class A	2.01%
Apple	1.85%
Alibaba Group Holding ADR	1.71%
Boeing	1.70%

Optimum Large Cap Value Fund

As of September 30, 2018 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	97.89%
Consumer Discretionary	6.46%
Consumer Staples	6.98%
Energy	8.27%
Financials[2]	26.04%
Healthcare	16.09%
Industrials	13.22%
Information Technology	9.12%
Materials	2.65%
Real Estate	2.25%
Telecommunication Services	3.05%
Utilities	3.76%
Short-Term Investments	1.88%
Total Value of Securities	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
JPMorgan Chase & Co.	4.27%
Johnson & Johnson	2.80%
Pfizer	2.49%
Comcast Class A	2.10%
Wells Fargo & Co.	1.96%
Medtronic (Ireland)	1.84%
Verizon Communications	1.79%
Chubb (Switzerland)	1.77%
Chevron	1.74%
Bank of America	1.66%

(continues	)	5

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund

As of September 30, 2018 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	97.40%
Consumer Discretionary	13.81%
Consumer Staples	1.51%
Energy	2.58%
Financials	7.11%
Healthcare[3]	25.60%
Industrials	14.19%
Information Technology[3]	30.06%
Materials	2.18%
Real Estate	0.36%
Convertible Preferred Stock	1.17%
Short-Term Investments	2.02%
Total Value of Securities	100.59%
Liabilities Net of Receivables and Other Assets	(0.59%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Zendesk	2.18%
DexCom	2.06%
WellCare Health Plans	1.68%
Zebra Technologies Class A	1.59%
Diamondback Energy	1.57%
G-III Apparel Group	1.48%
IAC/InterActiveCorp	1.46%
Teladoc Health	1.36%
PTC	1.36%
Ultimate Software Group	1.35%

Optimum Small-Mid Cap Value Fund

As of September 30, 2018 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock	98.04%
Consumer Discretionary	11.88%
Consumer Staples	3.30%
Energy	6.38%
Financials	22.33%
Healthcare	5.56%
Industrials	13.96%
Information Technology	10.38%
Materials	8.30%
Real Estate	11.70%
Telecommunication Services	1.01%
Utilities	3.24%
Short-Term Investments	1.60%
Total Value of Securities	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Zions Bancorp	1.65%
Everest Re Group (Bermuda)	1.38%
Huntington Ingalls Industries	1.33%
IDACORP	1.24%
Western Alliance Bancorp	1.20%
Alliant Energy	1.20%
WPX Energy	1.18%
Wintrust Financial	1.13%
Chemical Financial	1.12%
Cable One	1.11%

1To monitor compliance with Optimum Large Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 (1940 Act)). The Information Technology sector consisted of Commercial Services, Computers, Internet, Semiconductors, and Software. As of Sept. 30, 2018, such amounts, as percentage of total net assets, were 7.28%, 1.85%, 12.47%, 2.76%, and 15.73%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

2To monitor compliance with Optimum Large Cap Value Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Financials sector consisted of Banks, Commercial Services, Diversified Financial Services, and Insurance. As of Sept. 30, 2018, such amounts, as percentage of total net assets, were 15.14%, 0.34%, 4.24%, and 6.32%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials sector for financial reporting purposes may exceed 25%.

3To monitor compliance with Optimum Small-Mid Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Healthcare and Information Technology (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Healthcare sector consisted of Biotechnology, Commercial Services, Computers, Healthcare Products, Healthcare Services, Pharmaceuticals, Retail, and Software. As of Sept. 30, 2018, such amounts, as percentage of total net assets, were 3.26%, 1.35%, 0.23%, 7.51%, 4.63%, 6.05%, 0.34%, and 2.22%, respectively. The Information Technology sector consisted of Commercial Services, Computers, Electronics, Internet, Office Equipment, Semiconductors, Software, and Telecommunications. As of Sept. 30, 2018, such amounts, as percentage of total net assets, were 1.20%, 2.00%, 1.79%, 8.22%, 1.59%, 4.57%, 10.20%, and 0.49%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare and Information Technology sector for financial reporting purposes may exceed 25%.

(continues	)	7

Schedules of investments

Optimum Fixed Income Fund

September 30, 2018 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Securities – 0.09%

SLM Student Loan Trust
Series 2003-11 A6 144A 2.884% (LIBOR03M + 0.55%) 12/15/25 #●	320,223	$321,747
Series 2008-9 A 3.835% (LIBOR03M + 1.50%) 4/25/23 ●	1,720,282	1,756,575

Total Agency Asset-Backed Securities (cost $2,051,973)		2,078,322

Agency Collateralized Mortgage Obligations – 6.30%

Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 4.216% (LIBOR01M + 2.00%) 10/25/28 ●	44,460	44,983
Series 2016-C04 1M1 3.666% (LIBOR01M + 1.45%) 1/25/29 ●	24,530	24,698
Series 2017-C01 1M1 3.516% (LIBOR01M + 1.30%) 7/25/29 ●	20,766	20,908
Series 2017-C04 2M2 5.066% (LIBOR01M + 2.85%) 11/25/29 ●	420,000	442,445
Series 2018-C01 1M2 4.466% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 ●	690,000	705,728
Series 2018-C02 2M2 4.416% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 ●	630,000	638,126
Series 2018-C03 1M2 4.366% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 ●	555,000	562,147
Series 2018-C05 1M2 4.566% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 ●	545,000	553,858
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	7,283	7,800
Series 2002-T4 A3 7.50% 12/25/41	25,968	29,117
Series 2004-T1 1A2 6.50% 1/25/44	8,740	9,633
Fannie Mae Interest Strip
Series 409 C3 3.00% 5/25/27 S	569,557	48,115

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae Interest Strip
Series 417 C24 3.50% 12/25/42 S	54,836	$10,279
Series 418 C12 3.00% 8/25/33 S	2,213,908	286,632
Series 419 C3 3.00% 11/25/43 S	503,111	100,579
Fannie Mae REMIC Trust
Series 2004-W4 A5 5.50% 6/25/34	263,419	266,499
Series 2004-W11 1A2 6.50% 5/25/44	45,147	49,586
Series 2004-W15 1A1 6.00% 8/25/44	38,181	41,067
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	81,674	87,274
Series 2001-14 Z 6.00% 5/25/31	4,652	4,901
Series 2007-30 OE 1.894% 4/25/37 Ω	2,327,941	1,896,233
Series 2008-15 SB 4.384% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	110,669	17,181
Series 2008-24 ZA 5.00% 4/25/38	10,649,602	11,173,037
Series 2009-2 AS 3.484% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 S●	746,741	60,205
Series 2009-68 SA 4.534% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 S●	209,765	30,792
Series 2009-94 AC 5.00% 11/25/39	136,399	145,063
Series 2010-41 PN 4.50% 4/25/40	461,824	475,275
Series 2010-96 DC 4.00% 9/25/25	278,947	293,297
Series 2010-123 FE 2.696% (LIBOR01M + 0.48%, Cap 6.50%, Floor 0.48%) 11/25/40 ●	1,715,219	1,727,160
Series 2011-118 DC 4.00% 11/25/41	994,794	999,559
Series 2012-98 DI 3.50% 9/25/27 S	1,180,799	120,014
Series 2012-98 IY 3.00% 9/25/27 S	763,619	68,641

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2012-98 MI 3.00% 8/25/31 S	1,204,561	$133,347
Series 2012-99 AI 3.50% 5/25/39 S	565,976	58,542
Series 2012-115 MI 3.50% 3/25/42 S	226,628	25,730
Series 2012-120 CI 3.50% 12/25/31 S	103,662	10,390
Series 2012-120 WI 3.00% 11/25/27 S	1,023,764	96,716
Series 2012-121 ID 3.00% 11/25/27 S	43,181	4,054
Series 2012-128 IC 3.00% 11/25/32 S	1,931,418	247,691
Series 2012-132 AI 3.00% 12/25/27 S	1,312,211	116,718
Series 2012-137 AI 3.00% 12/25/27 S	447,757	39,557
Series 2012-137 WI 3.50% 12/25/32 S	324,280	48,622
Series 2012-139 NS 4.484% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S●	2,601,890	542,810
Series 2012-144 EI 3.00% 1/25/28 S	593,346	49,942
Series 2012-144 PI 3.50% 6/25/42 S	366,026	48,440
Series 2012-146 IO 3.50% 1/25/43 S	1,722,728	345,771
Series 2012-149 IC 3.50% 1/25/28 S	1,230,131	128,455
Series 2012-150 DI 3.00% 1/25/28 S	1,439,948	131,835
Series 2013-1 YI 3.00% 2/25/33 S	1,534,904	201,264
Series 2013-7 EI 3.00% 10/25/40 S	672,542	90,018
Series 2013-26 ID 3.00% 4/25/33 S	724,682	101,464
Series 2013-35 IB 3.00% 4/25/33 S	1,112,393	144,372
Series 2013-35 IG 3.00% 4/25/28 S	810,730	72,498
Series 2013-38 AI 3.00% 4/25/33 S	702,970	94,836
Series 2013-41 HI 3.00% 2/25/33 S	1,249,172	135,798
Series 2013-43 IX 4.00% 5/25/43 S	3,823,750	934,487

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-44 DI 3.00% 5/25/33 S	2,088,354	$294,471
Series 2013-45 PI 3.00% 5/25/33 S	525,476	73,601
Series 2013-55 AI 3.00% 6/25/33 S	1,588,044	225,114
Series 2013-59 PY 2.50% 6/25/43	110,000	95,409
Series 2013-60 CI 3.00% 6/25/31 S	466,019	42,457
Series 2013-69 IJ 3.00% 7/25/33 S	621,221	86,326
Series 2013-87 IW 2.50% 6/25/28 S	3,490,899	261,902
Series 2013-92 SA 3.734% (5.95% minus LIBOR01M, Cap 5.95%) 9/25/43 S●	1,859,189	325,143
Series 2013-101 HS 4.284% (6.50% minus LIBOR01M, Cap 6.50%) 10/25/43 S●	597,576	124,120
Series 2013-103 SK 3.704% (5.92% minus LIBOR01M, Cap 5.92%) 10/25/43 S●	1,635,068	289,735
Series 2014-36 ZE 3.00% 6/25/44	691,157	608,976
Series 2014-63 KI 3.50% 11/25/33 S	384,870	46,342
Series 2014-68 BS 3.934% (6.15% minus LIBOR01M, Cap 6.15%) 11/25/44 S●	1,267,433	228,826
Series 2014-90 SA 3.934% (6.15% minus LIBOR01M, Cap 6.15%) 1/25/45 S●	6,494,327	1,058,150
Series 2015-27 SA 4.234% (6.45% minus LIBOR01M, Cap 6.45%) 5/25/45 S●	456,112	86,473
Series 2015-40 GZ 3.50% 5/25/45	450,545	421,108
Series 2015-43 PZ 3.50% 6/25/45	471,893	442,644
Series 2015-44 Z 3.00% 9/25/43	1,658,834	1,453,363
Series 2015-57 LI 3.50% 8/25/35 S	1,625,279	257,192

(continues	)	9

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-59 CI 3.50% 8/25/30 S	551,328	$52,637
Series 2015-89 AZ 3.50% 12/25/45	161,197	150,408
Series 2015-95 SH 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/46 S●	1,193,085	206,414
Series 2016-6 AI 3.50% 4/25/34 S	945,784	118,109
Series 2016-30 CI 3.00% 5/25/36 S	780,725	108,445
Series 2016-33 DI 3.50% 6/25/36 S	1,934,268	292,983
Series 2016-33 EL 3.00% 6/25/46	92,000	81,167
Series 2016-36 SB 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 3/25/43 S●	639,805	77,832
Series 2016-40 IO 3.50% 7/25/36 S	254,502	42,134
Series 2016-40 ZC 3.00% 7/25/46	406,501	359,384
Series 2016-50 IB 3.00% 2/25/46 S	123,940	19,075
Series 2016-51 LI 3.00% 8/25/46 S	2,509,839	395,757
Series 2016-55 SK 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 8/25/46 S●	990,936	184,367
Series 2016-62 SA 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	2,000,487	381,824
Series 2016-64 CI 3.50% 7/25/43 S	923,425	127,420
Series 2016-71 PI 3.00% 10/25/46 S	1,242,540	187,474
Series 2016-74 GS 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	1,337,752	273,299
Series 2016-85 SA 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 11/25/46 S●	2,078,871	397,648
Series 2016-99 DI 3.50% 1/25/46 S	590,617	111,645

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-105 SA 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	1,263,988	$241,001
Series 2017-1 EI 3.50% 9/25/35 S	417,871	65,140
Series 2017-4 AI 3.50% 5/25/41 S	958,802	121,166
Series 2017-4 BI 3.50% 5/25/41 S	566,421	89,002
Series 2017-6 NI 3.50% 3/25/46 S	115,738	22,293
Series 2017-8 SG 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 2/25/47 S●	1,694,976	314,161
Series 2017-11 EI 3.00% 3/25/42 S	1,730,121	257,842
Series 2017-12 JI 3.50% 5/25/40 S	510,471	74,496
Series 2017-15 NZ 3.50% 3/25/47	132,112	124,792
Series 2017-16 SM 3.834% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	2,141,522	402,934
Series 2017-16 WI 3.00% 1/25/45 S	492,502	67,218
Series 2017-16 YT 3.00% 7/25/46	403,000	381,561
Series 2017-16 YW 3.00% 3/25/47	420,000	379,129
Series 2017-21 ZD 3.50% 4/25/47	503,727	473,568
Series 2017-25 BL 3.00% 4/25/47	157,000	143,314
Series 2017-26 VZ 3.00% 4/25/47	931,958	816,181
Series 2017-39 CY 3.50% 5/25/47	983,000	949,052
Series 2017-40 GZ 3.50% 5/25/47	347,801	328,226
Series 2017-45 JZ 3.00% 6/25/47	119,687	100,182
Series 2017-45 ZK 3.50% 6/25/47	256,687	239,498
Series 2017-46 VG 3.50% 4/25/38	201,000	195,514

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2017-61 SB 3.934% (6.15% minus LIBOR01M, Cap 6.15%) 8/25/47 S●	2,757,304	$520,405
Series 2017-69 SG 3.934% (6.15% minus LIBOR01M, Cap 6.15%) 9/25/47 S●	1,410,870	263,018
Series 2017-77 HZ 3.50% 10/25/47	493,965	468,541
Series 2017-88 EI 3.00% 11/25/47 S	1,194,520	232,857
Series 2017-88 IE 3.00% 11/25/47 S	888,815	169,780
Series 2017-94 CZ 3.50% 11/25/47	309,767	290,910
Series 2017-95 FA 2.432% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 ●	772,368	773,413
Series 2017-96 EZ 3.50% 12/25/47	549,781	518,960
Series 2017-99 IE 3.00% 12/25/47 S	913,019	184,911
Series 2018-8 MU 3.00% 2/25/48	885,000	795,820
Series 2018-15 GZ 3.00% 3/25/48	124,151	112,393
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	69,003	73,997
Series 3143 BC 5.50% 2/15/36	1,666,026	1,767,572
Series 3289 SA 4.592% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 S●	741,912	103,371
Series 3656 PM 5.00% 4/15/40	522,117	554,042
Series 4050 EI 4.00% 2/15/39 S	903,980	87,856
Series 4072 BI 3.50% 7/15/27 S	217,945	22,880
Series 4096 EI
3.00% 8/15/27 S	1,256,741	114,861
Series 4101 WI 3.50% 8/15/32 S	513,136	93,440
Series 4109 AI 3.00% 7/15/31 S	2,271,284	275,524
Series 4120 IK 3.00% 10/15/32 S	1,980,270	279,878

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4120 MI 3.00% 10/15/32 S	335,225	$48,994
Series 4135 AI 3.50% 11/15/42 S	1,642,697	345,900
Series 4139 IP 3.50% 4/15/42 S	362,629	46,775
Series 4142 IO 3.00% 12/15/27 S	641,412	56,809
Series 4146 AI 3.00% 12/15/27 S	744,081	60,430
Series 4146 IA 3.50% 12/15/32 S	1,020,745	158,847
Series 4150 UI 3.50% 8/15/32 S	2,223,449	243,816
Series 4159 KS 3.992% (6.15% minus LIBOR01M, Cap 6.15%) 1/15/43 S●	913,633	171,005
Series 4161 IM 3.50% 2/15/43 S	302,798	68,534
Series 4181 DI 2.50% 3/15/33 S	638,137	77,319
Series 4184 GS 3.962% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S●	1,071,928	201,140
Series 4185 LI 3.00% 3/15/33 S	519,097	74,319
Series 4186 IB 3.00% 3/15/33 S	904,503	117,042
Series 4188 JI 3.00% 4/15/33 S	1,274,868	145,659
Series 4191 CI 3.00% 4/15/33 S	212,337	29,509
Series 4205 AI 2.50% 5/15/28 S	231,455	19,781
Series 4216 KI 3.50% 6/15/28 S	1,158,572	114,186
Series 4342 CI 3.00% 11/15/33 S	375,019	45,491
Series 4435 DY 3.00% 2/15/35	1,305,000	1,224,972
Series 4453 DI 3.50% 11/15/33 S	448,134	61,023
Series 4464 DA 2.50% 1/15/43	511,040	456,786
Series 4494 SA 4.022% (6.18% minus LIBOR01M, Cap 6.18%) 7/15/45 S●	269,269	48,993

(continues	)	11

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4504 IO 3.50% 5/15/42 S	442,867	$53,116
Series 4527 CI 3.50% 2/15/44 S	1,277,073	232,262
Series 4531 PZ 3.50% 11/15/45	267,190	246,272
Series 4543 HI 3.00% 4/15/44 S	530,984	83,926
Series 4580 MI 3.50% 2/15/43 S	74,084	11,402
Series 4581 LI 3.00% 5/15/36 S	476,700	65,412
Series 4592 WT 5.50% 6/15/46	1,802,056	1,951,050
Series 4594 SG 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 6/15/46 S●	2,970,248	620,236
Series 4600 WI 3.50% 5/15/36 S	868,734	152,714
Series 4601 IN 3.50% 7/15/46 S	4,794,104	933,428
Series 4610 IB 3.00% 6/15/41 S	4,136,319	508,010
Series 4618 SA 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	623,664	126,913
Series 4623 LZ 2.50% 10/15/46	541,300	437,954
Series 4625 BI 3.50% 6/15/46 S	1,889,134	415,110
Series 4625 PZ 3.00% 6/15/46	332,560	291,424
Series 4627 PI 3.50% 5/15/44 S	1,683,679	245,627
Series 4631 GS 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/46 S●	2,054,465	364,386
Series 4636 NZ 3.00% 12/15/46	697,638	612,901
Series 4644 GI 3.50% 5/15/40 S	713,164	103,351
Series 4648 MZ 3.00% 6/15/46	168,193	149,509
Series 4648 SA 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	1,439,633	290,649

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4650 JE 3.00% 7/15/46	112,000	$99,876
Series 4655 WI 3.50% 8/15/43 S	749,205	129,622
Series 4657 JZ 3.50% 2/15/47	181,786	161,626
Series 4657 NW 3.00% 4/15/45	146,000	138,224
Series 4657 PS 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 2/15/47 S●	1,605,311	305,514
Series 4660 GI 3.00% 8/15/43 S	447,419	72,308
Series 4663 AI 3.00% 3/15/42 S	1,138,715	161,091
Series 4663 HZ 3.50% 3/15/47	161,235	152,312
Series 4664 ZC 3.00% 9/15/45	118,195	100,492
Series 4665 NI 3.50% 7/15/41 S	2,932,274	384,809
Series 4667 CI 3.50% 7/15/40 S	83,074	9,762
Series 4667 LI 3.50% 10/15/43 S	376,948	64,930
Series 4669 QI 3.50% 6/15/41 S	216,942	34,436
Series 4669 QW 3.00% 9/15/44	46,000	42,555
Series 4673 WI 3.50% 9/15/43 S	828,233	131,905
Series 4674 GI 3.50% 10/15/40 S	76,435	8,780
Series 4676 KZ 2.50% 7/15/45	347,064	284,126
Series 4690 WI 3.50% 12/15/43 S	1,062,156	171,262
Series 4691 LI 3.50% 1/15/41 S	735,163	111,480
Series 4693 EI 3.50% 8/15/42 S	515,885	81,038
Series 4700 WI 3.50% 1/15/44 S	1,344,920	242,713
Series 4703 CI 3.50% 7/15/42 S	1,535,286	215,364
Series 4791 AZ 3.50% 12/15/47	385,574	374,946

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Strips
Series 267 S5 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 8/15/42 S●	1,282,058	$217,672
Series 299 S1 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/43 S●	1,017,158	167,190
Series 304 C38 3.50% 12/15/27 S	710,508	64,110
Series 319 S2 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	644,062	115,035
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.466% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 ●	750,000	820,843
Series 2017-DNA3 M2 4.716% (LIBOR01M + 2.50%) 3/25/30 ●	315,000	329,612
Series 2017-HQA3 M2 4.566% (LIBOR01M + 2.35%) 4/25/30 ●	790,000	815,439
Series 2018-DNA1 M2 4.016% (LIBOR01M + 1.80%) 7/25/30 ●	1,040,000	1,033,418
Series 2018-HQA1 M2 4.516% (LIBOR01M + 2.30%) 9/25/30 ●	955,000	966,853
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	13,889	15,560
Series T-58 2A 6.50% 9/25/43 ◆	6,778	7,586
GNMA
Series 2008-65 SB 3.835% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 S●	647,042	65,693
Series 2009-2 SE 3.655% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 S●	1,983,568	225,412
Series 2010-113 KE 4.50% 9/20/40	1,087,324	1,140,786

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2011-157 SG 4.435% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S●	933,479	$179,279
Series 2011-H21 FT 3.12% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 ●	8,412,803	8,465,185
Series 2011-H23 FA 2.78% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 ●	5,667,765	5,708,086
Series 2012-61 PI 3.00% 4/20/39 S	53,827	4,117
Series 2012-108 KI 4.00% 8/16/42 S	1,892,527	363,764
Series 2012-136 MX 2.00% 11/20/42	240,000	203,612
Series 2012-H08 FB 2.68% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 ●	956,757	961,086
Series 2012-H18 NA 2.60% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 ●	555,847	557,872
Series 2012-H29 SA 2.595% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 ●	4,454,705	4,474,704
Series 2013-113 LY 3.00% 5/20/43	173,000	159,342
Series 2015-44 AI 3.00% 8/20/41 S	65,308	6,702
Series 2015-64 GZ 2.00% 5/20/45	654,154	492,079
Series 2015-74 CI 3.00% 10/16/39 S	1,026,777	122,730
Series 2015-76 MZ 3.00% 5/20/45	454,169	420,823
Series 2015-111 IH 3.50% 8/20/45 S	1,496,194	216,766
Series 2015-127 LM 3.00% 9/20/45	122,000	109,629
Series 2015-133 AL 3.00% 5/20/45	1,725,000	1,614,416
Series 2015-142 AI 4.00% 2/20/44 S	292,999	39,834

(continues	)	13

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2015-H10 FA 2.68% (LIBOR01M + 0.60%, Cap 7.50%) 4/20/65 ●	13,521,116	$13,603,619
Series 2015-H11 FC 2.63% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 ●	1,722,533	1,729,798
Series 2015-H12 FB 2.68% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 ●	7,153,212	7,194,569
Series 2015-H20 FB 2.68% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 ●	1,818,997	1,830,390
Series 2015-H30 FD 2.68% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 ●	146,111	146,903
Series 2016-75 JI 3.00% 9/20/43 S	3,626,446	552,146
Series 2016-89 QS 3.885% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	1,017,149	202,091
Series 2016-103 DY 2.50% 8/20/46	24,000	20,251
Series 2016-108 SK 3.885% (6.05% minus LIBOR01M, Cap 6.05%) 8/20/46 S●	1,598,785	299,080
Series 2016-115 SA 3.935% (6.10% minus LIBOR01M, Cap 6.10%) 8/20/46 S●	2,762,562	500,748
Series 2016-116 GI 3.50% 11/20/44 S	1,914,899	295,109
Series 2016-118 DI 3.50% 3/20/43 S	2,131,159	297,870
Series 2016-118 ES 3.935% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	1,054,335	197,746
Series 2016-120 IA 3.00% 2/20/46 S	140,049	21,842
Series 2016-120 NS 3.935% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	2,269,593	431,818

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-121 JS 3.935% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	1,663,629	$314,978
Series 2016-126 NS 3.935% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	1,108,535	216,690
Series 2016-134 MW 3.00% 10/20/46	98,000	93,754
Series 2016-147 ST 3.885% (6.05% minus LIBOR01M, Cap 6.05%) 10/20/46 S●	1,049,368	200,336
Series 2016-149 GI 4.00% 11/20/46 S	1,135,347	258,984
Series 2016-156 PB 2.00% 11/20/46	362,000	279,614
Series 2016-159 MI 3.00% 3/20/46 S	102,183	16,388
Series 2016-160 GI 3.50% 11/20/46 S	1,334,741	312,040
Series 2016-160 GS 3.935% (6.10% minus LIBOR01M, Cap 6.10%) 11/20/46 S●	3,058,485	590,619
Series 2016-160 VZ 2.50% 11/20/46	182,152	142,848
Series 2016-163 MI 3.50% 11/20/46 S	937,107	117,645
Series 2016-163 PI 3.50% 5/20/43 S	2,743,676	453,461
Series 2016-163 XI 3.00% 10/20/46 S	1,482,632	211,015
Series 2016-171 IO 3.00% 7/20/44 S	2,291,913	304,248
Series 2016-171 IP 3.00% 3/20/46 S	1,370,988	204,529
Series 2016-H06 FD 3.00% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 ●	1,846,509	1,880,545
Series 2017-4 BW 3.00% 1/20/47	106,000	98,941
Series 2017-10 IB 4.00% 1/20/47 S	1,219,742	270,036
Series 2017-10 KZ 3.00% 1/20/47	174,500	155,795
Series 2017-11 IM 3.00% 5/20/42 S	2,989,691	371,676

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2017-18 GM 2.50% 2/20/47	90,000	$79,550
Series 2017-18 QI 4.00% 3/16/41 S	1,042,604	195,673
Series 2017-18 QS 3.942% (6.10% minus LIBOR01M, Cap 6.10%) 2/16/47 S●	1,288,744	233,708
Series 2017-25 CZ 3.50% 2/20/47	478,774	460,946
Series 2017-25 WZ 3.00% 2/20/47	369,102	338,397
Series 2017-26 SA 3.935% (6.10% minus LIBOR01M, Cap 6.10%) 2/20/47 S●	1,219,477	213,483
Series 2017-34 DY 3.50% 3/20/47	230,000	226,365
Series 2017-52 GH 3.00% 4/20/47	95,000	87,738
Series 2017-56 JZ 3.00% 4/20/47	297,358	261,096
Series 2017-56 QS 3.985% (6.15% minus LIBOR01M, Cap 6.15%) 4/20/47 S●	1,684,195	294,939
Series 2017-56 QW 3.00% 12/20/46	110,000	101,830
Series 2017-68 SB 3.985% (6.15% minus LIBOR01M, Cap 6.15%) 5/20/47 S●	2,557,271	418,618
Series 2017-80 AS 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 5/20/47 S●	3,289,256	590,639
Series 2017-91 SM 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 6/20/47 S●	94,218	17,249
Series 2017-101 AI 4.00% 7/20/47 S	808,717	159,401
Series 2017-101 KS 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S●	1,308,638	233,292
Series 2017-101 SK 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S●	3,289,061	584,640

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2017-101 TI 4.00% 3/20/44 S	1,219,690	$199,544
Series 2017-107 QZ 3.00% 8/20/45	224,720	190,936
Series 2017-107 T 3.00% 1/20/47	614,000	584,718
Series 2017-113 LB 3.00% 7/20/47	595,000	543,312
Series 2017-114 IK 4.00% 10/20/44 S	1,765,640	384,967
Series 2017-117 SD 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 8/20/47 S●	92,848	16,942
Series 2017-120 QS 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 8/20/47 S●	1,440,536	280,216
Series 2017-121 IL 3.00% 2/20/42 S	91,556	14,430
Series 2017-130 YJ 2.50% 8/20/47	270,000	236,892
Series 2017-134 ES 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	811,409	140,032
Series 2017-134 KI 4.00% 5/20/44 S	1,028,669	178,956
Series 2017-134 SD 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	4,723,485	891,510
Series 2017-137 CZ 3.00% 9/20/47	1,669,274	1,453,520
Series 2017-137 IO 3.00% 6/20/45 S	1,905,188	321,964
Series 2017-141 JS 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	1,249,082	241,268
Series 2017-144 EI 3.00% 12/20/44 S	1,751,130	279,466
Series 2017-163 HS 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	5,648,102	966,140
Series 2017-163 ZK 3.50% 11/20/47	3,400,193	3,200,469
Series 2017-174 HI 3.00% 7/20/45 S	1,598,680	273,099

(continues	)	15

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2017-184 AL 3.00% 6/20/47	340,000	$330,390
Series 2018-1 ST 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	2,648,763	504,701
Series 2018-8 VZ 3.00% 3/20/47	448,877	432,907
Series 2018-11 AI 3.00% 1/20/46 S	1,062,221	190,237
Series 2018-13 PZ 3.00% 1/20/48	224,439	202,747
Series 2018-14 ZE 3.50% 1/20/48	122,829	115,653
Series 2018-22 LZ 3.00% 2/20/48	147,557	126,854
Series 2018-24 HZ 3.00% 2/20/48	113,975	100,377
Series 2018-34 TY 3.50% 3/20/48	196,000	185,627
Series 2018-37 SA 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	898,230	164,326
Series 2018-46 AS 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	3,164,454	611,551
Series 2018-63 BZ 3.00% 4/20/48	486,030	424,384

Total Agency Collateralized Mortgage Obligations (cost $149,780,602)		145,605,471

Agency Commercial Mortgage-Backed Securities – 0.85%

Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 A2 2.653% 8/25/26 ◆	685,000	647,023
Series K061 A2 3.347% 11/25/26 ◆●	2,000,000	1,979,017
Series X3FX A2FX 3.00% 6/25/27 ◆	1,070,000	1,023,769
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.781% 11/25/49 #●	550,000	562,853
Series 2011-K15 B 144A 5.116% 8/25/44 #●	75,000	77,951

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2012-K18 B 144A 4.40% 1/25/45 #●	1,000,000	$1,023,746
Series 2012-K22 B 144A 3.812% 8/25/45 #●	665,000	664,566
Series 2012-K23 B 144A 3.782% 10/25/45 #●	1,500,000	1,500,104
Series 2013-K24 B 144A 3.622% 11/25/45 #●	3,675,000	3,646,260
Series 2013-K25 C 144A 3.744% 11/25/45 #●	500,000	490,676
Series 2013-K28 C 144A 3.61% 6/25/46 #●	300,000	293,945
Series 2013-K33 B 144A 3.615% 8/25/46 #●	505,000	500,594
Series 2013-K33 C 144A 3.615% 8/25/46 #●	300,000	292,747
Series 2013-K712 B 144A 3.473% 5/25/45 #●	470,000	469,917
Series 2013-K713 B 144A 3.263% 4/25/46 #●	285,000	284,120
Series 2013-K713 C 144A 3.263% 4/25/46 #●	945,000	938,478
Series 2014-K716 B 144A 4.081% 8/25/47 #●	500,000	504,385
Series 2014-K717 B 144A 3.753% 11/25/47 #●	1,225,000	1,225,418
Series 2014-K717 C 144A 3.753% 11/25/47 #●	415,000	410,447
Series 2015-K49 B 144A 3.848% 10/25/48 #●	840,000	812,337
Series 2015-K721 C 144A 3.681% 11/25/47 #●	475,000	453,701
Series 2016-K53 B 144A 4.156% 3/25/49 #●	280,000	275,569
Series 2016-K722 B 144A 3.966% 7/25/49 #●	425,000	426,099
Series 2016-K723 B 144A 3.703% 11/25/23 #●	620,000	600,011
Series 2017-K71 B 144A 3.882% 11/25/50 #●	470,000	446,233

Total Agency Commercial Mortgage-Backed Securities (cost $19,793,674)		19,549,966

Agency Mortgage-Backed Securities – 22.27%

Fannie Mae
5.50% 3/1/37	8,303	8,574
5.50% 7/1/37	22,563	23,232

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae ARM 4.564% (LIBOR12M + 1.83%, Cap 10.178%) 8/1/35 ●	9,952	$10,457
Fannie Mae FHAVA 4.50% 7/1/40	419,533	434,413
Fannie Mae S.F. 15 yr 4.50% 7/1/20	12,757	12,915
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,223,464	1,181,017
4.00% 10/1/40	21,911	22,292
4.00% 11/1/40	120,132	122,218
4.00% 3/1/46	100,001	101,328
4.00% 9/1/48	19,000,000	19,195,047
4.50% 5/1/35	73,716	76,518
4.50% 8/1/35	135,974	141,009
4.50% 9/1/35	120,798	124,982
4.50% 5/1/39	508,889	529,977
4.50% 8/1/39	902,429	939,980
4.50% 11/1/39	374,669	390,952
4.50% 6/1/40	424,003	441,128
4.50% 8/1/40	105,703	109,763
4.50% 4/1/41	70,442	73,310
4.50% 10/1/43	532,168	554,225
4.50% 2/1/44	1,823,335	1,898,112
4.50% 10/1/44	290,227	302,017
4.50% 3/1/46	636,325	661,267
4.50% 5/1/46	1,488,283	1,542,606
4.50% 7/1/46	970,722	1,003,970
4.50% 8/1/48	4,052,156	4,183,029
5.00% 3/1/34	2,144	2,281
5.00% 4/1/34	12,434	13,196
5.00% 8/1/34	20,487	21,751
5.00% 4/1/35	5,751	6,097
5.00% 12/1/37	1,642	1,726
5.00% 3/1/38	130,553	137,773
5.00% 6/1/38	5,771	6,069
5.00% 2/1/39	4,111	4,316
5.00% 5/1/40	94,891	100,968
5.00% 6/1/44	963,191	1,026,892
5.00% 7/1/47	695,061	740,592
5.00% 9/1/48	3,104,418	3,285,365
5.50% 12/1/33	12,060	12,893
5.50% 2/1/35	307,890	335,505
5.50% 3/1/38	80,115	86,355
5.50% 9/1/41	476,302	525,906
5.50% 5/1/44	12,583,821	13,626,076
5.50% 8/1/48	846,152	919,156
6.00% 9/1/36	150,333	166,233
6.00% 8/1/38	32,360	34,952

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 12/1/38	7,410	$8,168
6.00% 6/1/41	2,342,821	2,581,222
6.00% 7/1/41	7,915,703	8,726,563
6.50% 11/1/33	2,960	3,245
6.50% 2/1/36	39,069	42,833
6.50% 3/1/36	58,032	63,623
6.50% 6/1/36	121,327	133,563
6.50% 2/1/38	26,458	29,007
6.50% 11/1/38	7,212	8,082
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/48	25,200,000	24,114,533
3.00% 11/1/48	30,000,000	28,678,479
3.50% 10/1/48	53,939,000	53,079,914
3.50% 11/1/48	232,961,000	229,004,926
4.00% 10/1/48	43,100,000	43,519,794
4.00% 12/1/48	27,000,000	27,191,063
4.50% 10/1/48	6,100,000	6,292,770
Freddie Mac ARM
3.50% (LIBOR12M + 1.625%, Cap 10.50%) 2/1/38 ●	15,252	15,892
4.564% (LIBOR12M + 2.18%, Cap 10.606%) 5/1/37 ●	169,257	179,784
Freddie Mac S.F. 20 yr
5.50% 10/1/23	21,199	22,581
5.50% 8/1/24	8,777	9,350
Freddie Mac S.F. 30 yr
3.50% 8/1/48	169,999	167,380
3.50% 9/1/48	5,830,001	5,740,337
4.50% 4/1/39	60,153	62,434
4.50% 7/1/42	555,635	579,698
4.50% 12/1/43	121,700	126,916
4.50% 8/1/44	713,955	741,241
4.50% 11/1/45	191,676	198,139
4.50% 8/1/48	3,920,088	4,069,371
5.00% 12/1/41	359,112	382,857
5.00% 4/1/44	413,534	440,285
5.00% 12/1/44	541,730	576,925
5.50% 12/1/35	19,007	20,529
5.50% 1/1/39	110,953	120,233
5.50% 6/1/41	4,740,946	5,133,512
5.50% 9/1/41	705,839	769,634
6.00% 7/1/40	6,115,000	6,771,837
6.50% 11/1/33	23,750	26,273
6.50% 1/1/35	81,079	91,416
7.00% 1/1/38	18,473	20,422
GNMA I S.F. 30 yr 5.50% 2/15/41	222,207	239,028

(continues	)	17

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA I S.F. 30 yr 7.00% 12/15/34	129,273	$145,350
GNMA II S.F. 30 yr
5.00% 9/20/46	67,677	71,706
5.00% 7/20/48	783,634	820,504
5.00% 9/20/48	791,000	827,120
5.50% 5/20/37	135,100	143,340
6.00% 4/20/34	4,635	4,926
6.00% 2/20/39	141,435	151,024
6.00% 10/20/39	272,205	291,149
6.00% 2/20/40	628,702	673,872
6.00% 4/20/46	194,092	211,852
GNMA II S.F. 30 yr TBA 4.00% 10/20/48	6,000,000	6,101,367

Total Agency Mortgage-Backed Securities (cost $516,217,248)		514,564,509

Agency Obligation – 0.10%

Federal Home Loan Mortgage 2.25% 11/24/20	2,300,000	2,271,577

Total Agency Obligation (cost $2,300,000)		2,271,577

Collateralized Debt Obligations – 4.64%

Allegro CLO VI
Series 2017-2A A 144A 3.466% (LIBOR03M + 1.13%, Floor 1.13%) 1/17/31 #●	400,000	399,392
AMMC CLO 16
Series 2015-16A AR 144A 3.599% (LIBOR03M + 1.26%) 4/14/29 #●	145,000	145,081
AMMC CLO 21
Series 2017-21A A 144A 3.599% (LIBOR03M + 1.25%) 11/2/30 #●	2,400,000	2,410,423
AMMC CLO 22
Series 2018-22A A 144A 3.365% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #●	1,300,000	1,291,242
AMMC CLO XII
Series 2013-12A AR 144A 3.541% (LIBOR03M + 1.20%, Floor 1.20%) 11/10/30 #●	2,000,000	2,000,496
AMMC CLO XIII
Series 2013-13A A1LR 144A 3.602% (LIBOR03M + 1.26%) 7/24/29 #●	1,500,000	1,507,572

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Apex Credit CLO
Series 2017-1A A1 144A 3.812% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #●	1,275,000	$1,277,620
Series 2018-1A A2 144A 3.365% (LIBOR03M + 1.03%) 4/25/31 #●	2,400,000	2,383,831
Arbor Realty CLO
Series 2017-FL3 A 144A 3.148% (LIBOR01M + 0.99%) 12/15/27 #●	250,000	250,397
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.429% (LIBOR03M + 1.09%) 1/15/31 #●	1,500,000	1,492,415
Atrium XII
Series 12A AR 144A 3.177% (LIBOR03M + 0.83%) 4/22/27 #●	2,500,000	2,487,853
Atrium XIII
Series 13A A1 144A 3.527% (LIBOR03M + 1.18%) 11/21/30 #●	250,000	250,129
Battalion CLO XII
Series 2018-12A A1 144A 3.40% (LIBOR03M + 1.07%, Floor 1.07%) 5/17/31 #●	1,000,000	995,145
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.838% (LIBOR03M + 1.49%) 1/20/29 #●	2,400,000	2,403,206
BlueMountain CLO
Series 2015-1A A1R 144A 3.667% (LIBOR03M + 1.33%) 4/13/27 #●	400,000	399,796
Catamaran CLO
Series 2013-1A AR 144A 3.187% (LIBOR03M + 0.85%) 1/27/28 #●	3,500,000	3,472,602
Cedar Funding VI CLO
Series 2016-6A A1 144A 3.818% (LIBOR03M + 1.47%) 10/20/28 #●	1,230,000	1,229,860
CFIP CLO
Series 2017-1A A 144A 3.553% (LIBOR03M + 1.22%) 1/18/30 #●	2,300,000	2,300,002

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
CIFC Funding
Series 2015-2A AR 144A 3.119% (LIBOR03M + 0.78%, Floor 0.78%) 4/15/27 #●	2,050,000	$2,042,308
Crown Point CLO 5
Series 2018-5A A 144A 3.276% (LIBOR03M + 0.94%) 7/17/28 #●	400,000	399,545
CVP CLO 2017-2
Series 2017-2A A 144A 3.538% (LIBOR03M + 1.19%, Floor 1.19%) 1/20/31 #●	400,000	399,897
ECP CLO
Series 2015-7A A1R 144A 3.488% (LIBOR03M + 1.14%) 4/22/30 #●	3,000,000	2,984,325
Emerson Park CLO
Series 2013-1A A1AR 144A 3.319% (LIBOR03M + 0.98%) 7/15/25 #●	68,738	68,706
Galaxy XXI CLO
Series 2015-21A AR 144A 3.368% (LIBOR03M + 1.02%) 4/20/31 #●	1,650,000	1,638,737
GoldenTree Loan Management US CLO 1
Series 2017-1A A 144A 3.568% (LIBOR03M + 1.22%) 4/20/29 #●	1,190,000	1,192,223
Halcyon Loan Advisors Funding
Series 2012-1A A1 144A 3.814% (LIBOR03M + 1.50%) 8/15/23 #●	36,461	36,457
Hull Street CLO
Series 2014-1A AR 144A 3.553% (LIBOR03M + 1.22%) 10/18/26 #●	500,000	499,744
Jamestown CLO IV
Series 2014-4A A1CR 144A 3.029% (LIBOR03M
+ 0.69%) 7/15/26 #●	1,140,805	1,136,300
Jamestown CLO VII
Series 2015-7A A1R 144A 3.165% (LIBOR03M + 0.83%, Floor 0.83%) 7/25/27 #●	700,000	699,646

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Jamestown CLO VIII
Series 2015-8A A1AR 144A 3.209% (LIBOR03M + 0.87%, Floor 0.87%) 1/15/28 #●	1,500,000	$1,494,126
KKR CLO 20
Series 20 A 144A 3.469% (LIBOR03M + 1.13%, Floor 1.13%) 10/16/30 #●	300,000	300,228
KVK CLO
Series 2013-2A AR 144A 3.489% (LIBOR03M + 1.15%) 1/15/26 #●	1,149,760	1,149,174
Marathon CLO V
Series 2013-5A A1R 144A 3.182% (LIBOR03M + 0.87%) 11/21/27 #●	1,100,000	1,099,584
Mariner CLO 5
Series 2018-5A A 144A 3.324% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	1,800,000	1,791,610
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.472% (LIBOR03M + 1.15%) 2/20/31 #●	1,750,000	1,746,418
Midocean Credit CLO IX
Series 2018-9A A1 144A 3.397% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #●	1,250,000	1,249,303
Monarch Grove CLO
Series 2018-1A A1 144A 3.215% (LIBOR03M + 0.88%) 1/25/28 #●	5,100,000	5,095,283
Mountain View CLO X
Series 2015-10A AR 144A 3.157% (LIBOR03M + 0.82%, Floor 0.82%) 10/13/27 #●	2,000,000	1,998,984
Neuberger Berman Loan Advisers CLO 29
Series 2018-29A A1 144A 3.566% (LIBOR03M + 1.13%, Floor 1.13%) 10/19/31 #●	2,800,000	2,800,000
Northwoods Capital XV
Series 2017-15A A 144A 3.638% (LIBOR03M + 1.30%) 6/20/29 #●	3,000,000	3,008,316

(continues	)	19

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Northwoods Capital XVII
Series 2018-17A A 144A 3.308% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #●	1,700,000	$1,697,022
Oak Hill Credit Partners X
Series 2014-10A AR 144A 3.478% (LIBOR03M + 1.13%) 7/20/26 #●	1,000,000	1,000,095
Oaktree CLO
Series 2014-1A A1R 144A 3.628% (LIBOR03M + 1.29%) 5/13/29 #●	250,000	250,772
OCP CLO
Series 2015-9A A1R 144A 3.139% (LIBOR03M + 0.80%) 7/15/27 #●	2,100,000	2,094,032
Series 2015-10A A1R 144A 3.155% (LIBOR03M + 0.82%) 10/26/27 #●	3,200,000	3,198,294
Series 2017-13A A1A 144A 3.599% (LIBOR03M + 1.26%) 7/15/30 #●	1,000,000	1,002,894
Octagon Investment Partners XIX
Series 2014-1A AR 144A 3.439% (LIBOR03M + 1.10%) 4/15/26 #●	785,818	785,418
OFSI Fund VI
Series 2014-6A A1R 144A 2.989% (LIBOR03M + 0.65%) 3/20/25 #●	1,596,817	1,596,007
OFSI Fund VII
Series 2014-7A AR 144A 3.233% (LIBOR03M + 0.90%) 10/18/26 #●	2,100,000	2,098,929
OZLM IX
Series 2014-9A A1R 144A 3.568% (LIBOR03M + 1.22%) 1/20/27 #●	1,800,000	1,799,496
OZLM XVIII
Series 2018-18A A 144A 3.35% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/31 #●	1,350,000	1,339,459
Saranac CLO VII
Series 2014-2A A1AR 144A 3.552% (LIBOR03M + 1.23%) 11/20/29 #●	250,000	250,182

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Shackleton III CLO
Series 2013-3A AR 144A 3.459% (LIBOR03M + 1.12%, Floor 1.12%) 7/15/30 #●	1,750,000	$1,742,556
Sound Point CLO VIII
Series 2015-1A AR 144A 3.199% (LIBOR03M + 0.86%) 4/15/27 #●	3,200,000	3,213,526
Sounds Point CLO IV-R
Series 2013-3RA A 144A 3.651% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #●	1,000,000	998,413
Staniford Street CLO
Series 2014-1A AR 144A 3.514% (LIBOR03M + 1.18%) 6/15/25 #●	917,364	917,550
Steele Creek CLO
Series 2017-1A A 144A 3.589% (LIBOR03M + 1.25%) 1/15/30 #●	250,000	250,031
TIAA CLO II
Series 2017-1A A 144A 3.628% (LIBOR03M + 1.28%) 4/20/29 #●	1,040,000	1,041,654
TICP CLO I
Series 2015-1A AR 144A 3.148% (LIBOR03M + 0.80%) 7/20/27 #●	1,200,000	1,194,841
TICP CLO IX
Series 2017-9A A 144A 3.488% (LIBOR03M + 1.14%) 1/20/31 #●	400,000	398,785
Venture 31 CLO
Series 2018-31A A1 144A 3.342% (LIBOR03M + 1.03%, Floor 1.03%) 4/20/31 #●	1,500,000	1,488,213
Venture 33 CLO
Series 2018-33A A1L 144A 3.318% (LIBOR03M + 1.14%, Floor 1.14%) 7/15/31 #●	1,250,000	1,249,318
Venture 34 CLO
Series 2018-34A A 144A 3.567% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #●	2,500,000	2,500,000

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Venture XVI CLO
Series 2014-16A ARR 144A 3.189% (LIBOR03M + 0.85%, Floor 0.85%) 1/15/28 #●	1,200,000	$1,198,697
Venture XVII CLO
Series 2014-17A ARR 144A 3.219% (LIBOR03M + 0.88%) 4/15/27 #●	400,000	398,844
Venture XX CLO
Series 2015-20A AR 144A 3.159% (LIBOR03M + 0.82%) 4/15/27 #●	2,000,000	1,998,984
Venture XXII CLO
Series 2015-22A AR 144A 3.419% (LIBOR03M + 1.08%) 1/15/31 #●	1,750,000	1,747,557
Venture XXIV CLO
Series 2016-24A A1D 144A 3.768% (LIBOR03M + 1.42%) 10/20/28 #●	1,115,000	1,115,191
Venture XXVIII CLO
Series 2017-28A A2 144A 3.458% (LIBOR03M + 1.11%) 7/20/30 #●	2,100,000	2,094,922
Venture CDO
Series 2016-25A A1 144A 3.838% (LIBOR03M + 1.49%) 4/20/29 #●	490,000	491,077
Voya CLO
Series 2014-3A A1R 144A 3.055% (LIBOR03M + 0.72%) 7/25/26 #●	1,100,000	1,099,205
Series 2018-3A A1A 144A 3.487% (LIBOR03M + 1.15%, Floor 1.15%) 10/15/31 #●	2,500,000	2,500,000
WhiteHorse IX
Series 2014-9A AR 144A 3.496% (LIBOR03M + 1.16%) 7/17/26 #●	398,928	398,724
Z Capital Credit Partners CLO
Series 2015-1A A1R 144A 3.289% (LIBOR03M + 0.95%, Floor 0.95%) 7/16/27 #●	2,600,000	2,592,270

Total Collateralized Debt Obligations (cost $107,403,312)		107,270,934

	Principal amount°	Value (US $)
Convertible Bonds – 1.40%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	230,000	$328,853
Ares Capital 3.75% exercise price $19.39, maturity date 2/1/22	125,000	126,645
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	457,000	550,504
Blackstone Mortgage Trust
4.375% exercise price $35.67, maturity date 5/5/22	228,000	228,590
4.75% exercise price $36.23, maturity date 3/15/23	515,000	514,518
5.25% exercise price $27.36, maturity date 12/1/18	726,000	896,850
Booking Holdings 0.35% exercise price $1,315.10, maturity date 6/15/20	448,000	681,004
Cemex 3.72% exercise price $11.01, maturity date 3/15/20	1,329,000	1,342,508
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	502,000	716,630
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	1,314,000	1,060,561
Cree 144A 0.875% exercise price $59.97, maturity date 9/1/23 #	272,000	250,230
CSG Systems International 4.25% exercise price $57.09, maturity date 3/15/36	741,000	780,529
DISH Network
2.375% exercise price $82.22, maturity date 3/15/24	396,000	352,473
3.375% exercise price $65.18, maturity date 8/15/26	912,000	872,115
Dycom Industries 0.75% exercise price $96.89, maturity date 9/15/21	425,000	473,487

(continues	)	21

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Empire State Realty OP 144A 2.625% exercise price $19.25, maturity date 8/15/19 #	547,000	$550,027
GAIN Capital Holdings 5.00% exercise price $8.20, maturity date 8/15/22	941,000	972,523
GCI Liberty 144A 1.75% exercise price $370.52, maturity date 9/30/46 #	773,000	853,428
Helix Energy Solutions Group
4.125% exercise price $9.47, maturity date 9/15/23	34,000	44,202
4.25% exercise price $13.89, maturity date 5/1/22	805,000	865,623
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	706,000	689,056
Insulet
1.25% exercise price $58.37, maturity date 9/15/21	239,000	439,448
144A 1.375% exercise price $93.18, maturity date 11/15/24 #	410,000	519,370
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	489,000	559,416
Liberty Media 2.25% exercise price $35.35, maturity date 9/30/46	1,563,000	858,712
Ligand Pharmaceuticals 144A 0.75% exercise price $248.48, maturity date 5/15/23 #	410,000	500,105
Medicines 2.75% exercise price $48.97, maturity date 7/15/23	923,000	841,693
Meritor 3.25% exercise price $39.92, maturity date 10/15/37	487,000	465,978
Microchip Technology 1.625% exercise price $98.03, maturity date 2/15/27	806,000	860,989
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	378,000	645,276

	Principal amount°	Value (US $)
Convertible Bonds (continued)
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	500,000	$505,607
Novellus Systems 2.625% exercise price $32.95, maturity date 5/15/41	130,000	596,208
NRG Energy 144A 2.75% exercise price $47.74, maturity date 6/1/48 #	732,000	772,434
NXP Semiconductors 1.00% exercise price $102.57, maturity date 12/1/19	719,000	750,441
Pacira Pharmaceuticals 2.375% exercise price $66.89, maturity date 4/1/22	664,000	703,837
Palo Alto Networks 144A 0.75% exercise price $266.35, maturity date 7/1/23 #	577,000	605,963
Paratek Pharmaceuticals 144A 4.75% exercise price $15.90, maturity date 5/1/24 #	1,118,000	1,060,703
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	700,000	680,967
PROS Holdings 2.00% exercise price $48.63, maturity date 6/1/47	775,000	761,259
Quotient Technology 144A 1.75% exercise price $17.36, maturity date 12/1/22 #	547,000	609,570
Retrophin 2.50% exercise price $38.80, maturity date 9/15/25	158,000	162,644
RPM International 2.25% exercise price $52.12, maturity date 12/15/20	403,000	497,685
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	98,000	161,749
Spirit Realty Capital 3.75% exercise price $11.46, maturity date 5/15/21	378,000	381,987
Splunk 144A 1.125% exercise price $148.30, maturity date 9/15/25 #	185,000	191,450

	Principal amount°		Value (US $)
Convertible Bonds (continued)
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22		565,000	$541,848
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19		322,000	308,481
Team 5.00% exercise price $21.70, maturity date 8/1/23		413,000	521,413
Tesla Energy Operations 1.625% exercise price $759.35, maturity date 11/1/19		610,000	535,246
Vector Group
1.75% exercise price $21.28, maturity date 4/15/20 ●		514,500	537,527
2.50% exercise price $13.81, maturity date 1/15/19 ●		726,600	783,458
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20		451,000	455,741
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21		785,000	812,418
Vishay Intertechnology 144A 2.25% exercise price $31.49, maturity date 6/15/25 #		659,000	614,318

Total Convertible Bonds (cost $31,094,544)			32,394,297

Corporate Bonds – 35.87%
Banking – 13.49%
Akbank Turk 144A 7.20% 3/16/27 #µ		840,000	700,213
Ally Financial
3.50% 1/27/19		100,000	100,125
3.75% 11/18/19		100,000	99,875
4.125% 3/30/20		1,000,000	1,006,250
8.00% 3/15/20		100,000	106,450
ANZ New Zealand International 144A 2.60% 9/23/19 #		200,000	199,339
Banco Bilbao Vizcaya Argentaria 6.75%µy	EUR	400,000	483,969
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		570,000	521,194

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Banco Nacional de Desenvolvimento Economico e Social 6.50% 6/10/19		2,500,000	$2,559,925
Banco Santander
3.848% 4/12/23		1,400,000	1,369,007
6.25%µy	EUR	400,000	484,124
Banco Santander Mexico 144A 4.125% 11/9/22 #		745,000	742,020
Bank of America
2.60% 1/15/19		174,000	173,981
2.625% 4/19/21		1,000,000	983,943
3.004% 12/20/23 µ		2,001,000	1,942,522
3.007% (LIBOR03M + 0.66%) 7/21/21 ●		900,000	905,351
3.023% (LIBOR03M + 0.65%) 6/25/22 ●		1,800,000	1,805,440
3.111% (LIBOR03M + 0.77%) 2/5/26 ●		1,550,000	1,525,238
3.30% 8/5/21	AUD	240,000	175,029
3.30% 1/11/23		716,000	705,657
3.55% 3/5/24 µ		2,100,000	2,076,643
3.864% 7/23/24 µ		4,155,000	4,156,597
4.125% 1/22/24		200,000	203,280
4.271% 7/23/29 µ		1,755,000	1,753,372
5.625% 7/1/20		510,000	530,985
5.875%µy		900,000	893,250
Bank of China 144A 5.00% 11/13/24 #		795,000	812,545
Bank of Georgia 144A 6.00% 7/26/23 #		690,000	675,282
Bank of Montreal 3.803% 12/15/32 µ		1,380,000	1,291,114
Bank of New York Mellon 3.389% (LIBOR03M + 1.05%) 10/30/23 ●		1,420,000	1,449,167
Bank of Nova Scotia 1.875% 4/26/21		4,500,000	4,352,517
Bankia 3.50% 1/17/19	EUR	800,000	938,689
Barclays
3.695% (LIBOR03M + 1.38%) 5/16/24 ●		1,800,000	1,791,937
4.972% 5/16/29 µ		3,000,000	2,966,034
6.50%µy	EUR	1,000,000	1,198,784
7.75%µy		1,990,000	1,999,950
8.25%µy		1,975,000	1,994,813
Barclays Bank 7.625% 11/21/22		1,800,000	1,954,575
BB&T 2.563% (LIBOR03M + 0.22%) 2/1/21 ●		980,000	978,824

(continues	)	23

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)

Banking (continued)
BBVA Bancomer 144A 7.25% 4/22/20 #		100,000	$104,560
BNG Bank 3.50% 7/19/27	AUD	292,000	215,372
BNP Paribas
144A 7.375%#µy		700,000	736,715
7.375%µy		500,000	526,225
Branch Banking & Trust 2.85% 4/1/21		670,000	662,911
CIT Group 4.125% 3/9/21		400,000	402,300
Citibank 3.40% 7/23/21		540,000	540,063
Citigroup
2.65% 10/26/20		3,200,000	3,158,660
3.20% 10/21/26		1,000,000	934,446
3.216% (BBSW3M + 1.25%) 8/7/19 ●	AUD	454,000	329,878
3.247% (LIBOR03M + 0.93%) 6/7/19 ●		2,300,000	2,312,508
3.412% (LIBOR03M + 1.10%) 5/17/24 ●		1,560,000	1,573,410
3.75% 10/27/23	AUD	498,000	363,766
4.044% 6/1/24 µ		1,800,000	1,808,524
4.05% 7/30/22		150,000	151,365
4.075% 4/23/29 µ		3,400,000	3,338,816
Citizens Bank 2.55% 5/13/21		2,605,000	2,539,315
Citizens Financial Group
2.375% 7/28/21		115,000	111,015
4.30% 12/3/25		965,000	952,513
Compass Bank
2.875% 6/29/22		1,220,000	1,177,607
3.875% 4/10/25		1,145,000	1,099,792
Cooperatieve Rabobank
2.50% 9/4/20	NOK	1,740,000	217,960
2.765% (LIBOR03M + 0.43%) 4/26/21 ●		500,000	501,237
3.375% 4/24/23	NZD	541,000	362,294
3.75% 7/21/26		1,350,000	1,276,617
4.375% 8/4/25		2,000,000	1,982,575
6.875% 3/19/20	EUR	2,400,000	3,052,739
Credit Suisse Group
144A 4.207% 6/12/24 #µ		4,335,000	4,323,613
144A 6.25% 1/1/00 #µy		2,035,000	2,012,106
144A 7.50% 1/1/00 #µy		935,000	964,219
Credit Suisse Group Funding Guernsey
2.75% 3/26/20		2,199,000	2,180,213
3.125% 12/10/20		250,000	248,099
3.80% 9/15/22		3,350,000	3,334,190
3.80% 6/9/23		2,300,000	2,275,532

	Principal amount°		Value (US $)
Corporate Bonds (continued)

Banking (continued)
DBS Group Holdings 144A 4.52% 12/11/28 #µ		940,000	$949,831
Deutsche Bank
2.70% 7/13/20		500,000	489,975
2.85% 5/10/19		3,100,000	3,092,164
3.307% (LIBOR03M + 0.97%) 7/13/20 ●		100,000	99,639
4.25% 10/14/21		2,000,000	1,992,204
Dexia Credit Local 144A 2.814% (LIBOR03M + 0.50%) 2/15/19 #●		560,000	560,937
Fifth Third Bancorp
2.60% 6/15/22		530,000	510,729
3.95% 3/14/28		1,865,000	1,833,378
Fifth Third Bank
2.30% 3/15/19		800,000	798,716
3.35% 7/26/21		700,000	698,289
Goldman Sachs Group
2.876% 10/31/22 µ		300,000	292,825
2.908% 6/5/23 µ		600,000	580,881
3.20% 2/23/23		2,200,000	2,153,465
3.258% (BBSW3M + 1.30%) 8/21/19 ●	AUD	140,000	101,774
3.366% (LIBOR03M + 1.05%) 6/5/23 ●		780,000	789,729
3.414% (LIBOR03M + 1.10%) 11/15/18 ●		1,300,000	1,301,625
3.484% (LIBOR03M + 1.17%) 11/15/21 ●		1,700,000	1,719,949
3.484% (LIBOR03M +
1.17%) 5/15/26 ●		875,000	876,306
3.534% (LIBOR03M + 1.20%) 9/15/20 ●		1,700,000	1,727,181
3.55% 2/12/21	CAD	100,000	78,222
3.695% (LIBOR03M + 1.36%) 4/23/21 ●		1,300,000	1,328,906
4.223% 5/1/29 µ		5,575,000	5,501,685
5.15% 5/22/45		1,780,000	1,817,807
5.20% 12/17/19	NZD	206,000	140,408
6.00% 6/15/20		2,440,000	2,551,454
HSBC Bank 144A 4.125% 8/12/20 #		500,000	507,927
HSBC Holdings
2.65% 1/5/22		200,000	194,150
3.322% (LIBOR03M + 1.00%) 5/18/24 ●		1,000,000	998,990
3.40% 3/8/21		400,000	399,154

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
HSBC Holdings
3.837% (LIBOR03M + 1.50%) 1/5/22 ●		5,200,000	$5,338,629
3.971% (LIBOR03M + 1.66%) 5/25/21 ●		900,000	927,406
4.292% 9/12/26 µ		1,165,000	1,153,016
4.30% 3/8/26		200,000	199,209
6.00%µy	EUR	900,000	1,161,221
6.50%µy		830,000	801,987
Huntington Bancshares 2.30% 1/14/22		670,000	642,106
Huntington National Bank 2.50% 8/7/22		1,245,000	1,193,469
Intesa Sanpaolo 144A 3.875% 1/12/28 #		3,300,000	2,800,079
ITAU CorpBanca
2.50% 12/7/18		500,000	500,113
2.57% 1/11/19		300,000	299,998
JPMorgan Chase & Co.
2.25% 1/23/20		10,800,000	10,691,321
2.969% (LIBOR03M + 0.63%) 1/28/19 ●		200,000	200,399
3.22% 3/1/25 µ		500,000	484,726
3.235% (LIBOR03M + 0.90%) 4/25/23 ●		1,000,000	1,009,856
3.237% (LIBOR03M + 0.89%) 7/23/24 ●		1,495,000	1,501,129
3.417% (LIBOR03M + 1.10%) 6/7/21 ●		2,900,000	2,958,928
3.797% 7/23/24 µ		3,455,000	3,454,540
4.005% 4/23/29 µ		900,000	885,310
4.203% 7/23/29 µ		1,320,000	1,315,094
4.40% 7/22/20		400,000	408,508
6.75%µy		865,000	945,013
JPMorgan Chase Bank 2.675% (LIBOR03M + 0.34%) 4/26/21 ●		3,000,000	3,003,403
KeyBank
2.30% 9/14/22		730,000	697,999
3.18% 5/22/22		250,000	246,488
3.40% 5/20/26		1,995,000	1,893,992
6.95% 2/1/28		1,220,000	1,454,733
Korea Development Bank 3.00% 3/17/19		850,000	850,890
Landwirtschaftliche
Rentenbank 5.375% 4/23/24	NZD	648,000	482,619
Lloyds Bank 2.40% 3/17/20		400,000	394,816

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Lloyds Bank
2.70% 8/17/20		1,500,000	$1,486,430
144A 12.00%#µy		2,300,000	2,820,943
Lloyds Banking Group
3.153% (LIBOR03M + 0.80%) 6/21/21 ●		600,000	601,925
7.00%µy	GBP	400,000	530,682
7.50% 1/1/00 µy		610,000	630,588
7.625%µy	GBP	2,500,000	3,532,442
7.875%µy	GBP	1,300,000	1,934,675
Manufacturers & Traders Trust 2.05% 8/17/20		485,000	474,923
Mitsubishi UFJ Financial Group
2.19% 9/13/21		2,350,000	2,262,790
3.394% (LIBOR03M + 1.06%) 9/13/21 ●		1,600,000	1,626,210
3.535% 7/26/21		2,500,000	2,504,789
Mitsubishi UFJ Trust & Banking
144A 2.45% 10/16/19 #		500,000	497,413
144A 2.65% 10/19/20 #		500,000	492,117
Mizuho Bank
144A 2.40% 3/26/20 #		1,100,000	1,086,287
144A 2.45% 4/16/19 #		600,000	599,115
Mizuho Financial Group 3.474% (LIBOR03M + 1.14%) 9/13/21 ●		1,900,000	1,932,282
Morgan Stanley
2.50% 4/21/21		3,500,000	3,420,603
2.891% (LIBOR03M + 0.55%) 2/10/21 ●		3,000,000	3,010,196
3.125% 8/5/21	CAD	387,000	299,871
3.125% 1/23/23		400,000	389,998
3.563% (LIBOR03M + 1.22%) 5/8/24 ●		1,150,000	1,169,441
3.737% 4/24/24 µ		4,650,000	4,621,855
5.00% 9/30/21	AUD	359,000	274,207
5.00% 11/24/25		1,010,000	1,047,144
5.50% 1/26/20		915,000	942,620
7.30% 5/13/19		2,200,000	2,258,949
Nationwide Building Society
144A 3.766% 3/8/24 #µ		800,000	781,205
144A 4.125% 10/18/32 #µ		1,740,000	1,591,136
144A 4.302% 3/8/29 #µ		5,200,000	4,982,155
10.25%y●	GBP	625,000	1,335,985

(continues	)	25

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Nederlandse Waterschapsbank 144A 2.354% (LIBOR03M + 0.02%) 3/15/19 #●		1,500,000	$1,500,187
PNC Bank
2.45% 11/5/20		250,000	245,918
2.70% 11/1/22		760,000	732,403
2.837% (LIBOR03M + 0.50%) 7/27/22 ●		1,000,000	1,002,522
4.05% 7/26/28		1,665,000	1,673,034
PNC Financial Services Group 5.00%µy		1,100,000	1,098,625
Popular
6.125% 9/14/23		290,000	294,315
7.00% 7/1/19		645,000	661,770
QNB Finance 2.75% 10/31/18		300,000	299,955
Regions Financial
2.75% 8/14/22		430,000	414,969
3.80% 8/14/23		710,000	706,934
Royal Bank of Canada
2.30% 3/22/21		2,300,000	2,250,184
2.75% 2/1/22		185,000	181,426
Royal Bank of Scotland Group
3.498% 5/15/23 µ		500,000	484,811
3.784% (LIBOR03M + 1.47%) 5/15/23 ●		390,000	393,007
3.875% 9/12/23		245,000	238,308
3.923% (LIBOR03M + 1.55%) 6/25/24 ●		455,000	458,202
4.519% 6/25/24 µ		540,000	538,956
4.80% 4/5/26		5,000,000	4,999,939
8.625% 1/1/00 µy		4,970,000	5,336,538
Santander UK
2.941% (LIBOR03M + 0.62%) 6/1/21 ●		1,300,000	1,308,619
3.40% 6/1/21		700,000	697,521
144A 5.00% 11/7/23 #		1,985,000	2,004,157
Santander UK Group Holdings
3.823% 11/3/28 µ		3,200,000	2,935,665
7.375%µy	GBP	2,200,000	3,019,089
Sberbank of Russia Via SB Capital 4.15% 3/6/19		700,000	695,772
Societe Generale 144A 4.25% 4/14/25 #		3,600,000	3,475,948
Standard Chartered 144A 3.452% (LIBOR03M + 1.13%) 8/19/19 #●		6,200,000	6,245,213

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Bank of India 3.287% (LIBOR03M + 0.95%) 4/6/20 ●		900,000	$903,058
State Street
2.653% 5/15/23 µ		45,000	43,590
3.10% 5/15/23		525,000	514,135
3.30% 12/16/24		100,000	98,404
Sumitomo Mitsui Financial Group 4.007% (LIBOR03M + 1.68%) 3/9/21 ●		2,300,000	2,368,135
SunTrust Bank
2.45% 8/1/22		1,160,000	1,114,858
3.00% 2/2/23		585,000	571,140
3.30% 5/15/26		540,000	508,865
SunTrust Banks
2.70% 1/27/22		1,105,000	1,075,889
4.00% 5/1/25		340,000	340,892
SVB Financial Group 3.50% 1/29/25		1,395,000	1,350,121
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		355,000	328,455
144A 6.25% 4/20/21 #		590,000	574,070
UBS
144A 2.637% (LIBOR03M + 0.32%) 12/7/18 #●		2,000,000	2,000,918
144A 2.907% (LIBOR03M + 0.58%) 6/8/20 #●		2,000,000	2,009,272
5.125% 5/15/24		200,000	202,422
7.625% 8/17/22		500,000	558,250
UBS Group Funding Switzerland
144A 3.00% 4/15/21 #		2,905,000	2,862,749
144A 4.119% (LIBOR03M + 1.78%) 4/14/21 #●		400,000	412,600
144A 4.125% 9/24/25 #		870,000	864,937
6.875%µy		555,000	561,733
6.875%µy		460,000	474,612
US Bancorp
2.375% 7/22/26		1,815,000	1,644,846
3.15% 4/27/27		1,830,000	1,747,881
3.60% 9/11/24		1,275,000	1,264,128
US Bank 3.40% 7/24/23		565,000	562,895
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●		1,820,000	1,628,900
Wells Fargo & Co.
2.55% 12/7/20		2,800,000	2,756,672
3.00% 7/27/21	AUD	979,000	708,083
3.268% (LIBOR03M + 0.93%) 2/11/22 ●		1,300,000	1,313,602

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
Wells Fargo & Co.
3.50% 9/12/29	GBP	196,000	$267,710
3.572% (LIBOR03M + 1.23%) 10/31/23 ●		1,440,000	1,469,343
3.584% 5/22/28 µ		5,300,000	5,086,558
Wells Fargo Bank 3.325% 7/23/21 µ		2,250,000	2,247,876
Westpac Banking 5.00%µy		280,000	249,249
Woori Bank 144A 4.75% 4/30/24 #		800,000	801,256
Zions Bancorporation 4.50% 6/13/23		690,000	695,175

			311,580,704

Basic Industry – 1.40%
Anglo American Capital
144A 4.50% 3/15/28 #		1,160,000	1,114,840
144A 4.75% 4/10/27 #		2,910,000	2,839,563
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ		2,795,000	2,922,173
Braskem Netherlands Finance
144A 3.50% 1/10/23 #		320,000	306,368
144A 4.50% 1/10/28 #		905,000	862,465
4.50% 1/10/28		800,000	763,960
Builders FirstSource 144A 5.625% 9/1/24 #		345,000	332,925
CK Hutchison International 17 144A 2.875% 4/5/22 #		655,000	636,308
Cleveland-Cliffs 5.75% 3/1/25		400,000	390,500
CSN Resources 144A 7.625% 2/13/23 #		805,000	751,427
Cydsa 144A 6.25% 10/4/27 #		785,000	751,637
Dow Chemical 8.55% 5/15/19		3,662,000	3,786,902
Equate Petrochemical 144A 3.00% 3/3/22 #		625,000	603,687
First Quantum Minerals 144A 7.25% 4/1/23 #		830,000	792,650
Freeport-McMoRan
4.55% 11/14/24		325,000	316,875
6.875% 2/15/23		410,000	438,700
Georgia-Pacific
144A 2.539% 11/15/19 #		500,000	496,238
8.00% 1/15/24		2,242,000	2,679,665
Hudbay Minerals
144A 7.25% 1/15/23 #		10,000	10,326
144A 7.625% 1/15/25 #		325,000	337,187

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
Israel Chemicals 144A 6.375% 5/31/38 #	975,000	$977,389
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	160,000	175,022
Mexichem 144A 5.50% 1/15/48 #	915,000	842,944
NOVA Chemicals
144A 5.00% 5/1/25 #	226,000	215,265
144A 5.25% 6/1/27 #	180,000	168,075
Novelis 144A 6.25% 8/15/24 #	202,000	206,545
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	715,000	664,128
OCP
144A 4.50% 10/22/25 #	980,000	944,475
144A 6.875% 4/25/44 #	210,000	225,642
Olin 5.125% 9/15/27	360,000	348,300
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	675,000	624,995
Phosagro OAO via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	955,000	927,116
SASOL Financing USA
5.875% 3/27/24	240,000	244,764
6.50% 9/27/28	250,000	253,607
Suzano Austria 144A 7.00% 3/16/47 #	805,000	843,463
Syngenta Finance
144A 3.933% 4/23/21 #	825,000	823,176
144A 4.441% 4/24/23 #	845,000	840,558
144A 5.182% 4/24/28 #	1,235,000	1,183,162
Tronox Finance 144A 5.75% 10/1/25 #	290,000	269,700
Vedanta Resources 144A 7.125% 5/31/23 #	510,000	499,163

		32,411,885

Brokerage – 0.32%
Charles Schwab
2.632% (LIBOR03M + 0.32%) 5/21/21 ●	1,055,000	1,057,709
3.25% 5/21/21	465,000	465,200
3.85% 5/21/25	490,000	493,762
5.00%µy	355,000	343,463
E*TRADE Financial
3.80% 8/24/27	655,000	623,400
5.30%µy	250,000	247,734
5.875%µy	815,000	835,375

(continues	)	27

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
4.15% 1/23/30	780,000	$701,961
6.45% 6/8/27	331,000	358,998
6.50% 1/20/43	270,000	278,537
Lazard Group 3.75% 2/13/25	2,100,000	2,027,338

		7,433,477

Capital Goods – 1.34%
Advanced Disposal Services 144A 5.625% 11/15/24 #	80,000	81,079
Allegion US Holding 3.55% 10/1/27	25,000	22,760
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	205,000	201,823
144A 7.25% 5/15/24 #	200,000	210,000
BMC East 144A 5.50% 10/1/24 #	250,000	242,187
Boise Cascade 144A 5.625% 9/1/24 #	430,000	440,621
BWAY Holding 144A 5.50% 4/15/24 #	460,000	453,371
CCL Industries 144A 3.25% 10/1/26 #	655,000	599,247
Corning 4.375% 11/15/57	415,000	364,371
Covanta Holding 5.875% 7/1/25	230,000	232,875
Crane 4.45% 12/15/23	1,050,000	1,073,491
General Dynamics
3.00% 5/11/21	50,000	49,742
3.375% 5/15/23	850,000	850,235
General Electric
2.721% (LIBOR03M + 0.38%) 5/5/26 ●	920,000	879,886
4.65% 10/17/21	89,000	91,939
5.55% 5/4/20	470,000	487,086
6.00% 8/7/19	1,025,000	1,051,712
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	730,000	730,730
Harris
2.786% (LIBOR03M + 0.475%) 2/27/19 ●	2,800,000	2,801,399
2.819% (LIBOR03M + 0.48%) 4/30/20 ●	3,100,000	3,099,909
4.40% 6/15/28	520,000	522,573
Heathrow Funding 144A 4.875% 7/15/21 #	200,000	207,718
L3 Technologies 3.85% 6/15/23	1,005,000	1,008,320

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
L3 Technologies 4.40% 6/15/28	1,630,000	$1,627,520
Lennox International 3.00% 11/15/23	710,000	676,740
Martin Marietta Materials 4.25% 12/15/47	680,000	582,056
Masco 5.95% 3/15/22	304,000	324,773
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	405,000	435,628
Northrop Grumman
2.55% 10/15/22	1,380,000	1,330,707
3.25% 8/1/23	490,000	481,657
Nvent Finance
144A 3.95% 4/15/23 #	475,000	467,018
144A 4.55% 4/15/28 #	2,210,000	2,154,462
Parker-Hannifin 3.30% 11/21/24	65,000	63,774
Standard Industries 144A 5.00% 2/15/27 #	520,000	490,750
Textron 2.891% (LIBOR03M + 0.55%) 11/10/20 ●	2,900,000	2,898,200
TransDigm 6.375% 6/15/26	350,000	354,375
United Technologies
3.65% 8/16/23	390,000	388,490
4.125% 11/16/28	2,780,000	2,766,961
4.625% 11/16/48	215,000	215,878

		30,962,063

Communications – 3.29%
Altice France 144A 6.25% 5/15/24 #	385,000	381,920
Altice Luxembourg 144A 7.75% 5/15/22 #	400,000	390,800
Amazon.Com 3.15% 8/22/27	1,700,000	1,631,171
AMC Networks 4.75% 8/1/25	220,000	211,655
AT&T
3.071% (LIBOR03M + 0.75%) 6/1/21 ●	2,200,000	2,220,585
3.20% 3/1/22	100,000	98,577
3.289% (LIBOR03M + 0.95%) 7/15/21 ●	500,000	506,128
3.514% (LIBOR03M + 1.18%) 6/12/24 ●	7,345,000	7,383,739
3.80% 3/1/24	100,000	99,111
144A 4.10% 2/15/28 #	2,276,000	2,209,980
144A 4.30% 2/15/30 #	470,000	452,682
4.50% 3/9/48	1,180,000	1,031,885
5.25% 3/1/37	530,000	529,132

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
Baidu 4.375% 3/29/28		805,000	$795,125
Bell Canada 3.35% 3/22/23	CAD	219,000	169,640
CCO Holdings
144A 5.00% 2/1/28 #		900,000	848,160
144A 5.125% 5/1/27 #		215,000	204,381
144A 5.875% 5/1/27 #		400,000	397,500
Cequel Communications Holdings I 144A 7.75% 7/15/25 #		420,000	449,400
Charter Communications Operating
3.579% 7/23/20		400,000	400,406
4.464% 7/23/22		1,800,000	1,831,349
4.50% 2/1/24		800,000	804,291
5.375% 4/1/38		1,650,000	1,601,850
Comunicaciones Celulares Via Comcel Trust 144A 6.875% 2/6/24 #		795,000	815,372
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	107,751
144A 4.241% 7/15/28 #		440,000	445,597
CSC Holdings 6.75% 11/15/21		400,000	422,500
Deutsche Telekom International Finance
1.25% 10/6/23	GBP	318,000	401,045
144A 1.95% 9/19/21 #		1,155,000	1,104,441
144A 4.375% 6/21/28 #		1,580,000	1,577,311
6.50% 4/8/22	GBP	36,000	54,398
Digicel Group
144A 7.125% 4/1/22 #		890,000	587,275
144A 8.25% 9/30/20 #		455,000	348,644
Discovery Communications 5.20% 9/20/47		1,525,000	1,499,647
DISH DBS 5.125% 5/1/20		200,000	202,500
Gray Television 144A 5.875% 7/15/26 #		415,000	412,406
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		530,000	518,516
Level 3 Financing 5.375% 5/1/25		446,000	447,115
Myriad International Holdings 144A 4.85% 7/6/27 #		570,000	562,761
NBCUniversal Media 5.15% 4/30/20		900,000	927,825
SBA Tower Trust 144A 2.898% 10/15/19 #		600,000	598,808
Sirius XM Radio
144A 5.00% 8/1/27 #		100,000	96,721
144A 5.375% 4/15/25 #		287,000	288,794

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
Sprint
7.125% 6/15/24		80,000	$83,300
7.625% 3/1/26		200,000	212,150
7.875% 9/15/23		276,000	298,041
Sprint Capital 6.90% 5/1/19		2,600,000	2,648,750
Sprint Communications
144A 7.00% 3/1/20 #		400,000	416,000
7.00% 8/15/20		260,000	272,891
144A 9.00% 11/15/18 #		1,500,000	1,511,175
Sprint Spectrum 144A 4.738% 3/20/25 #		1,465,000	1,468,003
Telecom Italia 144A 5.303% 5/30/24 #		200,000	195,000
Telefonica Emisiones 4.895% 3/6/48		2,540,000	2,370,994
TELUS 4.60% 11/16/48		2,380,000	2,374,015
TimeWarner Cable 7.30% 7/1/38		2,120,000	2,431,995
TimeWarner Entertainment 8.375% 3/15/23		1,415,000	1,639,034
T-Mobile USA 6.50% 1/15/26		400,000	420,080
Tribune Media 5.875% 7/15/22		233,000	239,116
UPCB Finance IV 144A 5.375% 1/15/25 #		488,000	488,615
VEON Holdings 144A 5.95% 2/13/23 #		925,000	935,619
Verizon Communications
3.25% 2/17/26	EUR	323,000	425,754
3.376% 2/15/25		2,691,000	2,621,030
3.414% (LIBOR03M + 1.10%) 5/15/25 ●		4,375,000	4,416,762
4.125% 3/16/27		1,500,000	1,503,403
144A 4.329% 9/21/28 #		3,427,000	3,453,497
4.50% 8/17/27	AUD	900,000	657,982
4.50% 8/10/33		2,355,000	2,342,040
Viacom 4.375% 3/15/43		1,420,000	1,241,768
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		505,000	495,678
Vodafone Group
3.329% (LIBOR03M + 0.99%) 1/16/24 ●		785,000	787,481
3.75% 1/16/24		2,360,000	2,335,743
VTR Finance 144A 6.875% 1/15/24 #		830,000	847,638
Warner Media 4.85% 7/15/45		345,000	322,456
Zayo Group 144A 5.75% 1/15/27 #		405,000	406,823

(continues	)	29

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
Zayo Group 6.375% 5/15/25		110,000	$114,705

			76,046,432

Consumer Cyclical – 1.89%
AMC Entertainment Holdings 6.125% 5/15/27		405,000	390,116
American Axle & Manufacturing 6.25% 3/15/26		175,000	172,375
Best Buy 4.45% 10/1/28		1,530,000	1,525,557
BMW US Capital
144A 1.50% 4/11/19 #		500,000	496,912
144A 2.819% (LIBOR03M + 0.50%) 8/13/21 #●		500,000	501,479
Boyd Gaming 6.375% 4/1/26		280,000	288,960
Daimler 2.75% 12/10/18	NOK	1,870,000	230,783
Daimler Finance North America
144A 3.181% (LIBOR03M + 0.84%) 5/4/23 #●		1,200,000	1,205,505
144A 3.35% 2/22/23 #		775,000	762,660
Dollar Tree
3.70% 5/15/23		2,095,000	2,069,343
4.00% 5/15/25		1,585,000	1,556,075
DR Horton
3.75% 3/1/19		200,000	200,259
4.00% 2/15/20		400,000	402,536
Ford Motor Credit
1.897% 8/12/19		1,000,000	989,463
3.20% 1/15/21		4,200,000	4,139,762
3.296% (LIBOR03M + 0.93%) 9/24/20 ●		1,900,000	1,902,696
3.656% (LIBOR03M + 1.27%) 3/28/22 ●		400,000	399,668
4.14% 2/15/23		655,000	644,926
5.75% 2/1/21		700,000	728,103
General Motors 6.75% 4/1/46		245,000	265,704
General Motors Financial
3.189% (LIBOR03M + 0.85%) 4/9/21 ●		500,000	502,092
3.55% 4/9/21		700,000	700,097
4.35% 4/9/25		1,030,000	1,012,854
4.375% 9/25/21		1,000,000	1,018,422
5.25% 3/1/26		265,000	271,572
GLP Capital
5.30% 1/15/29		485,000	487,076
5.375% 4/15/26		205,000	208,692

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hilton Domestic Operating 144A 5.125% 5/1/26 #		1,000,000	$998,750
Hyundai Capital America 144A 2.55% 2/6/19 #		715,000	714,013
JD.com 3.125% 4/29/21		930,000	903,926
KFC Holding 144A 5.25% 6/1/26 #		393,000	393,295
Live Nation Entertainment 144A 5.625% 3/15/26 #		215,000	217,687
Lowe’s
2.747% (LIBOR03M + 0.42%) 9/10/19 ●		520,000	521,867
4.05% 5/3/47		170,000	164,087
Marriott International 4.50% 10/1/34		160,000	158,285
McDonald’s 2.769% (LIBOR03M + 0.43%) 10/28/21 ●		2,600,000	2,607,836
MGM Resorts International
5.25% 3/31/20		200,000	204,650
5.75% 6/15/25		270,000	271,890
6.625% 12/15/21		300,000	318,600
6.75% 10/1/20		700,000	737,625
PACCAR Financial 2.923% (LIBOR03M + 0.60%) 12/6/18 ●		835,000	835,880
Penn National Gaming 144A 5.625% 1/15/27 #		505,000	488,436
Penske Automotive Group 5.50% 5/15/26		165,000	160,825
Royal Caribbean Cruises 3.70% 3/15/28		1,440,000	1,337,206
Sands China
144A 4.60% 8/8/23 #		300,000	300,667
144A 5.125% 8/8/25 #		470,000	469,528
144A 5.40% 8/8/28 #		1,800,000	1,795,393
Schaeffler Finance 144A 4.75% 5/15/23 #		200,000	202,000
Scientific Games International 10.00% 12/1/22		575,000	611,409
Toyota Motor 3.419% 7/20/23		375,000	374,794
Toyota Motor Credit
2.712% (LIBOR03M + 0.40%) 5/17/22 ●		4,000,000	4,010,667
2.95% 4/13/21		185,000	184,169
Volkswagen Financial Services 2.375% 11/13/18	GBP	800,000	1,044,199
Wolverine World Wide 144A 5.00% 9/1/26 #		400,000	393,500

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
ZF North America Capital 144A 4.00% 4/29/20 #		250,000	$251,076

			43,745,947

Consumer Non-Cyclical – 2.97%
Abbott Laboratories 2.90% 11/30/21		1,045,000	1,032,750
AbbVie
2.30% 5/14/21		1,200,000	1,168,652
2.85% 5/14/23		900,000	867,237
3.20% 5/14/26		500,000	466,182
3.75% 11/14/23		430,000	428,310
4.25% 11/14/28		1,495,000	1,475,625
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #		1,500,000	1,346,322
Air Medical Group Holdings 144A 6.375% 5/15/23 #		87,000	78,517
Allergan Finance 3.25% 10/1/22		300,000	294,765
Allergan Funding
3.00% 3/12/20		1,400,000	1,398,825
3.45% 3/15/22		1,000,000	994,443
Amgen 4.00% 9/13/29	GBP	216,000	311,552
Anheuser-Busch InBev Finance
2.65% 2/1/21		775,000	764,314
2.743% (LIBOR03M + 0.40%) 2/1/19 ●		490,000	490,603
3.65% 2/1/26		1,750,000	1,699,731
Anheuser-Busch InBev Worldwide 3.077% (LIBOR03M + 0.74%) 1/12/24 ●		800,000	804,191
AstraZeneca
3.50% 8/17/23		680,000	674,093
4.00% 1/17/29		1,755,000	1,726,522
Atento Luxco 1 144A 6.125% 8/10/22 #		740,000	728,900
BAT Capital
144A 2.297% 8/14/20 #		830,000	813,716
144A 2.764% 8/15/22 #		615,000	593,060
144A 3.222% 8/15/24 #		1,425,000	1,359,641
BAT International Finance 144A 2.75% 6/15/20 #		700,000	692,960
Bayer US Finance II
144A 3.50% 6/25/21 #		1,010,000	1,008,235
144A 4.25% 12/15/25 #		500,000	496,695
144A 4.375% 12/15/28 #		2,690,000	2,639,187
Becton Dickinson 3.363% 6/6/24		240,000	232,108

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Boston Scientific
2.85% 5/15/20	600,000	$595,901
3.375% 5/15/22	800,000	792,098
Bunge Finance 4.35% 3/15/24	1,290,000	1,278,428
Campbell Soup 3.65% 3/15/23	1,525,000	1,496,927
Cardinal Health 1.948% 6/14/19	1,200,000	1,193,485
Celgene 3.25% 2/20/23	200,000	196,028
Central Nippon Expressway 2.079% 11/5/19	1,200,000	1,185,374
Cott Holdings 144A 5.50% 4/1/25 #	260,000	254,475
CVS Health
2.125% 6/1/21	450,000	434,614
2.957% (LIBOR03M + 0.63%) 3/9/20 ●	1,400,000	1,407,505
3.35% 3/9/21	500,000	499,339
3.70% 3/9/23	980,000	976,606
4.30% 3/25/28	4,970,000	4,930,442
CVS Pass Through Trust 144A 5.773% 1/10/33 #◆	78,404	83,305
DaVita 5.00% 5/1/25	246,000	237,314
Encompass Health
5.75% 11/1/24	363,000	369,320
5.75% 9/15/25	270,000	273,375
Equifax 3.184% (LIBOR03M + 0.87%) 8/15/21 ●	700,000	704,465
ESAL 144A 6.25% 2/5/23 #	465,000	463,256
General Mills 3.70% 10/17/23	1,345,000	1,338,077
Halfmoon Parent
144A 3.224% (LIBOR03M + 0.89%) 7/15/23 #●	1,045,000	1,045,740
144A 4.125% 11/15/25 #	1,645,000	1,642,247
144A 4.375% 10/15/28 #	1,120,000	1,118,359
HCA
5.375% 2/1/25	500,000	511,250
7.58% 9/15/25	30,000	33,525
Hill-Rom Holdings 144A 5.75% 9/1/23 #	325,000	334,750
Imperial Brands Finance
144A 2.95% 7/21/20 #	700,000	693,413
144A 3.75% 7/21/22 #	470,000	468,219
JBS USA
144A 5.75% 6/15/25 #	155,000	151,513
144A 5.875% 7/15/24 #	320,000	316,400
144A 6.75% 2/15/28 #	490,000	487,550

(continues	)	31

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
KAR Auction Services 144A 5.125% 6/1/25 #		190,000	$184,775
Kernel Holding 144A 8.75% 1/31/22 #		890,000	907,432
Kraft Heinz Foods 3.161% (LIBOR03M + 0.82%) 8/10/22 ●		300,000	301,727
Marfrig Holdings Europe 144A 8.00% 6/8/23 #		935,000	941,779
MHP
144A 6.95% 4/3/26 #		455,000	425,812
144A 7.75% 5/10/24 #		520,000	521,087
MPH Acquisition Holdings 144A 7.125% 6/1/24 #		330,000	343,860
Mylan 144A 4.55% 4/15/28 #		705,000	686,378
Nestle Holdings 144A 4.00% 9/24/48 #		1,340,000	1,314,750
New York and Presbyterian Hospital 4.063% 8/1/56		690,000	660,292
Pernod Ricard 144A 4.45% 1/15/22 #		1,410,000	1,439,109
Prime Security Services Borrower 144A 9.25% 5/15/23 #		220,000	235,840
Rede D’or Finance 144A 4.95% 1/17/28 #		945,000	819,788
Reynolds American 4.00% 6/12/22		900,000	906,169
Shire Acquisitions Investments Ireland 2.875% 9/23/23		300,000	286,415
Tenet Healthcare 5.125% 5/1/25		515,000	508,563
Teva Pharmaceutical Finance Netherlands II 1.125% 10/15/24	EUR	300,000	311,276
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24		2,250,000	2,286,870
6.75% 3/1/28		720,000	760,368
Tyson Foods 2.65% 8/15/19		1,500,000	1,497,699
Universal Health Services
144A 3.75% 8/1/19 #		1,400,000	1,412,250
144A 5.00% 6/1/26 #		210,000	211,575
Zimmer Biomet Holdings
3.15% 4/1/22		300,000	294,045
4.625% 11/30/19		1,270,000	1,289,559

			68,647,854

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy – 3.34%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	780,000	$762,415
Alta Mesa Holdings 7.875% 12/15/24	200,000	191,000
Anadarko Petroleum 6.60% 3/15/46	315,000	371,209
Andeavor Logistics 4.25% 12/1/27	1,430,000	1,399,081
BP Capital Markets America
3.796% 9/21/25	725,000	727,948
3.937% 9/21/28	1,065,000	1,072,453
Cheniere Corpus Christi Holdings 5.875% 3/31/25	295,000	310,487
Chesapeake Energy 7.00% 10/1/24	335,000	335,419
Chevron 2.851% (LIBOR03M + 0.53%) 3/3/22 ●	575,000	581,939
ConocoPhillips 3.214% (LIBOR03M + 0.90%) 5/15/22 ●	575,000	586,539
Crestwood Midstream Partners 5.75% 4/1/25	405,000	415,125
Diamond Offshore Drilling 7.875% 8/15/25	290,000	301,963
Ecopetrol
5.875% 9/18/23	30,000	32,040
7.375% 9/18/43	270,000	307,800
Enable Midstream Partners 4.95% 5/15/28	700,000	695,648
Enbridge
2.731% (LIBOR03M + 0.40%) 1/10/20 ●	3,750,000	3,750,435
3.034% (LIBOR03M + 0.70%) 6/15/20 ●	2,050,000	2,057,992
6.00% 1/15/77 µ	555,000	538,690
6.25% 3/1/78 µ	420,000	406,671
Enbridge Energy Partners
4.375% 10/15/20	230,000	233,450
5.20% 3/15/20	655,000	671,363
5.50% 9/15/40	380,000	408,717
Energy Transfer Equity 7.50% 10/15/20	237,000	254,360
Energy Transfer Partners
4.20% 9/15/23	305,000	307,699
5.00% 10/1/22	1,500,000	1,554,660
5.75% 9/1/20	400,000	413,830
6.00% 6/15/48	425,000	454,079
6.625%µy	1,235,000	1,184,828
9.70% 3/15/19	694,000	715,965

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Eni
144A 4.00% 9/12/23 #	570,000	$564,117
144A 4.75% 9/12/28 #	570,000	563,694
Ensco 7.75% 2/1/26	290,000	288,913
Equinor 2.803% (LIBOR03M + 0.46%) 11/8/18 ●	835,000	835,358
Exxon Mobil 2.693% (LIBOR03M + 0.37%) 3/6/22 ●	1,125,000	1,134,947
Florida Gas Transmission 144A 7.90% 5/15/19 #	320,000	329,581
Frontera Energy 144A 9.70% 6/25/23 #	590,000	620,975
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	1,065,000	1,023,092
Genesis Energy 6.75% 8/1/22	350,000	358,750
Geopark 144A 6.50% 9/21/24 #	655,000	660,731
Gulfport Energy 6.625% 5/1/23	245,000	250,513
KazMunayGas National 144A 6.375% 10/24/48 #	730,000	768,383
Kinder Morgan
4.30% 3/1/28	1,030,000	1,022,401
5.20% 3/1/48	965,000	986,415
Kinder Morgan Energy Partners
5.00% 10/1/21	620,000	644,490
6.85% 2/15/20	2,000,000	2,094,428
9.00% 2/1/19	2,200,000	2,243,088
Laredo Petroleum 6.25% 3/15/23	285,000	286,425
Marathon Oil
2.80% 11/1/22	115,000	110,616
4.40% 7/15/27	330,000	330,408
5.20% 6/1/45	1,175,000	1,227,641
MPLX 4.875% 12/1/24	2,345,000	2,438,538
Murphy Oil 6.875% 8/15/24	525,000	557,010
Murphy Oil USA 6.00% 8/15/23	425,000	438,813
Nabors Industries 144A 5.75% 2/1/25 #	315,000	302,677
Newfield Exploration 5.75% 1/30/22	265,000	278,581
Noble Energy
3.85% 1/15/28	1,100,000	1,040,535
4.95% 8/15/47	865,000	830,188
5.05% 11/15/44	250,000	242,684

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics 5.625% 4/28/27	285,000	$282,863
Oasis Petroleum 144A 6.25% 5/1/26 #	260,000	265,720
Occidental Petroleum 4.20% 3/15/48	605,000	596,319
ONEOK 7.50% 9/1/23	2,035,000	2,322,418
Pertamina Persero
144A 4.875% 5/3/22 #	525,000	537,304
144A 5.625% 5/20/43 #	255,000	252,210
Petrobras Global Finance
5.999% 1/27/28	5,191,000	4,799,079
6.125% 1/17/22	170,000	175,925
6.85% 6/5/15	1,700,000	1,462,000
7.25% 3/17/44	600,000	570,375
7.375% 1/17/27	385,000	390,505
Petroleos Mexicanos
5.981% (LIBOR03M + 3.65%) 3/11/22 ●	110,000	116,993
6.50% 3/13/27	390,000	399,360
6.75% 9/21/47	460,000	440,077
Precision Drilling
144A 7.125% 1/15/26 #	165,000	169,950
7.75% 12/15/23	235,000	249,687
QEP Resources 5.25% 5/1/23	475,000	464,906
Rio Oil Finance Trust Series 2014-1 9.25% 7/6/24	166,457	177,628
Sabine Pass Liquefaction
5.625% 3/1/25	1,455,000	1,553,245
5.75% 5/15/24	6,395,000	6,871,137
5.875% 6/30/26	940,000	1,016,311
6.25% 3/15/22	400,000	430,201
Shell International Finance
2.788% (LIBOR03M + 0.45%) 5/11/20 ●	595,000	599,005
4.375% 5/11/45	151,000	156,939
Southwestern Energy 6.20% 1/23/25	95,000	94,584
Spectra Energy Partners 3.016% (LIBOR03M + 0.70%) 6/5/20 ●	500,000	502,368
Summit Midstream Holdings 5.75% 4/15/25	425,000	411,188
Targa Resources Partners 5.375% 2/1/27	340,000	341,700
Tecpetrol 144A 4.875% 12/12/22 #	1,340,000	1,222,750

(continues	)	33

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transcanada Trust 5.875% 8/15/76 µ	560,000	$573,300
Transcontinental Gas Pipe Line
4.00% 3/15/28	405,000	396,296
4.60% 3/15/48	470,000	458,451
Transocean 144A 9.00% 7/15/23 #	70,000	76,300
Transocean Proteus 144A 6.25% 12/1/24 #	276,250	282,120
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	520,000	501,800
Tullow Oil 144A 7.00% 3/1/25 #	960,000	937,200
Williams
3.75% 6/15/27	435,000	415,875
4.55% 6/24/24	605,000	615,232
4.85% 3/1/48	795,000	770,247
Woodside Finance
144A 3.70% 9/15/26 #	400,000	380,797
144A 4.60% 5/10/21 #	400,000	406,298
YPF
144A 7.00% 12/15/47 #	470,000	374,830
144A 36.75% (BADLARPP + 4.00%) 7/7/20 #●	1,205,000	527,188

		77,106,478

Finance Companies – 1.45%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	1,385,000	1,447,325
AerCap Ireland Capital
3.65% 7/21/27	1,990,000	1,827,180
4.45% 10/1/25	1,200,000	1,188,632
4.625% 10/30/20	1,000,000	1,019,532
4.625% 7/1/22	1,100,000	1,123,085
Air Lease
3.00% 9/15/23	1,135,000	1,078,721
3.625% 4/1/27	715,000	661,075
Aviation Capital Group
144A 3.50% 11/1/27 #	195,000	178,237
144A 4.875% 10/1/25 #	1,090,000	1,110,370
144A 6.75% 4/6/21 #	500,000	534,908
BOC Aviation
144A 2.375% 9/15/21 #	910,000	867,094
2.375% 9/15/21	600,000	571,711
3.00% 5/23/22	300,000	288,521
Citicorp Lease Pass Through Trust Series 1999-1 144A 8.04% 12/15/19 #◆	148,870	156,856

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
CPPIB Capital 144A 3.125% 9/25/23 #		775,000	$772,498
GATX 3.061% (LIBOR03M + 0.72%) 11/5/21 ●		1,900,000	1,904,997
GE Capital International Funding Unlimited
2.342% 11/15/20		251,000	245,321
4.418% 11/15/35		285,000	267,591
Goodman HK Finance 4.375% 6/19/24		550,000	548,964
Intercontinental Exchange
3.45% 9/21/23		1,225,000	1,219,833
3.75% 9/21/28		3,345,000	3,313,938
4.25% 9/21/48		250,000	245,595
International Lease Finance
6.25% 5/15/19		200,000	203,924
8.625% 1/15/22		1,455,000	1,654,607
LeasePlan 144A 2.875% 1/22/19 #		1,600,000	1,598,911
Navient
4.875% 6/17/19		400,000	403,300
5.50% 1/15/19		2,700,000	2,716,875
8.00% 3/25/20		200,000	211,900
NFP 144A 6.875% 7/15/25 #		964,000	968,820
ORIX 3.20% 1/19/22		500,000	488,797
SMBC Aviation Capital Finance 144A 3.00% 7/15/22 #		400,000	384,476
Springleaf Finance
6.00% 6/1/20		100,000	103,125
8.25% 12/15/20		2,600,000	2,837,250
Swiss Insured Brazil Power Finance 144A 9.85% 7/16/32 #	BRL	1,500,000	344,492
Temasek Financial I 144A 2.375% 1/23/23 #		560,000	537,512
Waha Aerospace 3.925% 7/28/20		420,000	422,228

			33,448,201

Insurance – 0.65%
Acrisure 144A 7.00% 11/15/25 #		380,000	355,178
AIA Group 144A 3.90% 4/6/28 #		1,000,000	982,463
Ambac Assurance 144A 5.10% 6/7/20 #		40,315	55,131
Ambac LSNI 144A 7.396% (LIBOR03M + 5.00%) 2/12/23 #●		135,458	137,320

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
AssuredPartners 144A 7.00% 8/15/25 #	553,000	$548,853
Athene Global Funding 144A 3.628% (LIBOR03M + 1.23%) 7/1/22 #●	700,000	713,069
AXA Equitable Holdings
144A 4.35% 4/20/28 #	365,000	353,603
144A 5.00% 4/20/48 #	590,000	550,877
HUB International 144A 7.00% 5/1/26 #	90,000	90,343
Liberty Mutual Group 144A 4.95% 5/1/22 #	320,000	331,649
MetLife 144A 9.25% 4/8/38 #	1,100,000	1,485,000
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	300,000	369,000
Nationstar Mortgage Holdings 144A 8.125% 7/15/23 #	2,000,000	2,099,600
Nuveen Finance
144A 2.95% 11/1/19 #	1,130,000	1,128,722
144A 4.125% 11/1/24 #	770,000	762,234
Prudential Financial 5.375% 5/15/45 µ	765,000	765,000
USIS Merger Sub 144A 6.875% 5/1/25 #	1,338,000	1,338,000
Voya Financial 144A 4.70% 1/23/48 #µ	795,000	709,538
Willis North America
3.60% 5/15/24	370,000	359,895
4.50% 9/15/28	665,000	665,765
XLIT
4.797% (LIBOR03M + 2.458%)y●	510,000	503,944
5.50% 3/31/45	725,000	767,740

		15,072,924

Natural Gas – 0.04%
AmeriGas Partners 5.875% 8/20/26	300,000	299,250
KazTransGas 144A 4.375% 9/26/27 #	630,000	602,128

		901,378

Real Estate Investment Trusts – 0.81%
American Tower 5.05% 9/1/20	500,000	515,813
American Tower Trust I 144A 3.07% 3/15/23 #	1,285,000	1,256,029
Corporate Office Properties
3.60% 5/15/23	690,000	667,530
5.25% 2/15/24	670,000	690,649

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Crown Castle International
3.80% 2/15/28	2,115,000	$2,008,521
5.25% 1/15/23	1,325,000	1,389,928
CubeSmart 3.125% 9/1/26	670,000	612,065
Digital Realty Trust 3.40% 10/1/20	2,100,000	2,102,963
Equinix 5.375% 5/15/27	350,000	351,456
ESH Hospitality 144A 5.25% 5/1/25 #	260,000	252,850
GEO Group
5.125% 4/1/23	140,000	134,750
6.00% 4/15/26	85,000	81,813
Greystar Student Housing Growth & Income 4.60% 12/1/24	950,000	1,015,489
Growthpoint Properties International 144A 5.872% 5/2/23 #	610,000	616,155
Hospitality Properties Trust 4.50% 3/15/25	870,000	848,041
Host Hotels & Resorts
3.75% 10/15/23	1,270,000	1,240,447
3.875% 4/1/24	250,000	244,390
4.50% 2/1/26	45,000	44,875
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	380,000	359,860
Kilroy Realty 3.45% 12/15/24	720,000	689,335
Life Storage 3.50% 7/1/26	695,000	645,567
SBA Communications 4.875% 9/1/24	525,000	520,406
WEA Finance 144A 3.25% 10/5/20 #	1,800,000	1,794,695
WP Carey 4.60% 4/1/24	695,000	701,493

		18,785,120

Technology – 1.08%
Analog Devices 2.95% 1/12/21	575,000	570,246
Apple
2.688% (LIBOR03M + 0.35%) 5/11/22 ●	1,040,000	1,051,514
2.841% (LIBOR03M + 0.50%) 2/9/22 ●	180,000	182,432
Broadcom
3.00% 1/15/22	1,400,000	1,364,764
3.50% 1/15/28	895,000	814,349
CDK Global 4.875% 6/1/27	305,000	298,900

(continues	)	35

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
CDK Global
5.00% 10/15/24	910,000	$932,095
5.875% 6/15/26	400,000	414,152
CDW Finance 5.00% 9/1/25	90,000	90,000
Cisco Systems 2.821% (LIBOR03M + 0.50%) 3/1/19 ●	650,000	651,417
CommScope Technologies 144A 5.00% 3/15/27 #	740,000	714,100
Dell International
4.42% 6/15/21	1,600,000	1,625,120
144A 4.42% 6/15/21 #	300,000	304,632
144A 5.45% 6/15/23 #	600,000	630,857
144A 6.02% 6/15/26 #	1,845,000	1,967,783
144A 8.10% 7/15/36 #	15,000	18,028
EMC 2.65% 6/1/20	1,900,000	1,866,117
First Data 144A 5.75% 1/15/24 #	260,000	264,290
Fiserv
3.80% 10/1/23	510,000	511,285
4.20% 10/1/28	700,000	702,445
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	20,000	22,200
Infor US 6.50% 5/15/22	70,000	71,299
International Business Machines 1.625% 5/15/20	440,000	430,934
Marvell Technology Group 4.875% 6/22/28	1,340,000	1,348,814
Microchip Technology
144A 3.922% 6/1/21 #	395,000	392,904
144A 4.333% 6/1/23 #	2,685,000	2,670,532
MSCI 144A 5.375% 5/15/27 #	245,000	250,513
NXP 144A 4.625% 6/1/23 #	575,000	585,177
Oracle
2.50% 5/15/22	1,200,000	1,168,356
2.849% (LIBOR03M + 0.51%) 10/8/19 ●	940,000	944,557
Symantec 4.20% 9/15/20	2,000,000	2,022,315

		24,882,127

Transportation – 0.76%
American Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21 ◆	259,523	267,657
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 10/15/28 ◆	1,231,161	1,151,294

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
AP Moller - Maersk 144A 2.875% 9/28/20 #	200,000	$197,104
Avis Budget Car Rental 144A 6.375% 4/1/24 #	235,000	234,706
Burlington Northern Santa Fe 4.15% 12/15/48	2,220,000	2,196,938
Continental Airlines 2009-2 Class A Pass Through Trust 7.25% 11/10/19 ◆	548,393	569,991
Delta Air Lines 3.625% 3/15/22	500,000	494,137
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22 ◆	221,948	243,233
Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/22 #◆	1,097,849	1,115,501
FedEx 4.05% 2/15/48	1,760,000	1,581,888
Kansas City Southern 3.00% 5/15/23	500,000	481,291
Latam Airlines 2015-1 Pass Through Trust Class A 4.20% 11/15/27 ◆	427,800	413,897
Norfolk Southern 3.80% 8/1/28	870,000	862,191
Penske Truck Leasing
144A 3.30% 4/1/21 #	435,000	430,818
144A 3.95% 3/10/25 #	1,000,000	980,879
144A 4.20% 4/1/27 #	810,000	796,039
Union Pacific 3.50% 6/8/23	750,000	748,661
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	291,517	295,285
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	539,071	535,656
United Parcel Service 5.125% 4/1/19	2,210,000	2,237,306
United Rentals North America
5.50% 5/15/27	285,000	282,506
5.875% 9/15/26	400,000	412,000
US Airways 2012-2 Class A Pass Through Trust 4.625% 6/3/25 ◆	479,953	491,759
XPO Logistics 144A 6.125% 9/1/23 #	373,000	387,920

		17,408,657

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities – 3.04%
Aegea Finance 144A 5.75% 10/10/24 #	785,000	$735,937
AEP Texas 2.40% 10/1/22	745,000	712,883
AES Andres 144A 7.95% 5/11/26 #	840,000	871,500
AES Gener
144A 5.25% 8/15/21 #	20,000	20,701
144A 8.375% 12/18/73 #µ	735,000	753,235
Ameren Illinois 9.75% 11/15/18	2,110,000	2,128,176
American Electric Power 2.15% 11/13/20	300,000	293,742
American Transmission Systems 144A 5.25% 1/15/22 #	2,445,000	2,569,141
Ausgrid Finance
144A 3.85% 5/1/23 #	1,550,000	1,541,465
144A 4.35% 8/1/28 #	735,000	732,057
Avangrid 3.15% 12/1/24	305,000	291,041
Berkshire Hathaway Energy 3.75% 11/15/23	1,145,000	1,157,061
Calpine
144A 5.25% 6/1/26 #	86,000	79,980
5.75% 1/15/25	320,000	284,400
CenterPoint Energy 6.125%µy	1,060,000	1,079,875
Cleveland Electric Illuminating 5.50% 8/15/24	515,000	557,242
CMS Energy 6.25% 2/1/20	1,080,000	1,122,553
ComEd Financing III 6.35% 3/15/33	680,000	720,678
Consolidated Edison of New York 2.773% (LIBOR03M + 0.40%) 6/25/21 ●	500,000	502,848
Dominion Energy
2.00% 8/15/21	280,000	267,721
144A 2.914% (LIBOR03M + 0.60%) 5/15/20 #●	3,300,000	3,301,461
3.625% 12/1/24	820,000	802,299
DTE Energy 3.30% 6/15/22	715,000	706,315
Duke Energy
1.80% 9/1/21	770,000	736,372
144A 2.819% (LIBOR03M + 0.50%) 5/14/21 #●	3,300,000	3,309,897
Electricite de France
144A 4.50% 9/21/28 #	1,195,000	1,177,905
144A 5.00% 9/21/48 #	1,110,000	1,081,587
Emera 6.75% 6/15/76 µ	1,365,000	1,460,550
Enel 144A 8.75% 9/24/73 #µ	1,605,000	1,781,550

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Enel Finance International
144A 2.875% 5/25/22 #		1,100,000	$1,046,955
144A 3.625% 5/25/27 #		1,340,000	1,215,244
144A 4.625% 9/14/25 #		265,000	259,648
Entergy Arkansas 3.75% 2/15/21		200,000	201,413
Entergy Louisiana
4.00% 3/15/33		95,000	95,313
4.05% 9/1/23		1,555,000	1,590,075
4.95% 1/15/45		235,000	236,580
Eskom Holdings SOC 144A 6.35% 8/10/28 #		630,000	628,658
Evergy 4.85% 6/1/21		545,000	556,828
Exelon
2.45% 4/15/21		200,000	194,487
3.497% 6/1/22		1,075,000	1,057,022
3.95% 6/15/25		670,000	668,794
FirstEnergy 2.85% 7/15/22		200,000	193,476
Fortis 2.10% 10/4/21		325,000	310,687
Interstate Power & Light 4.10% 9/26/28		985,000	992,779
Israel Electric
144A 4.25% 8/14/28 #		325,000	309,644
144A 5.00% 11/12/24 #		425,000	432,438
ITC Holdings 2.70% 11/15/22		330,000	316,784
Jersey Central Power & Light 7.35% 2/1/19		1,000,000	1,015,547
Kallpa Generacion 144A 4.125% 8/16/27 #		870,000	809,100
Kansas City Power & Light 3.65% 8/15/25		1,350,000	1,329,083
LG&E & KU Energy
3.75% 11/15/20		165,000	165,738
4.375% 10/1/21		1,555,000	1,586,163
Mississippi Power 3.95% 3/30/28		795,000	779,040
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ		1,195,000	1,208,848
5.25% 4/20/46 µ		865,000	888,221
Nevada Power 2.75% 4/15/20		970,000	967,445
New York State Electric & Gas 144A 3.25% 12/1/26 #		1,015,000	965,800
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	100,000	78,653
NextEra Energy Capital Holdings 2.70% 9/15/19		450,000	448,875

(continues	)	37

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
NiSource 144A 5.65%#µy	875,000	$867,344
NV Energy 6.25% 11/15/20	935,000	988,243
Pedernales Electric Cooperative (MBIA) 144A 6.202% 11/15/32 #	620,000	718,904
Pennsylvania Electric 5.20% 4/1/20	280,000	286,509
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	281,656
144A 5.25% 5/15/47 #	410,000	384,125
PSEG Power 3.85% 6/1/23	1,145,000	1,141,786
Public Service Co. of Oklahoma 5.15% 12/1/19	645,000	660,162
Puget Energy 6.50% 12/15/20	3,800,000	4,028,124
Sempra Energy
2.784% (LIBOR03M + 0.45%) 3/15/21 ●	2,050,000	2,048,706
2.90% 2/1/23	195,000	188,364
3.80% 2/1/38	675,000	610,140
Southern 144A 2.802% (LIBOR03M + 0.49%) 2/14/20 #●	2,000,000	2,000,155
Southern Power 144A 2.888% (LIBOR03M + 0.55%) 12/20/20 #●	1,700,000	1,700,420
Southwestern Electric Power
4.10% 9/15/28	1,415,000	1,417,233
6.45% 1/15/19	690,000	697,502
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	525,000	520,386
Vistra Operations 144A 5.50% 9/1/26 #	400,000	405,000

		70,274,269

Total Corporate Bonds (cost $835,113,791)		828,707,516

Municipal Bonds – 0.69%
American Municipal Power, Ohio (Combined Hydroelectric Projects) Series B 8.084% 2/15/50	1,500,000	2,356,620
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	145,000	145,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
California State Various Purposes
(Build America Bonds) 7.55% 4/1/39	395,000	$577,936
(High Speed Passenger) Series C 3.041% 4/1/47 ●	1,250,000	1,257,637
Chicago, Illinois Transit Authority
(Pension Funding) Series A 6.899% 12/1/40	1,800,000	2,292,624
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,800,000	2,292,624
Commonwealth of Massachusetts Series C 5.00% 10/1/25	50,000	58,153
Municipal Electric Authority of Georgia (Build America Bond Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,797,000	2,132,500
New Jersey Transportation Trust Fund Authority (Build America Bond) Series C 5.754% 12/15/28	1,590,000	1,750,336
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Build America Bond) 5.508% 8/1/37	700,000	823,466
New York State Urban Development (Build America Bond) 5.77% 3/15/39	800,000	922,408
Oregon State Taxable Pension 5.892% 6/1/27	30,000	34,448
Pennsylvania Higher Education Assistance Agency Revenue (Guaranteed Student Loans) Series 2006-2 A3 2.686% (LIBOR03M + 0.13%) 10/25/36 ●	590,650	586,639
South Carolina Public Service Authority Series D 4.77% 12/1/45	145,000	148,035

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Texas Water Development Board (2016 State Water Implementation)
Series A 5.00% 10/15/45	130,000	$143,430
Series B 5.00% 10/15/46	305,000	340,194

Total Municipal Bonds (cost $15,802,123)		15,862,050

Non-Agency Asset-Backed Securities – 3.79%

ABFC Trust
Series 2006-HE1 A2D 2.436% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 ●	373,253	247,741
Ally Master Owner Trust
Series 2015-2 A1 2.728% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/21 ●	1,200,000	1,201,532
American Express Credit Account Master Trust
Series 2017-2 A 2.608% (LIBOR01M + 0.45%) 9/16/24 ●	1,635,000	1,646,273
Series 2017-5 A 2.538% (LIBOR01M + 0.38%) 2/18/25 ●	620,000	622,692
Series 2017-8 A 2.278% (LIBOR01M + 0.12%, Floor 0.12%) 5/16/22 ●	760,000	760,299
Series 2018-5 A 2.498% (LIBOR01M + 0.34%) 12/15/25 ●	1,030,000	1,030,408
Series 2018-9 A 2.592% (LIBOR01M + 0.38%) 4/15/26 ●	1,200,000	1,200,028
Argent Securities Asset-Backed Pass Through Certificates
Series 2003-W9 M1 3.251% (LIBOR01M + 1.035%) 1/25/34 ●	237,193	237,646
Argent Securities Trust
Series 2006-M1 A2C 2.366% (LIBOR01M + 0.15%, Floor 0.15%) 7/25/36 ●	1,294,074	511,573
Series 2006-W4 A2C 2.376% (LIBOR01M + 0.16%, Floor 0.16%) 5/25/36 ●	673,213	246,912

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A 2.46% 7/20/20 #	565,000	$563,522
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.488% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 ●	2,220,000	2,223,982
Bayview Opportunity Master Fund IIIa Trust
Series 2017-RN8 A1 144A 3.352% 11/28/32 #f	84,773	84,374
Bear Stearns Asset-Backed Securities I Trust
Series 2005-FR1 M2 3.221% (LIBOR01M + 1.005%) 6/25/35 ●	2,000,000	2,000,730
Series 2007-HE2 1A2 2.386% (LIBOR01M + 0.17%, Floor 0.17%) 3/25/37 ●	251,183	327,597
Bear Stearns Asset-Backed Securities Trust
Series 2007-SD1 22A1 3.04% 10/25/36 ●	190,673	139,608
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.478% (LIBOR01M + 0.32%) 5/15/23 #●	500,000	500,645
BMW Vehicle Lease Trust
Series 2017-2 A2B 2.345% (LIBOR01M + 0.18%) 2/20/20 ●	617,111	617,296
Business Jet Securities
Series 2018-2 A 144A 4.447% 6/15/33 #	944,446	945,909
CARDS II Trust
Series 2017-1A A 144A 2.528% (LIBOR01M + 0.37%) 4/18/22 #●	1,045,000	1,046,036
Centex Home Equity Loan Trust
Series 2002-A AF6 5.54% 1/25/32	747	752
Chase Issuance Trust
Series 2014-A5 A5 2.528% (LIBOR01M + 0.37%) 4/15/21 ●	500,000	500,850
Series 2016-A3 2.708% (LIBOR01M + 0.55%) 6/15/23 ●	500,000	505,101

(continues	)	39

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Chase Issuance Trust
Series 2017-A1 A 2.458% (LIBOR01M + 0.30%) 1/15/22 ●	1,370,000	$1,374,083
Series 2018-A1 A1 2.358% (LIBOR01M + 0.20%) 4/17/23 ●	185,000	185,260
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.611% (LIBOR01M + 0.49%) 12/7/23 ●	500,000	504,695
Series 2017-A5 A5 2.832% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	1,045,000	1,055,375
Series 2017-A7 A7 2.503% (LIBOR01M + 0.37%) 8/8/24 ●	500,000	500,935
Series 2018-A2 A2 2.495% (LIBOR01M + 0.33%) 1/20/25 ●	515,000	515,204
Series 2018-A4 A4 2.461% (LIBOR01M + 0.34%) 6/7/25 ●	2,000,000	2,000,892
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.323% 11/25/36 ●	900,000	925,098
Countrywide Asset-Backed Certificates
Series 2004-3 2A 2.616% (LIBOR01M + 0.40%) 8/25/34 ●	54,618	53,589
Series 2006-1 AF6 4.773% 7/25/36 ●	288,333	290,482
Series 2006-26 2A4 2.436% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 ●	2,000,000	1,906,614
Series 2007-6 2A4 2.526% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 ●	1,000,000	717,988
CSMC
Series 2017-1A-A 4.50% 3/1/21	161,046	162,542
CWABS Asset-Backed Certificates Trust
Series 2005-3 MV7 4.166% (LIBOR01M + 1.95%) 8/25/35 ●	4,200,000	4,214,653

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

CWABS Asset-Backed Certificates Trust
Series 2005-7 MV3 2.796% (LIBOR01M + 0.58%, Floor 0.58%) 11/25/35 ●	215,388	$215,095
Series 2006-11 1AF6 4.332% 9/25/46 ●	198,787	191,921
Series 2006-17 2A2 2.366% (LIBOR01M + 0.15%, Floor 0.15%) 3/25/47 ●	1,781,807	1,740,052
Discover Card Execution Note Trust
Series 2014-A1 A1 2.588% (LIBOR01M + 0.43%, Floor 0.43%) 7/15/21 ●	1,190,000	1,191,526
Series 2017-A1 A1 2.648% (LIBOR01M + 0.49%) 7/15/24 ●	1,205,000	1,215,102
Series 2017-A3 A3 2.388% (LIBOR01M + 0.23%) 10/17/22 ●	3,940,000	3,945,878
Series 2017-A7 A7 2.518% (LIBOR01M + 0.36%) 4/15/25 ●	2,625,000	2,632,542
Series 2018-A3 A3 2.388% (LIBOR01M + 0.23%, Floor 0.23%) 12/15/23 ●	560,000	560,111
EquiFirst Mortgage Loan Trust
Series 2004-2 M7 5.216% (LIBOR01M + 3.00%) 10/25/34 ●	662,361	667,301
Ford Credit Auto Lease Trust
Series 2017-B A2B 2.318% (LIBOR01M + 0.16%) 6/15/20 ●	667,163	667,360
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	840,000	819,000
Golden Credit Card Trust
Series 2014-2A A 144A 2.608% (LIBOR01M + 0.45%) 3/15/21 #●	420,000	420,546
GSAMP Trust
Series 2006-FM3 A2D 2.446% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 ●	1,053,834	652,259

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

GSAMP Trust
Series 2007-SEA1 A 144A 2.516% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #●	924,939	$895,823
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	650,000	649,201
Hertz Vehicle Financing
Series 2018-2A A 144A 3.65% 6/27/22 #	100,000	99,727
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	993,600	981,548
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A 2A3 2.456% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 ●	1,530,935	1,144,784
HSI Asset Securitization Trust
Series 2006-HE1 2A1 2.266% (LIBOR01M + 0.05%, Floor 0.05%) 10/25/36 ●	31,521	15,900
JPMorgan Mortgage Acquisition Trust
Series 2006-CW2 AV5 2.456% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 ●	500,000	473,825
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 2.516% (LIBOR01M + 0.30%, Floor 0.30%) 2/25/36 ●	3,310,432	2,777,516
Series 2006-7 1A 2.371% (LIBOR01M + 0.155%, Floor 0.155%) 8/25/36 ●	3,139,361	2,049,569
Mercedes-Benz Master Owner Trust
Series 2016-BA A 144A 2.858% (LIBOR01M + 0.70%, Floor 0.75%) 5/17/21 #●	1,021,000	1,024,480
Series 2018-BA A 144A 2.50% (LIBOR01M + 0.34%) 5/15/23 #●	600,000	601,095

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 M2 2.506% (LIBOR01M + 0.29%, Floor 0.29%) 8/25/36 ●	712,838	$713,001
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 2.366% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 ●	5,255,709	3,636,766
Series 2007-HE5 A2D 2.556% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 ●	3,587,158	1,971,287
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 2.798% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	450,000	450,353
New Century Home Equity Loan Trust
Series 2005-1 M2 2.936% (LIBOR01M + 0.72%, Cap 12.50%) 3/25/35 ●	233,599	224,868
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	404,964	401,990
Option One Mortgage Loan Trust
Series 2005-1 M1 2.996% (LIBOR01M + 0.78%) 2/25/35 ●	2,155,252	2,088,739
Series 2007-4 2A4 2.526% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 ●	6,744,187	4,700,386
PFS Financing
Series 2018-A A 144A 2.463% (LIBOR01M + 0.40%) 2/15/22 #●	445,000	444,963
RAAC Trust
Series 2005-SP2 2A 2.516% (LIBOR01M + 0.30%, Cap 14.00%, Floor 0.30%) 6/25/44 ●	454,768	409,716

(continues	)	41

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

RAMP Trust
Series 2007-RZ1 A2 2.376% (LIBOR01M + 0.16%, Cap 14.00%, Floor 0.16%) 2/25/37 ●	352,825	$350,280
Rise
Series 2014-1 A 4.75% 2/15/39 ●	1,630,421	1,601,889
Sofi Consumer Loan Program
Series 2017-3 A 144A 2.77% 5/25/26 #	1,169,681	1,158,989
Series 2018-1 A1 144A 2.55% 2/25/27 #	816,624	812,873
Sofi Professional Loan Program
Series 2016-F A2 144A 3.02% 2/25/40 #	431,094	419,165
Soundview Home Loan Trust
Series 2006-WF2 A1 2.346% (LIBOR01M + 0.13%, Floor 0.13%) 12/25/36 ●	213,542	213,124
SpringCastle America Funding
Series 2016-AA A 144A 3.05% 4/25/29 #	2,325,690	2,315,449
Structured Asset Investment Loan Trust
Series 2003-BC2 M1 3.596% (LIBOR01M + 1.38%) 4/25/33 ●	15,778	15,568
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 2.486% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 ●	1,800,000	1,619,477
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #●	298,454	292,248
Series 2017-2 A1 144A 2.75% 4/25/57 #●	159,618	156,645
Series 2017-4 M1 144A 3.25% 6/25/57 #●	615,000	573,585
Series 2018-1 A1 144A 3.00% 1/25/58 #●	278,599	273,361
Toyota Auto Receivables 2018-C Owner Trust
Series 2018-C A2B 2.278% (LIBOR01M + 0.12%) 8/16/21 ●	245,000	245,074

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Trafigura Securitisation Finance
Series 2018-1A A1 144A 2.948% (LIBOR01M + 0.73%, Floor 0.73%) 3/15/22 #●	650,000	$650,000
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	680,000	675,231
Series 2017-3A A1B 144A 2.435% (LIBOR01M + 0.27%) 4/20/22 #●	2,000,000	2,000,001
VOLT LIX
Series 2017-NPL6 A1 144A 3.25% 5/25/47 #	49,296	49,021
VOLT LX
Series 2017-NPL7 A1 144A 3.25% 6/25/47 #	134,124	133,233
VOLT LXI
Series 2017-NPL8 A1 144A 3.125% 6/25/47 #	49,645	49,231
VOLT LXIII
Series 2017-NP10 A1 144A 3.00% 10/25/47 #	304,586	301,182
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.563% (LIBOR01M + 0.50%) 11/15/22 #●	1,075,000	1,077,896
Wendys Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	476,400	458,392

Total Non-Agency Asset-Backed Securities (cost $84,624,778)		87,685,060

Non-Agency Collateralized Mortgage Obligations – 1.34%

Alternative Loan Trust Resecuritization
Series 2008-2R 3A1 6.00% 8/25/37 ●	1,260,870	988,131
ARM Mortgage Trust
Series 2004-5 3A1 3.987% 4/25/35 ●	455,502	460,918
Series 2005-10 3A31 3.709% 1/25/36 ●	219,519	208,040
Series 2006-2 1A4 3.997% 5/25/36 ●	799,524	741,183
Banc of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	20,175	18,903

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Banc of America Funding Trust
Series 2005-E 7A1 2.448% (COF 11 + 1.43%, Floor 1.43%) 6/20/35 ●	175,434	$150,071
Series 2006-I 1A1 4.151% 12/20/36 ●	254,818	260,867
Banc of America Mortgage Trust
Series 2003-D 2A1 4.458% 5/25/33 ●	218,451	222,082
Bear Stearns ARM Trust
Series 2003-5 2A1 4.191% 8/25/33 ●	37,615	37,629
Chase Mortgage Finance Trust
Series 2005-A1 3A1 3.427% 12/25/35 ●	105,709	101,282
CHL Mortgage Pass Through Trust
Series 2007-4 1A1 6.00% 5/25/37 ◆	1,139,768	908,412
Civic Mortgage
Series 2018-1 A1 144A 3.892% 6/25/22 #f	839,222	839,240
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	1,278,610	1,237,452
Series 2007-1 5A14 6.00% 2/25/37	254,556	222,234
Series 2007-3 4A6 2.466% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 ●	217,138	185,715
Series 2007-3 4A12 4.534% (6.75% minus
LIBOR01M, Cap 6.75%) 4/25/37 S●	217,138	23,831
Series 2007-3 4A15 5.50% 4/25/37	96,416	95,227
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	595,096	584,984
Series 2018-5 A7 144A 4.00% 9/25/48 #●	530,000	531,387
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	449,130	447,054
GMACM Mortgage Loan Trust
Series 2006-J1 A1 5.75% 4/25/36	42,781	42,340

	Principal amount°		Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

GSR Mortgage Loan Trust
Series 2007-AR1 2A1 3.811% 3/25/47 ●		835,233	$761,043
Holmes Master Issuer
Series 2018-2A A2 144A 2.561% (LIBOR03M + 0.42%) 10/15/54 #●		1,745,000	1,745,410
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 4.15% 10/25/36 ●		472,054	436,617
Series 2006-A7 2A2 3.819% 1/25/37 ●		94,224	90,433
Series 2007-A1 6A1 3.994% 7/25/35 ●		148,621	149,629
Series 2014-2 B1 144A 3.418% 6/25/29 #●		66,986	65,540
Series 2014-2 B2 144A 3.418% 6/25/29 #●		66,986	65,139
Series 2015-4 B1 144A 3.624% 6/25/45 #●		791,140	764,452
Series 2015-4 B2 144A 3.624% 6/25/45 #●		338,133	320,497
Series 2015-5 B2 144A 3.076% 5/25/45 #●		620,441	611,446
Series 2015-6 B1 144A 3.615% 10/25/45 #●		340,469	331,760
Series 2015-6 B2 144A 3.615% 10/25/45 #●		331,267	320,458
Series 2016-4 B1 144A 3.902% 10/25/46 #●		238,124	233,235
Series 2016-4 B2 144A 3.902% 10/25/46 #●		404,812	394,255
Series 2017-1 B2 144A 3.551% 1/25/47 #●		709,845	673,646
Series 2017-2 A3 144A 3.50% 5/25/47 #●		318,907	309,423
Series 2018-3 A5 144A 3.50% 9/25/48 #●		1,373,684	1,351,507
Series 2018-4 A15 144A 3.50% 10/25/48 #●		736,036	731,036
Series 2018-6 1A4 144A 3.50% 12/25/48 #●		474,668	470,533
Series 2018-7FRB A2 144A 2.815% (LIBOR01M + 0.75%) 4/25/46 #=●		547,007	547,911
Lehman Mortgage Trust
Series 2007-10 2A2 6.50% 1/25/38		1,641,972	1,137,034
Ludgate Funding
Series 2006-1X A2A 0.99% (BP0003M + 0.19%) 12/1/60 ●	GBP	1,568,871	1,968,311

(continues	)	43

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Ludgate Funding
Series 2008-W1X A1 1.399% (BP0003M + 0.60%) 1/1/61 ●	GBP	679,933	$870,956
Mansard Mortgages Parent
Series 2007-1X A2 0.933% (BP0003M + 0.18%) 4/15/47 ●	GBP	748,180	934,967
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		2,358	2,514
Series 2004-5 6A1 7.00% 6/25/34		35,908	37,449
MASTR ARM Trust
Series 2004-4 4A1 3.965% 5/25/34 ●		75,293	75,064
Merrill Lynch Mortgage Investors Trust
Series 2004-A1 2A2 3.908% 2/25/34 ●		5,639	5,662
Opteum Mortgage Acceptance Trust
Series 2006-1 2A1 5.75% 4/25/36 ●		267,268	267,454
Reperforming Loan REMIC Trust
Series 2006-R1 AF1 144A 2.556% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #●		1,206,314	1,183,624
RFMSI Trust
Series 2004-S9 2A1 4.75% 12/25/19		14,743	14,742
Sequoia Mortgage Trust
Series 2004-5 A3 3.059% (LIBOR06M + 0.56%, Cap 11.50%) 6/20/34 ●		183,463	176,569
Series 2007-1 4A1 4.012% 9/20/46 ●		595,115	493,670
Series 2015-1 B2 144A 3.876% 1/25/45 #●		360,290	357,000
Series 2017-4 A1 144A 3.50% 7/25/47 #●		341,619	331,905
Series 2018-5 A4 144A 3.50% 5/25/48 #●		606,219	597,223
Structured ARM Loan Trust
Series 2006-1 7A4 3.639% 2/25/36 ●		410,694	386,479

	Principal amount°		Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured Asset Mortgage Investments II Trust
Series 2005-AR5 A2 2.418% (LIBOR01M + 0.25%, Cap 11.00%, Floor 0.25%) 7/19/35 ●		374,286	$365,570
TORRENS
Series 2010-2 A4 2.935% (BBSW1M + 1.10%) 9/14/41 ●	AUD	1,001,891	724,383
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 3.445% 12/25/35 ◆●		433,657	434,799
Series 2007-HY1 3A3 3.462% 2/25/37 ◆●		247,830	239,775
Series 2007-HY7 4A1 3.882% 7/25/37 ◆●		496,276	458,277
Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆		11,967	1,718
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16 2A1 3.804% 2/25/34 ●		107,687	110,514
Series 2006-2 3A1 5.75% 3/25/36		42,138	41,114
Series 2006-3 A11 5.50% 3/25/36		73,998	74,609
Series 2006-6 1A3 5.75% 5/25/36		32,677	32,228
Series 2006-AR5 2A1 4.191% 4/25/36 ●		36,636	36,819
Series 2006-AR11 A6 4.518% 8/25/36 ●		415,318	400,299
Series 2006-AR17 A1 4.56% 10/25/36 ●		239,534	240,629
Series 2007-10 1A36 6.00% 7/25/37		190,112	189,531

Total Non-Agency Collateralized Mortgage Obligations (cost $31,920,427)			30,871,840

Non-Agency Commercial Mortgage-Backed Securities – 3.19%

Banc of America Commercial Mortgage Trust
Series 2017-BNK3 C 4.352% 2/15/50 ●		325,000	318,964

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

BANK
Series 2017-BNK5 A5 3.39% 6/15/60	1,430,000	$1,387,606
Series 2017-BNK5 B 3.896% 6/15/60 ●	605,000	596,344
Series 2017-BNK7 A5 3.435% 9/15/60	715,000	694,541
Series 2017-BNK7 B 3.949% 9/15/60	1,085,000	1,069,277
Series 2017-BNK8 A4 3.488% 11/15/50	515,000	501,697
Series 2018-BN14 A4 4.231% 9/15/60	800,000	826,894
BBCMS Trust
Series 2015-STP A 144A 3.323% 9/10/28 #	3,615,356	3,609,199
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 ●	110,000	109,045
Series 2018-B6 A4 4.261% 11/10/51	620,000	640,490
BX Trust
Series 2017-APPL A 144A 3.038% (LIBOR01M + 0.88%, Floor 0.88%) 7/15/34 #●	542,624	542,625
Caesars Palace Las Vegas Trust
Series 2017-VICI A 144A 3.531% 10/15/34 #	650,000	649,583
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 ●	440,000	431,664
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	3,100,000	3,101,162
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	786,062
Series 2015-GC27 A5 3.137% 2/10/48	2,000,000	1,944,593
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,270,388
Series 2017-C4 A4 3.471% 10/12/50	635,000	619,119
Series 2018-C5 A4 4.228% 6/10/51	3,200,000	3,295,068

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,100,000	$1,106,737
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,235,783
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	588,482
Series 2015-CR23 A4 3.497% 5/10/48	780,000	774,363
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ◆	1,330,000	1,331,378
DBJPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	1,170,000	1,137,719
Series 2016-C3 A5 2.89% 8/10/49	945,000	892,157
DBUBS Mortgage Trust
Series 2011-LC1A C 144A 5.884% 11/10/46 #●	600,000	627,923
GRACE Mortgage Trust
Series 2014-GRCE B 144A 3.52% 6/10/28 #	3,705,000	3,701,178
GS Mortgage Securities Corp II
Series 2018-GS10 C 4.561% 7/10/51 ●	465,000	463,359
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	375,000	381,896
Series 2015-GC32 A4 3.764% 7/10/48	1,000,000	1,006,570
Series 2016-RENT A 144A 3.203% 2/10/29 #	2,300,000	2,287,567
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,272,628
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,888,232
Series 2017-GS6 XA 1.195% 5/10/50 ●	21,929,634	1,611,637
Series 2018-GS9 A4 3.992% 3/10/51 ●	570,000	577,939
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	6,677,272	6,732,896
Series 2015-C33 A4 3.77% 12/15/48	570,000	570,574

(continues	)	45

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	$1,576,377
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,021,078
Series 2017-C7 A5 3.409% 10/15/50	1,395,000	1,356,530
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.745% 8/12/37 ●	230,000	236,559
Series 2013-LC11 B 3.499% 4/15/46	355,000	347,165
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,176,485
Series 2016-JP3 B 3.397% 8/15/49 ●	1,550,000	1,470,681
Series 2016-WIKI A 144A 2.798% 10/5/31 #	705,000	690,100
Series 2016-WIKI B 144A 3.201% 10/5/31 #	690,000	677,572
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	464,032	320,182
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	949,996
Series 2015-C27 ASB 3.557% 12/15/47	2,200,000	2,206,070
Series 2016-C29 A4 3.325% 5/15/49	795,000	773,147
Morgan Stanley Capital I Trust
Series 2014-CPT AM 144A 3.516% 7/13/29 #●	2,200,000	2,186,959
Series 2016-BNK2 A4 3.049% 11/15/49	2,066,000	1,953,560
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 ●	970,000	986,467
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649% 3/10/46 #●	480,000	473,264
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	271,585

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust
Series 2015-C30 XA 1.084% 9/15/58 ●	6,307,366	$319,302
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	506,434
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,132,614
Series 2017-C38 A5 3.453% 7/15/50	905,000	880,204
Series 2017-RB1 XA 1.439% 3/15/50 ●	8,486,604	716,512

Total Non-Agency Commercial Mortgage-Backed Securities (cost $76,542,463)		73,812,182

Regional Bonds – 0.34%Δ

Argentina – 0.04%
Provincia de Cordoba
144A 7.125% 8/1/27 #	675,000	541,687
144A 7.45% 9/1/24 #	395,000	340,767

		882,454

Australia – 0.04%
New South Wales Treasury
4.00% 5/20/26	AUD 404,900	316,252
Queensland Treasury
144A 2.75% 8/20/27 #	AUD 446,000	314,015
144A 3.25% 7/21/28 #	AUD 495,000	360,421

		990,688

Canada – 0.04%
Province of Ontario
2.60% 6/2/27	CAD 203,000	151,878
3.45% 6/2/45	CAD 551,000	442,592
Province of Quebec
1.65% 3/3/22	CAD 419,000	315,604
6.00% 10/1/29	CAD 155,000	152,148

		1,062,222

Finland – 0.02%
Municipality Finance 144A 2.513% (LIBOR03M + 0.17%) 2/7/20 #●	485,000	486,191

		486,191

Japan – 0.04%
Japan Finance Organization For Municipalities 2.125% 3/6/19	900,000	897,345

		897,345

	Principal amount°	Value (US $)

Regional BondsΔ (continued)

Spain – 0.16%
Autonomous Community of Catalonia
4.90% 9/15/21	EUR 1,800,000	$2,263,246
4.95% 2/11/20	EUR 1,100,000	1,341,700

		3,604,946

Total Regional Bonds (cost $8,233,021)		7,923,846

Loan Agreements – 4.98%

Acrisure Tranche B 1st Lien 6.592% (LIBOR03M + 4.25%) 11/22/23 ●	898,196	903,529
Air Medical Group Holdings Tranche B 1st Lien 5.383% (LIBOR01M + 3.25%) 4/28/22 ●	1,327	1,310
Albertson’s Tranche B4 1st Lien 4.992% (LIBOR01M + 2.75%) 8/25/21 ●	785,979	787,797
Alpha 3 Tranche B1 1st Lien 5.386% (LIBOR03M + 3.00%) 1/31/24 ●	352,103	353,973
Altice France Tranche B11 1st Lien 4.992% (LIBOR01M + 2.75%) 7/31/25 ●	1,152,313	1,130,707
Altice France Tranche B12 1st Lien 5.846% (LIBOR03M + 3.688%) 1/31/26 ●	308,851	305,763
Altice France Tranche B13 1st Lien 6.158% (LIBOR01M + 4.00%) 1/31/26 ●	135,000	134,106
Altra Industrial Motion Tranche B 1st Lien 0.00% 10/1/25 ● X	355,000	356,331
American Airlines Tranche B 1st Lien 4.158% (LIBOR01M + 2.00%) 12/14/23 ●	1,978,083	1,970,511
Applied Systems 2nd Lien 9.386% (LIBOR03M + 7.00%) 9/19/25 ●	765,000	783,852
Applied Systems Tranche B 1st Lien 5.386% (LIBOR03M + 3.00%) 9/19/24 ●	1,246,851	1,255,770
Aramark Services Tranche B3 1st Lien 4.084% (LIBOR03M + 1.75%) 3/11/25 ●	1,013,575	1,016,869

	Principal amount°	Value (US $)

Loan Agreements (continued)

AssuredPartners Tranche B 1st Lien 5.326% (LIBOR01M + 3.25%) 10/22/24 ●	1,065,412	$1,068,520
Avis Budget Car Rental Tranche B 1st Lien 4.25% (LIBOR01M + 2.00%) 2/13/25 ●	555,800	556,839
Ball Metalpack Finco Tranche B 1st Lien 6.742% (LIBOR01M + 4.50%) 7/31/25 ●	538,650	545,046
Ball Metalpack Finco Tranche B 2nd Lien 10.992% (LIBOR01M + 8.75%) 7/31/26 ●	118,000	116,820
Banff Merger Sub Tranche B 1st Lien 0.00% 6/28/25 ● X	700,000	707,519
Bausch Health Tranche B 1st Lien 5.104% (LIBOR01M + 3.00%) 6/1/25 ●	533,957	537,295
Blue Ribbon 1st Lien 6.115% (LIBOR01M + 4.00%) 11/13/21 ●	940,510	891,133
Bombardier Recreational Products Tranche B 1st Lien 4.24% (LIBOR01M + 2.00%) 5/23/25 ●	560,000	560,584
Builders FirstSource 1st Lien 5.386% (LIBOR03M + 3.00%) 2/29/24 ●	1,666,415	1,670,282
BWAY Holding Tranche B 1st Lien 5.581% (LIBOR03M + 3.25%) 4/3/24 ●	972,688	973,295
Calpine Construction Finance 1st Lien 4.742% (LIBOR01M + 2.50%) 1/15/25 ●	252,086	252,581
Casablanca US Holdings Tranche B 1st Lien 6.342% (LIBOR03M + 4.00%) 3/1/24 ●	84,360	83,517
CH Hold 2nd Lien 9.492% (LIBOR01M + 7.25%) 2/1/25 ●	161,000	163,415
Change Healthcare Holdings Tranche B 1st Lien 4.992% (LIBOR01M + 2.75%) 3/1/24 ●	1,174,771	1,179,991
Charter Communications Operating Tranche B 1st Lien 4.25% (LIBOR01M + 2.00%) 4/30/25 ●	714,600	716,427

(continues	)	47

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Loan Agreements (continued)

Chemours Tranche B2 1st Lien 4.00% (LIBOR01M + 1.75%) 4/3/25 ●	1,107,984	$1,108,504
CityCenter Holdings Tranche B 1st Lien 4.492% (LIBOR01M + 2.25%) 4/18/24 ●	1,025,191	1,027,570
Community Health Systems Tranche H 1st Lien 5.563% (LIBOR03M + 3.25%) 1/27/21 ●	539,121	532,382
Constellis Holdings 2nd Lien 0.00% 4/21/25 ● X	127,000	124,460
Core & Main Tranche B 1st Lien 5.317% (LIBOR03M + 3.00%) 8/1/24 ●	902,218	906,864
CROWN Americas Tranche B 1st Lien 4.163% (LIBOR01W + 2.00%) 4/3/25 ●	867,825	873,520
CSC Holdings 1st Lien 4.408% (LIBOR01M + 2.25%) 7/17/25 ●	424,625	425,068
CSC Holdings Tranche B 1st Lien 4.658% (LIBOR01M + 2.50%) 1/25/26 ●	294,263	294,925
Dakota Holdings Tranche B 1st Lien 5.492% (LIBOR01M + 3.25%) 2/13/25 ●	127,360	127,668
DaVita Tranche B 1st Lien 4.992% (LIBOR01M + 2.75%) 6/24/21 ●	122,556	123,246
Delek US Holdings Tranche B 1st Lien 4.742% (LIBOR01M + 2.50%) 3/30/25 ●	812,122	816,521
DG Investment Intermediate Holdings 2 1st Lien 5.242% (LIBOR01M + 3.00%) 2/1/25 ●	108,307	108,408
DG Investment Intermediate Holdings 2 Tranche DD 1st Lien 5.242% (LIBOR01M + 3.00%) 2/1/25 ●	11,663	11,674
Digicel International Finance Tranche B 1st Lien 5.57% (LIBOR03M + 3.25%) 5/10/24 ●	279,549	267,085
DTZ US Borrower Tranche B 1st Lien 5.492% (LIBOR01M + 3.25%) 8/21/25 ●	1,300,000	1,305,958

	Principal amount°	Value (US $)

Loan Agreements (continued)

Dynatrace 1st Lien 5.474% (LIBOR01M + 3.25%) 8/23/25 ●	1,025,000	$1,033,168
Energy Transfer Equity Tranche B 1st Lien 4.242% (LIBOR01M + 2.00%) 2/2/24 ●	390,000	390,623
Enterprise Merger Sub 1st Lien 0.00% 9/28/25 ● X	1,925,000	1,920,188
ESH Hospitality Tranche B 1st Lien 4.242% (LIBOR01M + 2.00%) 8/30/23 ●	1,642,990	1,644,915
ExamWorks Group Tranche B1 1st Lien 5.492% (LIBOR01M + 3.25%) 7/27/23 ●	1,030,926	1,040,591
First Data 1st Lien 4.212% (LIBOR01M + 2.00%) 7/10/22 ●	579,267	580,317
First Data Tranche 1st Lien 4.212% (LIBOR01M + 2.00%) 4/26/24 ●	2,604,227	2,608,949
First Eagle Holdings Tranche B 1st Lien 5.386% (LIBOR03M + 3.00%) 12/1/22 ●	798,522	805,883
Flex Acquisition 1st Lien 5.337% (LIBOR03M + 3.00%) 12/29/23 ●	198,563	198,749
Flying Fortress Holdings Tranche B 1st Lien 4.136% (LIBOR03M + 1.75%) 10/30/22 ●	496,000	499,152
Frontier Communications Tranche A-DD 1st Lien 5.00% (LIBOR01M + 2.75%) 3/31/21 ●	243,056	239,031
Frontier Communications Tranche B1 1st Lien 6.00% (LIBOR01M + 3.75%) 6/15/24 ●	454,577	447,048
Gardner Denver Tranche B1 1st Lien 4.992% (LIBOR01M + 2.75%) 7/30/24 ●	1,202,474	1,211,214
Gates Global Tranche B2 1st Lien 4.992% (LIBOR01M + 2.75%) 3/31/24 ●	713,411	718,482
Gentiva Health Services 1st Lien 6.00% (LIBOR01M + 3.75%) 7/2/25 ●	259,005	262,404

	Principal amount°	Value (US $)

Loan Agreements (continued)

GEO Group Tranche B 1st Lien 4.25% (LIBOR01M + 2.00%) 3/23/24 ●	368,131	$367,940
GIP III Stetson I Tranche B 1st Lien 6.583% (LIBOR03M + 4.25%) 7/18/25 ●	311,000	312,944
Gray Television Tranche B2 1st Lien 4.354% (LIBOR01M + 2.25%) 2/7/24 ●	1,498,322	1,503,807
Greeneden US Holdings II Tranche B3 1st Lien 5.742% (LIBOR01M + 3.50%) 12/1/23 ●	1,016,991	1,023,824
Greenhill & Co. Tranche B 1st Lien 5.952% (LIBOR02M + 3.75%) 10/12/22 ●	320,671	325,080
Grizzly Acquisitions Tranche B 1st Lien 0.00% 10/1/25 ● X	175,000	174,563
GVC Holdings Tranche B2 1st Lien 4.742% (LIBOR01M + 2.50%) 3/16/24 ●	828,835	833,325
HCA Tranche B10 1st Lien 4.242% (LIBOR01M + 2.00%) 3/13/25 ●	1,567,125	1,580,620
HCA Tranche B11 1st Lien 3.992% (LIBOR01M + 1.75%) 3/18/23 ●	221,756	223,697
Hearthside Group Holdings 1st Lien 5.242% (LIBOR01M + 3.00%) 5/25/25 ●	312,218	311,688
Heartland Dental 1st Lien 5.992% (LIBOR01M + 3.75%) 4/30/25 ●	627,991	629,038
Hilton Worldwide Finance Tranche B2 1st Lien 3.966% (LIBOR01M + 1.75%) 10/25/23 ●	2,045,208	2,055,441
Hoya Midco Tranche B 1st Lien 5.576% (LIBOR01M + 3.50%) 6/30/24 ●	701,125	699,372
HUB International Tranche B 1st Lien 5.335% (LIBOR03M + 3.00%) 4/25/25 ●	1,047,375	1,050,353
HVSC Merger Sub 2nd Lien 10.592% (LIBOR03M + 8.25%) 10/26/25 ●	40,000	40,100
Hyperion Insurance Group Tranche B 1st Lien 5.75% (LIBOR01M + 3.50%) 12/20/24 ●	960,142	967,343

	Principal amount°	Value (US $)

Loan Agreements (continued)

INEOS US Finance Tranche B 1st Lien 4.242% (LIBOR01M + 2.00%) 3/31/24 ●	952,800	$955,555
IQVIA Tranche B3 1st Lien 4.136% (LIBOR03M + 1.75%) 6/11/25 ●	1,027,425	1,028,581
Iron Mountain Tranche B 1st Lien 3.992% (LIBOR01M + 1.75%) 1/2/26 ●	1,582,050	1,565,570
JBS USA Tranche B 1st Lien 4.844% (LIBOR03M + 2.50%) 10/30/22 ●	837,969	840,588
Kronos 2nd Lien 10.593% (LIBOR03M + 8.25%) 11/1/24 ●	85,000	87,218
Kronos Tranche B 1st Lien 5.343% (LIBOR03M + 3.00%) 11/1/23 ●	531,937	535,112
Lamar Media Tranche B 1st Lien 3.938% (LIBOR01M + 1.75%) 3/16/25 ●	497,500	499,884
Las Vegas Sands Tranche B 1st Lien 3.992% (LIBOR01M + 1.75%) 3/27/25 ●	195,000	195,066
Lucid Energy Group II Borrower 1st Lien 5.165% (LIBOR01M + 3.00%) 2/18/25 ●	931,924	918,721
LUX HOLDCO III 1st Lien 5.195% (LIBOR02M + 3.00%) 3/28/25 ●	222,880	224,691
Marketo Tranche B 1st Lien 5.593% (LIBOR03M + 3.25%) 2/7/25 ●	111,720	112,069
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.242% (LIBOR01M + 2.00%) 3/25/25 ●	799,388	801,316
Microchip Technology 1st Lien 4.08% (LIBOR01M + 2.00%) 5/29/25 ●	1,477,640	1,480,405
MPH Acquisition Holdings Tranche B 1st Lien 5.136% (LIBOR03M + 2.75%) 6/7/23 ●	1,437,511	1,441,891
NCI Building Systems Tranche B 1st Lien 4.242% (LIBOR01M + 2.00%) 2/8/25 ●	860,675	862,289

(continues	)	49

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Loan Agreements (continued)

NFP Tranche B 1st Lien 5.242% (LIBOR01M + 3.00%) 1/8/24 ●	898,898	$900,021
Nielsen Finance Tranche B4 1st Lien 4.133% (LIBOR01M + 2.00%) 10/4/23 ●	584,919	584,993
OCI Partners 1st Lien 6.386% (LIBOR03M + 4.00%) 3/13/25 ●	164,175	166,432
ON Semiconductor Tranche B 1st Lien 3.992% (LIBOR01M + 1.75%) 3/31/23 ●	1,810,462	1,815,328
Panda Hummel Tranche B1 1st Lien 8.242% (LIBOR01M + 6.00%) 10/27/22 ●	168,578	168,051
Panda Stonewall Tranche B1 1st Lien 7.886% (LIBOR03M + 5.50%) 11/13/21 =●	289,582	289,763
Penn National Gaming Tranche B 1st Lien Loan 0.00% 8/15/25 ● X	1,750,000	1,760,782
Loan 4.742% (LIBOR01M + 2.50%) 1/19/24 ●	495,442	497,146
Pisces Midco Tranche B 1st Lien 6.087% (LIBOR03M + 3.75%) 4/12/25 ●	374,063	376,946
PQ 1st Lien Tranche B 1st Lien 4.742% (LIBOR01M + 2.50%) 2/8/25 ●	1,479,867	1,483,105
Prestige Brands Tranche B5 1st Lien 4.242% (LIBOR01M + 2.00%) 1/26/24 ●	793,880	794,749
Radiate Holdco Tranche B 1st Lien 5.242% (LIBOR01M + 3.00%) 2/1/24 ●	652,654	652,283
Refinitiv US Holdings Tranche B 1st Lien 0.00% 10/1/25 ● X	909,000	908,107
Republic of Angola 0.796% (LIBOR06M + 6.25%) 12/16/23 =●	1,271,875	1,170,125
RPI Finance Trust Tranche B6 1st Lien 4.386% (LIBOR03M + 2.00%) 4/17/23 ●	195,103	196,048

	Principal amount°	Value (US $)

Loan Agreements (continued)

Russell Investments US Institutional Holdco Tranche B 1st Lien 5.492% (LIBOR01M + 3.25%) 6/1/23 ●	2,105,528	$2,120,004
Sable International Finance Tranche B4 1st Lien 5.492% (LIBOR01M + 3.25%) 1/31/26 ●	565,000	568,027
SBA Senior Finance II Tranche B 1st Lien 4.25% (LIBOR01M + 2.00%) 4/11/25 ●	962,588	964,694
Scientific Games International Tranche B5 1st Lien 5.034% (LIBOR01M + 2.75%) 8/14/24 ●	1,705,975	1,705,307
Sigma US Tranche B2 1st Lien 5.114% (LIBOR01M + 3.00%) 7/2/25 ●	689,000	689,861
Sinclair Television Group Tranche B2 1st Lien 4.50% (LIBOR01M + 2.25%) 1/3/24 ●	2,593,800	2,605,960
Solenis International 1st Lien 6.311% (LIBOR03M + 4.00%) 12/26/23 ●	279,300	281,918
Specialty Building Products Holdings 1st Lien 0.00% 9/21/25 ● X	837,000	841,315
Sprint Communications Tranche B 1st Lien 4.75% (LIBOR01M + 2.50%) 2/2/24 ●	1,905,826	1,911,782
SS&C European Holdings Tranche B4 1st Lien 4.492% (LIBOR01M + 2.25%) 4/16/25 ●	375,734	376,468
SS&C Technologies Tranche B3 1st Lien 4.492% (LIBOR01M + 2.25%) 4/16/25 ●	967,973	969,863
SS&C Technologies Tranche B5 1st Lien 0.00% 4/16/25 ● X	393,000	393,573
StandardAero Aviation Holdings 1st Lien 5.99% (LIBOR01M + 3.75%) 7/7/22 ●	493,686	497,212
Staples 1st Lien 6.343% (LIBOR03M + 4.00%) 9/12/24 ●	224,135	224,346

	Principal amount°	Value (US $)

Loan Agreements (continued)

Stars Group Holdings Tranche B 1st Lien 5.886% (LIBOR03M + 3.50%) 7/10/25 ●	1,187,025	$1,198,672
Summit Materials Tranche B 1st Lien 4.242% (LIBOR01M + 2.00%) 11/10/24 ●	729,488	731,311
Summit Midstream Partners Holdings Tranche B 1st Lien 8.242% (LIBOR01M + 6.00%) 5/21/22 ●	570,486	579,043
Surgery Center Holdings 1st Lien 5.57% (LIBOR03M + 3.25%) 8/31/24 ●	1,086,370	1,088,678
Syneos Health Tranche B 1st Lien 4.242% (LIBOR01M + 2.00%) 8/1/24 ●	536,593	538,233
Telenet Financing USD Tranche AN 1st Lien 4.408% (LIBOR01M + 2.25%) 8/15/26 ●	1,045,000	1,041,517
Tenneco Tranche B 1st Lien 0.00% 10/1/25 ● X	825,000	825,382
TerraForm Power Operating Tranche B 1st Lien 4.242% (LIBOR01M + 2.00%) 11/8/22 ●	550,838	553,247
Titan Acquisition Tranche B 1st Lien 5.242% (LIBOR01M + 3.00%) 3/28/25 ●	857,025	832,319
TMS International Tranche B2 1st Lien 4.992% (LIBOR01M + 2.75%) 8/14/24 ●	216,036	216,036
TransDigm Tranche F 1st Lien 4.742% (LIBOR01M + 2.50%) 6/9/23 ●	1,693,619	1,701,225
Tribune Media Tranche B 1st Lien 5.242% (LIBOR01M + 3.00%) 12/27/20 ●	33,149	33,294
Tribune Media Tranche C 1st Lien 5.242% (LIBOR01M + 3.00%) 1/27/24 ●	413,162	415,739
Trident TPI Holdings 1st Lien 5.492% (LIBOR01M + 3.25%) 10/5/24 ●	273,495	273,025
Tronox Blocked Borrower Tranche B 1st Lien 5.242% (LIBOR01M + 3.00%) 9/22/24 ●	228,572	229,691

	Principal amount°	Value (US $)

Loan Agreements (continued)

Tronox Finance Tranche B 1st Lien 5.242% (LIBOR01M + 3.00%) 9/22/24 ●	527,474	$530,056
Unitymedia Finance Tranche D 1st Lien 4.408% (LIBOR01M + 2.25%) 1/15/26 ●	295,000	295,527
Unitymedia Finance Tranche E 1st Lien 4.158% (LIBOR01M + 2.00%) 6/1/23 ●	1,215,000	1,217,089
Univision Communications Tranche C5 1st Lien 4.992% (LIBOR01M + 2.75%) 3/15/24 ●	1,128,339	1,098,922
UPC Financing Partnership Tranche AR 1st Lien 4.658% (LIBOR01M + 2.50%) 1/15/26 ●	241,544	241,645
USI Tranche B 1st Lien 5.386% (LIBOR03M + 3.00%) 5/16/24 ●	2,180,935	2,184,052
USIC Holdings 1st Lien 5.492% (LIBOR01M + 3.25%) 12/9/23 ●	1,207,183	1,217,495
Utz Quality Foods 1st Lien 5.742% (LIBOR01M + 3.50%) 11/21/24 ●	239,746	240,795
Vantage Specialty Chemicals Tranche B 1st Lien 6.268% (LIBOR01M + 4.00%) 10/28/24 ●	491,288	493,846
VeriFone Systems 1st Lien 6.322% (LIBOR03M + 4.00%) 8/20/25 ●	428,000	431,264
Virgin Media Bristol Tranche K 1st Lien 4.658% (LIBOR01M + 2.50%) 1/15/26 ●	515,000	516,384
Vistra Operations Tranche B3 1st Lien 4.181% (LIBOR01M + 2.00%) 12/1/25 ●	783,038	784,310
Visual Comfort Group 1st Lien 0.00% 2/28/24 ● X	775,000	780,813
Visual Comfort Group 2nd Lien 0.796% (LIBOR01M + 8.00%) 2/28/25 =●	220,498	222,978
Western Digital Tranche B4 1st Lien 3.992% (LIBOR01M + 1.75%) 4/29/23 ●	248,794	249,571

(continues	)	51

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Loan Agreements (continued)

WR Grace & Co-Conn Tranche B1 1st Lien 4.136% (LIBOR03M + 1.75%) 4/3/25 ●		92,105	$92,585
WR Grace & Co-Conn Tranche B2 1st Lien 4.136% (LIBOR03M + 1.75%) 4/3/25 ●		157,895	158,717
Wyndham Hotels & Resorts Tranche B 1st Lien 3.992% (LIBOR01M + 1.75%) 5/30/25 ●		1,125,000	1,129,781
XPO Logistics Tranche B 1st Lien 4.23% (LIBOR01M + 2.00%) 2/24/25 ●		1,032,000	1,038,648
Zayo Group Tranche B2 1st Lien 4.492% (LIBOR01M + 2.25%) 1/19/24 ●		583,567	586,771
Zekelman Industries 1st Lien 4.623% (LIBOR03M + 2.25%) 6/14/21 ●		987,223	988,951

Total Loan Agreements (cost $114,362,006)			114,998,261

Sovereign Bonds – 5.85%Δ

Argentina – 0.08%
Argentine Bonos del Tesoro 16.00% 10/17/23	ARS	21,516,000	462,472
Argentine Republic Government International Bonds
5.625% 1/26/22		930,000	842,347
6.875% 1/11/48		650,000	503,750

			1,808,569

Bermuda – 0.03%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		800,000	764,912

			764,912

Brazil – 0.30%
Brazil Letras Do Tesouro Nacional 6.535% 1/1/19 BRL 17,700,000			4,313,693
Brazil Notas do Tesouro Nacional 10.00% 1/1/23	BRL	3,737,000	901,545
10.00% 1/1/27	BRL	7,619,000	1,735,405

			6,950,643

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Canada – 0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	171,000	$141,735

			141,735

Colombia – 0.10%
Colombian TES 7.00% 6/30/32	COP	7,187,000,000	2,383,645

			2,383,645

Cyprus – 0.07%
Cyprus Government International Bond 3.875% 5/6/22	EUR	1,200,000	1,554,917

			1,554,917

Egypt – 0.04%
Egypt Government International Bonds
144A 5.577% 2/21/23 #		480,000	466,476
144A 7.903% 2/21/48 #		500,000	478,656

			945,132

Indonesia – 0.01%
Indonesia Government International Bond 144A 5.125% 1/15/45 #		200,000	200,825

			200,825

Ivory Coast – 0.04%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		1,150,000	1,054,562

			1,054,562

Japan – 4.14%
Japan Bank for International Cooperation
2.125% 6/1/20		700,000	689,322
2.882% (LIBOR03M + 0.57%) 2/24/20 ●		1,018,000	1,024,358
Japan Treasury Discount Bill
0.00% 10/15/18 ≠	JPY	5,010,000,000	44,096,157
0.00% 11/26/18 ≠	JPY	5,660,000,000	49,825,136

			95,634,973

Jordan – 0.02%
Jordan Government International Bond 144A 5.75% 1/31/27 #		400,000	380,120

			380,120

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Kuwait – 0.14%
Kuwait International Government Bond 144A 2.75% 3/20/22 #		3,400,000	$3,325,999

			3,325,999

Mexico – 0.04%
Mexican Bonos 6.50% 6/9/22	MXN	8,626,000	442,810
Mexico Government International Bonds 4.35% 1/15/47		600,000	546,006

			988,816

Nigeria – 0.03%
Nigeria Government International Bonds 144A 7.875% 2/16/32 #		620,000	636,659

			636,659

Poland – 0.02%
Republic of Poland Government Bonds
2.50% 1/25/23	PLN	634,000	172,653
3.25% 7/25/25	PLN	1,087,000	300,541

			473,194

Qatar – 0.10%
Qatar Government International Bond 144A 5.103% 4/23/48 #		2,200,000	2,292,618

			2,292,618

Republic of Korea – 0.05%
Export-Import Bank of Korea 4.00% 6/7/27	AUD	210,000	152,333
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	1,131,372,444	1,042,614

			1,194,947

Saudi Arabia – 0.36%
Saudi Government International Bonds
2.375% 10/26/21		200,000	193,313
144A 2.875% 3/4/23 #		2,200,000	2,127,906
3.25% 10/26/26		1,000,000	941,705
144A 4.50% 10/26/46 #		800,000	763,512
144A 5.00% 4/17/49 #		4,200,000	4,272,450

			8,298,886

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Senegal – 0.04%
Senegal Government International Bond 144A 6.75% 3/13/48 #		960,000	$860,832

			860,832

South Africa – 0.08%
Republic of South Africa Government Bond 8.75% 1/31/44	ZAR	16,421,000	1,035,640
Republic of South Africa Government International Bond 5.875% 6/22/30		780,000	777,178

			1,812,818

Turkey – 0.07%
Turkey Government Bond
8.00% 3/12/25	TRY	1,718,000	177,348
11.00% 3/2/22	TRY	10,992,000	1,349,617

			1,526,965

Ukraine – 0.06%
Ukraine Government International Bonds
144A 7.375% 9/25/32 #		705,000	615,014
144A 7.75% 9/1/26 #		900,000	848,273

			1,463,287

United Kingdom – 0.02%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	133,892
3.50% 1/22/45	GBP	138,800	238,862

			372,754

Total Sovereign Bonds (cost $138,947,917)			135,067,808

Supranational Banks – 0.49%

Arab Petroleum Investments 144A 4.125% 9/18/23 #		750,000	754,631
Asian Development Bank 3.50% 5/30/24	NZD	864,000	591,201
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #		1,000,000	968,000
European Bank for Reconstruction & Developement 2.366% (LIBOR03M) 3/23/20 ●		505,000	504,829
European Investment Bank
1.00% 9/21/26	GBP	318,000	392,813
6.00% 12/7/28	GBP	771,000	1,388,639

(continues	)	53

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Supranational Banks (continued)

Inter-American Development Bank
2.559% (LIBOR03M + 0.22%) 10/15/20 ●		890,000	$893,597
6.25% 6/15/21	IDR	14,400,000,000	906,921
7.875% 3/14/23	IDR	4,370,000,000	287,780
International Bank for Reconstruction & Development
1.95% 11/9/20		800,000	783,699
2.228% (LIBOR01M + 0.07%) 4/17/19 ●		440,000	440,119
2.50% 11/25/24		440,000	425,680
3.00% 2/2/23	NZD	705,000	473,820
3.375% 1/25/22	NZD	300,000	204,547
4.625% 10/6/21	NZD	380,000	268,153
International Finance
2.375% 7/19/23	CAD	693,000	528,958
2.399% (LIBOR03M + 0.06%) 1/9/19 ●		600,000	600,105
3.625% 5/20/20	NZD	163,000	110,609
3.75% 8/9/27	NZD	305,000	207,471
7.00% 7/20/27	MXN	13,970,000	684,488

Total Supranational Banks (cost $11,785,726)			11,416,060

US Treasury Obligations – 23.22%

US Treasury Bonds
2.50% 2/15/45		37,100,000	32,488,585
2.75% 8/15/42		900,000	833,555
2.75% 11/15/42		1,400,000	1,295,410
2.875% 5/15/43		2,200,000	2,079,816
2.875% 8/15/45 ¥		16,700,000	15,721,158
3.00% 5/15/47		900,000	866,566
3.00% 8/15/48		6,590,000	6,339,529
3.125% 5/15/48		5,200,000	5,129,313
4.375% 5/15/40		100,000	118,820
US Treasury Floating Rate Note
2.23% (USBMMY3M + 0.043%) 7/31/20 ●		4,785,000	4,785,757
US Treasury Inflation Indexed Notes
0.125% 4/15/19 ¥		1,290,576	1,282,754
0.125% 7/15/26		21,027	19,841
0.25% 1/15/25		9,362,936	8,988,791
0.375% 7/15/27		7,005,360	6,698,830
0.625% 1/15/26		8,590,698	8,412,229
0.75% 7/15/28		602,364	593,383
1.75% 1/15/28		14,579,269	15,619,656
2.375% 1/15/25		9,091,056	9,909,521

	Principal amount°	Value (US $)

US Treasury Obligations (continued)

US Treasury Inflation Indexed Notes
2.375% 1/15/27	1,624,519	$1,810,951
2.50% 1/15/29	35,213	40,515
US Treasury Notes 1.125% 8/31/21 ¥	13,800,000	13,127,519
1.25% 6/30/19	3,365,000	3,333,322
1.50% 10/31/19	83,500,000	82,462,771
1.875% 7/31/22	39,700,000	38,205,049
2.00% 10/31/21 ¥	1,600,000	1,558,531
2.00% 11/30/22 ¥	7,700,000	7,420,424
2.00% 5/31/24	25,200,000	23,927,203
2.00% 6/30/24	7,700,000	7,305,225
2.125% 11/30/24	9,400,000	8,943,403
2.25% 2/15/27 ¥	3,400,000	3,201,445
2.625% 7/31/20	12,000,000	11,962,266
2.625% 3/31/25	12,700,000	12,418,466
2.75% 7/31/23	111,275,000	110,312,215
2.75% 2/15/24	4,000,000	3,958,750
2.875% 9/30/23	13,230,000	13,186,590
2.875% 7/31/25	15,500,000	15,372,246
2.875% 5/15/28 ¥	49,545,000	48,811,501
2.875% 8/15/28	8,100,000	7,978,342

Total US Treasury Obligations (cost $546,194,763)		536,520,248

	Number of shares

Common Stock – 0.00%

Adelphia Recovery Trust =†	1	—
Century Communications =†	1,975,000	—

Total Common Stock (cost $59,791)		—

Convertible Preferred Stock – 0.34%

A Schulman 6.00% exercise price $52.33 y	1,141	1,180,935
AMG Capital Trust II 5.15% exercise price $198.02, maturity date 10/15/37	12,759	735,482
Assurant 6.50% exercise price $106.91, maturity date 3/15/21	5,571	627,072
Bank of America 7.25% exercise price $50.00 y	417	539,702
Becton Dickinson 6.125% exercise price $211.80, maturity date 5/1/20	10,485	685,300

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)

Crown Castle International 6.875% exercise price $114.88, maturity date 8/1/20	378	$410,508
DTE Energy 6.50% exercise price $116.31, maturity date 10/1/19	9,605	496,771
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,787	694,841
Kinder Morgan 9.75% exercise price $32.38, maturity date 10/26/18	23,325	775,556
QTS Realty Trust 6.50% exercise price $47.03 y	7,013	740,643
Wells Fargo & Co. 7.50% exercise price $156.71 y	325	419,536
Welltower 6.50% exercise price $57.16 y	10,732	649,501

Total Convertible Preferred Stock (cost $7,849,631)		7,955,847

Preferred Stock – 0.10%

Bank of America 6.50%µy	1,150,000	1,243,437
General Electric 5.00%µy	300,000	292,837
Morgan Stanley 5.55%µy	240,000	246,660
USB Realty 144A 3.486% (LIBOR03M + 1.147%)#y●	500,000	450,000

Total Preferred Stock (cost $2,238,926)		2,232,934

	Number of contracts

Options Purchased – 0.01%

Call Swaptions – 0.00%
2 yr IRS pay a fixed rate 1.65% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/15/18, notional amount $88,800,000 (MSC)	88,800,000	0

	Number of contracts	Value (US $)

Options Purchased (continued)

Call Swaptions (continued)
2 yr IRS pay a fixed rate 2.75% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/30/18, notional amount $18,700,000 (MSC)	18,700,000	$1,159
2 yr IRS pay a fixed rate 2.90% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/14/18, notional amount $5,700,000 (GSC)	5,700,000	2,639

		3,798

Futures Call Option – 0.01%
US Treasury 10 yr Notes strike price $119, expiration date 10/26/18, notional amount $43,792,000	368	115,000

		115,000

Futures Put Option – 0.00%
US Treasury 10 yr Notes strike price $104.625, expiration date 11/23/18, notional amount $12,555,000	60	0
US Treasury 10 yr Notes strike price $118, expiration date 10/26/18, notional amount $43,424,000	368	51,750

		51,750

Total Options Purchased (premium paid $751,578)		170,548

	Principal amount°

Short-Term Investments – 5.16%

Commercial Paper – 0.25%≠
Schlumberger Holdings
2.305% 10/1/18	3,200,000	3,199,356
2.408% 10/5/18	1,600,000	1,599,246
Virginia Electricity & Power 2.295% 10/2/18	1,000,000	999,731

		5,798,333

(continues	)	55

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements – 4.11%
Bank of America Merrill Lynch 2.18%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $6,741,714 (collateralized by US government obligations 1.181%–2.125% 1/15/19–10/31/19; market value $6,875,301)	6,740,489	$6,740,489
Bank of Montreal 2.12%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $18,539,620 (collateralized by US government obligations 0.00%–4.375% 11/15/18–11/15/46; market value $18,907,072)	18,536,345	18,536,345
BNP Paribas 2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $25,451,853 (collateralized by US government obligations 0.00%–4.75% 10/11/18–2/15/48; market value $25,956,109)	25,447,166	25,447,166
US Treasury repurchase agreement with J.P. Morgan Securities 2.29%, dated 9/28/18, to be repurchased 10/2/18, repurchase price $23,701,508 (collateralized by US government obligation; 1.875% 2/28/22; market value $24,996,000)	23,700,000	23,700,000
US Treasury repurchase agreement with J.P. Morgan Securities 2.34%, dated 9/27/18, to be repurchased 10/1/18, repurchase price $20,403,978 (collateralized by US government obligation; 1.875% 2/28/22; market value $21,542,000)	20,400,000	20,400,000

		94,824,000

	Principal amount°	Value (US $)

Short-Term Investments (continued)

US Treasury Obligation – 0.80%≠
US Treasury Bill 1.696% 10/11/18	18,516,144	$18,505,646

		18,505,646

Total Short-Term Investments (cost $119,129,186)		119,127,979

Total Value of Securities Before Options Written – 121.02% (cost $2,822,197,480)		2,796,087,255

	Number of contracts

Options Written – 0.00%

Call Swaptions – 0.00%
10 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/15/18, notional amount $(19,100,000) (MSC)	(19,100,000)	(19)
10 yr IRS pay a fixed rate 2.88% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/30/18, notional amount $(4,300,000) (MSC)	(4,300,000)	(512)
5 yr IRS pay a fixed rate 2.90% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/14/18, notional amount $(2,500,000) (GSC)	(2,500,000)	(3,602)

		(4,133)

Futures Call Option – 0.00%
US Treasury 10 yr Notes strike price $119.5, expiration date 10/26/18, notional amount $(11,233,000)	(94)	$(14,688)

		(14,688)

	Number of contracts	Value (US $)

Options Written (continued)

Futures Put Option – 0.00%
US Treasury 10 yr Notes strike price $118, expiration date 10/26/18, notional amount $(11,092,000)	(94)	(13,219)

		(13,219)

Total Options Written (premium received $563,802)		$(32,040)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $428,639,335, which represents 18.55% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2018. Rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after Sept. 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
f	Step coupon bond. Stated rate in effect at Sept. 30, 2018 through maturity date.
¥	Fully or partially pledged as collateral for futures and swap contracts.

(continues	)	57

Schedules of investments

Optimum Fixed Income Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at

Sept. 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	945,381	USD	(679,633)	11/2/18	$3,911	$—
BAML	CAD	(2,280,744)	USD	1,753,071	11/2/18	—	(14,045)
BAML	EUR	(3,308,000)	USD	3,860,521	10/2/18	18,559	—
BAML	EUR	241,322	USD	(282,846)	11/2/18	—	(1,867)
BAML	JPY	(134,550,273)	USD	1,204,717	11/2/18	17,409	—
BAML	NZD	(2,047,738)	USD	1,347,565	11/2/18	—	(10,065)
BNP	AUD	(986,869)	USD	709,815	11/5/18	—	(3,741)
BNP	BRL	(17,700,000)	USD	4,599,433	1/3/19	252,353	—
BNP	EUR	13,303,000	USD	(15,668,802)	10/2/18	—	(218,491)
BNP	EUR	(13,779,000)	USD	16,268,752	11/2/18	225,417	—
BNP	INR	23,338,266	USD	(328,305)	12/19/18	—	(10,744)
BNP	JPY	(887,700,000)	USD	7,996,994	10/2/18	181,818	—
BNP	JPY	(5,660,000,000)	USD	51,140,796	11/26/18	1,105,645	—
BNP	KRW	(128,438,975)	USD	114,975	12/19/18	—	(1,002)
BNP	MXN	3,079,632	USD	(162,397)	11/5/18	1,105	—
BNP	NOK	(3,327,664)	USD	407,789	11/5/18	—	(1,719)
BNP	TWD	(186,760,561)	USD	6,125,707	12/19/18	—	(47,685)
BNYM	AUD	(8,975)	USD	6,492	10/1/18	5	—
BNYM	CAD	(4,650)	USD	3,597	10/1/18	—	(3)
CITI	CAD	8,543,000	USD	(6,566,219)	11/2/18	52,883	—
CITI	EUR	(9,499,000)	USD	11,104,615	10/2/18	72,329	—
CITI	GBP	(673,000)	USD	887,599	10/2/18	10,258	—
CITI	JPY	(5,010,000,000)	USD	44,754,919	10/15/18	604,887	—
CITI	SGD	(9,478,080)	USD	6,933,930	12/19/18	—	(12,001)
GSC	JPY	51,994	USD	(458)	10/1/18	—	(1)
HSBC	EUR	1,310,528	USD	(1,537,433)	11/2/18	—	(11,543)
HSBC	GBP	(2,844,352)	USD	3,747,151	11/2/18	33,893	—
JPMC	AUD	(993,000)	USD	715,575	10/2/18	—	(2,220)
JPMC	CAD	(8,400,000)	USD	6,419,558	11/15/18	—	(90,344)
JPMC	EUR	(496,000)	USD	577,280	10/2/18	1,218	—
JPMC	GBP	685,000	USD	(882,638)	10/2/18	10,347	—
JPMC	GBP	(9,963,000)	USD	13,142,970	11/2/18	136,427	—
JPMC	JPY	887,700,000	USD	(7,865,587)	10/2/18	—	(50,411)
JPMC	JPY	(835,600,000)	USD	7,420,662	11/2/18	47,103	—
JPMC	KRW	(1,149,723,270)	USD	1,023,568	11/2/18	—	(13,246)
JPMC	MXN	754,000	USD	(40,024)	10/26/18	68	—
JPMC	PLN	(1,265,105)	USD	344,437	11/2/18	1,033	—
TD	JPY	461,600,621	USD	(4,134,534)	11/2/18	—	(61,246)

Total Foreign Currency Exchange Contracts						$2,776,668	$(550,374)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1,002)	90 Day Euro	$(243,836,700)	$(246,727,610)	12/18/18	$2,890,910	$—	$(37,575)
(1,193)	90 Day Euro	(289,332,325)	(292,476,275)	6/18/19	3,143,950	—	(44,738)
47	Bankers’ Acceptance	8,862,192	8,879,760	6/18/19	—	(17,568)	(2,427)
6	Bankers’ Acceptance	1,130,182	1,131,585	9/17/19	—	(1,403)	(244)
32	Bankers’ Acceptance	6,023,304	6,036,107	12/17/19	—	(12,803)	(1,354)
59	Bankers’ Acceptance	11,101,469	11,107,935	3/17/20	—	(6,466)	(1,760)
(165)	Euro-B.T.P	(23,724,431)	(23,321,749)	12/7/18	—	(402,682)	508,922
(44)	Euro-Bund	(8,111,978)	(8,194,020)	12/7/18	82,042	—	(37,709)
(33)	Long 10 yr Gilt	(5,201,895)	(5,257,132)	12/28/18	55,237	—	(7,104)
1,074	US Treasury 10 yr Notes	127,571,062	129,322,424	12/20/18	—	(1,751,362)	22,179
366	US Treasury 2 yr Notes	77,128,781	77,292,970	1/2/19	—	(164,189)	17,156
2,883	US Treasury 5 yr Notes	324,269,930	327,445,390	1/2/19	—	(3,175,460)	157,664
265	US Treasury Long Bonds	37,232,500	38,376,069	12/20/18	—	(1,143,569)	(41,406)
(10)	US Treasury Ultra Bonds	(1,542,813)	(1,597,014)	12/20/18	54,201	—	3,438

Total Futures Contracts			$22,018,440		$6,226,340	$(6,675,502)	$535,042

(continues	)	59

Schedules of investments

Optimum Fixed Income Fund

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.29[5] 12/20/22-Quarterly	300,000	5.000%	$(24,014)	$(19,380)	$—	$(4,634)	$80,856
CDX.NA.HY.30[5] 6/20/23- Quarterly	3,100,000	5.000%	(240,918)	(208,703)	—	(32,215)	(1,773)
CDX.NA.HY.31[5] 12/20/23-Quarterly	2,300,000	5.000%	(167,197)	(163,739)	—	(3,458)	(67,746)
Protection Sold Moody’s Ratings:
Citigroup CDS 6.125% 5/15/18 Baa1 12/20/20-Quarterly	700,000	1.000%	11,285	8,144	3,141	—	(8)
Daimler CDS 6.125% 5/15/18 Baa1 12/20/20-Quarterly	EUR800,000	1.000%	12,185	10,524	1,661	—	(218)

			(408,659)	(373,154)	4,802	(40,307)	11,111

Over-The-Counter: Protection Sold Moody’s Ratings:
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.000%	1,127	(1,781)	2,908	—	—
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/22-Quarterly	250,000	1.000%	2,063	(2,831)	4,894	—	—
BNP Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	200,000	1.000%	2,253	(3,605)	5,858	—	—
CITI Republic of Brazil 4.25% 1/7/25 /Ba2 6/20/22-Quarterly	100,000	1.000%	(3,861)	(4,708)	847	—	—
CITI Republic of Colombia 10.375% 1/28/33 Baa2 12/20/22- Quarterly	200,000	1.000%	1,099	(2,079)	3,178	—	—
DB CMBX.NA.AAA[6] 10/17/57-Quarterly	14,200,000	0.500%	150,247	(898,673)	1,048,920	—	—
DB Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21- Quarterly	200,000	1.000%	2,253	(3,560)	5,813	—	—

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Protection Sold Moody’s Ratings (continued):
GSC Republic of Brazil 4.25% 1/7/25 /Ba2 6/20/22-Quarterly	500,000	1.000%	$(19,304)	$(24,167)	$4,863	$—	$—
GSC Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	3,100,000	1.000%	34,928	(56,642)	91,570	—	—
JPMC South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly	700,000	1.000%	(33,082)	(35,315)	2,233	—	—
JPMC Republic of Mexico 5.95% 3/19/19 WR 12/20/19-Quarterly	7,100,000	1.000%	49,140	16,504	32,636	—	—
JPMC Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.000%	1,127	(1,802)	2,929	—	—
MSC CMBX.NA.BBB-.6[6] 5/11/63-Quarterly	5,405,000	3.000%	(637,420)	(631,395)	—	(6,025)	—

			(449,430)	(1,650,054)	1,206,649	(6,025)	—

Total CDS Contracts			$(858,089)	$(2,023,208)	$1,211,451	$(46,332)	$11,111

IRS Contracts7

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed/Floating Interest Rate Paid (Received)		Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to Brokers)
Centrally Cleared: 2 yr IRS[8] 6/28/21- (Semiannually/ Quarterly)	30,100,000	1.45%/(2.396%	)	$979,690	$—	$979,690	$—	$(4,968)
2 yr IRS[8] 12/20/19- (Semiannually/ Quarterly)	1,100,000	2.00%/(2.338%	)	11,055	(4,228)	15,283	—	(162)
3 yr IRS[8] 6/21/20- (Semiannually/ Quarterly)	32,700,000	1.25%/(2.353%	)	932,892	383,154	549,738	—	(7,825)
3 yr IRS[8] 6/20/21- (Semiannually/ Quarterly)	17,800,000	1.75%/(2.338%	)	592,817	420,131	172,686	—	(5,948)
4 yr IRS[8] 12/16/19- (Semiannually/ Quarterly)	1,600,000	2.00%/(2.41%	)	15,890	(1,988)	17,878	—	(239)

(continues	)	61

Schedules of investments

Optimum Fixed Income Fund

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]		Fixed/Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to Brokers)
Centrally Cleared (continued):
5 yr IRS[8] 4/27/22- (Semiannually/ Quarterly)		2,005,000	1.975%/(2.337%)	$73,072	$—	$73,072	$—	$(951)
5 yr IRS[8] 8/10/22- (Semiannually/ Quarterly)		2,560,000	2.953%/(2.341%)	9,748	—	9,748	—	(1,461)
5 yr IRS[8] 8/10/23- (Semiannually/ Quarterly)		8,300,000	2.964%/(2.341%)	37,274	—	37,274	—	(4,008)
5 yr IRS[8] 4/24/23- (Semiannually/ Quarterly)		5,000,000	2.898%/(2.342%)	34,753	—	34,753	—	(2,689)
5 yr IRS[8] 7/27/23- (Semiannually/ Quarterly)		4,820,000	2.952%/(2.337%)	23,919	—	23,919	—	(2,351)
5 yr IRS[8] 8/09/21- (Semiannually/ Quarterly)		6,220,000	1.191%/(2.341%)	314,591	—	314,591	—	(1,814)
5 yr IRS[8] 6/15/22- (Semiannually/ Quarterly)		1,400,000	2.027%/(2.353%)	50,412	—	50,412	—	(730)
5 yr IRS[8] 8/30/22- (Semiannually/ Quarterly)		3,035,000	1.798%/(2.313%)	140,959	—	140,959	—	(1,734)
5 yr IRS[9] 3/20/24- (Semiannually/ Quarterly)	GBP	26,700,000	1.50%/(0.90%)	43,966	(23,488)	67,454	—	(18,605)
5 yr IRS[8] 5/14/21- (Quarterly/ Quarterly)		9,600,000	2.273%/(2.319%)	(7,216)	—	—	(7,216)	(160)
5 yr IRS[8] 5/10/21- (Quarterly/ Quarterly)		15,400,000	2.27%/(2.341%)	(11,193)	—	—	(11,193)	(242)
5 yr IRS[8] 5/11/21- (Quarterly/ Quarterly)		7,700,000	2.267%/(2.319%)	(5,020)	—	—	(5,020)	(117)
7 yr IRS[8] 4/06/23- (Semiannually/ Quarterly)		750,000	1.416%/(2.337%)	52,591	—	52,591	—	(18,655)
7 yr IRS[8] 12/16/22- (Semiannually/ Quarterly)		41,600,000	2.25%/(2.41%)	1,333,534	671,918	661,616	—	(24,612)
10 yr IRS[10] 3/20/28- (Semiannually/ Quarterly)	JPY	5,490,000,000	0.30%/(0.02%)	122,025	294,903	—	(172,878)	39,956
10 yr IRS[8] 1/30/28- (Semiannually/ Quarterly)		1,780,000	2.68%/(2.342%)	61,720	—	61,720	—	(448)

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed/Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to Brokers)
Centrally Cleared (continued):
10 yr IRS[8] 4/05/26- (Semiannually/ Quarterly)	750,000	1.687%/(2.343%)	$71,833	$—	$71,833	$—	$17,997
10 yr IRS[8] 5/09/28- (Quarterly/ Semiannually)	14,000,000	(2.96%)/2.341%	(208,311)	—	—	(208,311)	5,459
30 yr IRS[8] 6/15/46- (Semiannually/ Quarterly)	16,600,000	2.50%/(2.334%)	2,010,897	(1,049,621)	3,060,518	—	10,430
30 yr IRS[8] 6/15/46- (Semiannually/ Quarterly)	500,000	2.50%/(2.334%)	64,633	(19,651)	84,284	—	252
30 yr IRS[8] 12/21/46- (Semiannually/ Quarterly)	900,000	2.25%/(2.353%)	161,108	(67,989)	229,097	—	455
30 yr IRS[8] 6/20/48- (Semiannually/ Quarterly)	9,000,000	2.50%/(2.338%)	1,205,918	1,016,315	189,603	—	5,243
30 yr IRS[8] 12/19/48- (Semiannually/ Quarterly)	36,600,000	3.00%/(2.396%)	1,286,489	1,476,386	—	(189,897)	24,114
30 yr IRS[8] 8/22/48- (Semiannually/ Quarterly)	4,400,000	2.905%/(2.31%)	232,851	—	232,851	—	2,654

Total IRS Contracts			$9,632,897	$3,095,842	$7,131,570	$(594,515)	$8,841

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Unfunded Loan Commitments11

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Sept. 30, 2018:

Borrower	Principal Amount	Cost	Value	Unrealized Appreciation (Depreciation)
Heartland Dental
Tranche DD 1st Lien 3.75% 4/30/25	$94,435	$94,435	$94,592	$157

1See Note 5 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS

(continues	)	63

Schedules of investments

Optimum Fixed Income Fund

agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($787,359).

5Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.

6Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

7An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

8Rate resets based on LIBOR03M.

9Rate resets based on BP0006M.

10Rate resets based on JPY0006M.

11See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BBSW1M – Australian Bank Bill Swap Rate 1 Month

BBSW3M – Australian Bank Bill Swap Rate 3 Months

BNP – BNP Paribas

BNYM – BNY Mellon

BP0003M – 3 Month Sterling LIBOR Interest Rate

BP0006M – 6 Month Sterling LIBOR Interest Rate

BRL – Brazilian Real

B.T.P. – Buoni del Tesoro Poliennali

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

CMBX.NA – Commercial Mortgage-Backed Index North America

COF 11 – Cost of Funds for the 11th District of San

Francisco

COP – Colombian Peso

DB – Deutsche Bank

EUR – European Monetary Unit

FHAVA – Federal Housing Administration and Veterans Administration

FREMF – Freddie Mac Multifamily

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital

H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

IG – Investment Grade

INR – Indian Rupee

IRS – Interest Rate Swap

ITRX EUR SUB FIN – iTraxx Europe Subordinated Financials Index

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

JPMDB – JPMorgan Deutsche Bank

JPY – Japanese Yen

JPY0006M – Japanese Yen 6 Month LIBOR Interest Rate

KRW – South Korean Won

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR01W – ICE LIBOR USD 1 Week

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

Summary of abbreviations (continued):

PLN – Polish Zloty

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

SGD – Singapore Dollar

TBA – To be announced

TD – Toronto Dominion Bank

TRY – Turkish Lira

TWD – Taiwan Dollar

USBMMY3M – US Treasury 3 Months Bill Money Market Yield

USD – US Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

(continues	)	65

Schedules of investments

Optimum International Fund

September 30, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.51%

Australia – 2.50%
Aristocrat Leisure	63,225	$1,299,770
Atlassian †	21,089	2,027,496
BHP Billiton ADR *	53,154	2,649,195
Cochlear	2,532	367,223
Qantas Airways	1,272,989	5,429,063
South32	949,400	2,690,193

		14,462,940

Austria – 2.34%
Erste Group Bank †	115,556	4,800,470
Raiffeisen Bank International	37,374	1,076,148
Schoeller-Bleckmann Oilfield Equipment	36,090	3,957,672
voestalpine	80,930	3,702,173

		13,536,463

Bermuda – 0.78%
Everest Re Group	19,810	4,525,991

		4,525,991

Brazil – 3.42%
B3 - Brasil Bolsa Balcao	458,300	2,655,463
Banco Bradesco ADR	439,823	3,113,947
Banco BTG Pactual	12,600	67,016
Banco do Brasil	42,500	309,288
Cosan	121,700	973,347
Cosan Class A	28,451	191,475
Eneva †	21,600	70,974
FII BTG Pactual Corporate Office Fund	3,818	91,693
JBS	1,119,000	2,590,695
Mahle-Metal Leve	17,400	104,093
Porto Seguro	78,100	1,150,261
SLC Agricola	7,500	112,838
Sul America	237,700	1,527,359
TOTVS	98,600	617,692
Transmissora Alianca de Energia Eletrica	320,400	1,586,708
Tupy	136,300	681,745
Vale	264,200	3,908,816

		19,753,410

Canada – 5.26%
Bank of Montreal	55,900	4,610,836
BRP	10,000	469,090
Canadian Imperial Bank of Commerce	3,700	346,697
Constellation Software	3,900	2,868,032
Empire	18,500	337,158

	Number of shares	Value (US $)

Common Stock (continued)

Canada (continued)
Magna International Class A	74,382	$3,907,265
Rogers Communications Class B (US Shares)	47,126	2,422,748
Royal Bank of Canada	83,634	6,704,188
Toronto-Dominion Bank	107,200	6,514,248
West Fraser Timber	38,400	2,185,409

		30,365,671

Chile – 0.54%
Cia Cervecerias Unidas ADR	2,966	82,751
Sociedad Quimica y Minera de Chile ADR *	67,039	3,065,023

		3,147,774

China/Hong Kong – 10.38%
Angang Steel Class H	1,454,000	1,300,146
Anhui Conch Cement Class H	762,000	4,599,245
Asia Cement China Holdings	414,000	426,780
Autohome ADR	33,294	2,577,289
Baidu ADR †	10,868	2,485,294
BYD Class H *	469,000	3,366,967
Changyou.com ADR	22,945	302,874
China BlueChemical Class H	330,000	133,630
China Construction Bank Class H	815,000	712,104
China Life Insurance Class H	1,414,000	3,211,522
China Oriental Group	528,000	426,266
China Petroleum & Chemical Series H	5,254,000	5,261,819
China Railway Construction Corp Class H	325,500	439,081
China Railway Group Class H	1,892,000	1,875,481
China Shenhua Energy Class H	497,500	1,136,293
China Shineway Pharmaceutical Group	43,000	58,774
China Telecom ADR	3,292	162,691
CK Asset Holdings	316,500	2,375,261
CLP Holdings	370,500	4,337,609
CNOOC	2,315,000	4,583,661
COSCO SHIPPING Ports	216,000	237,567
Huadian Power International Class H	514,000	200,916
Industrial & Commercial Bank of China Class H	7,615,000	5,564,110
Kunlun Energy	234,000	272,310
Lenovo Group	418,000	305,423

	Number of shares	Value (US $)

Common Stock (continued)

China/Hong Kong (continued)
Maanshan Iron & Steel Class H	3,012,000	$1,615,973
PetroChina Class H	5,854,000	4,741,019
Shanghai Fosun Pharmaceutical Group Class H	635,500	2,504,382
Sinopec Shanghai Petrochemical Class H	2,462,000	1,503,300
Sinopharm Group Class H	537,600	2,630,194
Weichai Power Class H	474,000	587,327

		59,935,308

Colombia – 0.80%
Bancolombia ADR	82,733	3,451,621
Ecopetrol ADR	43,057	1,159,525

		4,611,146

Czech Republic – 0.35%
Komercni banka	49,318	2,017,820

		2,017,820

Denmark – 0.99%
H. Lundbeck	82,944	5,122,902
William Demant Holding †	15,846	595,560

		5,718,462

Finland – 1.07%
Finnair	10,192	84,846
Neste	42,836	3,541,113
UPM-Kymmene	59,950	2,352,647
Valmet	9,284	207,068

		6,185,674

France – 7.34%
Caisse Regionale de Credit Agricole Mutuel de Paris et d’ile-de-France	267	27,125
Capgemini	30,643	3,856,661
Dassault Systemes	6,765	1,011,267
Eramet	18,471	1,952,636
Eutelsat Communications	9,266	219,039
Ipsen	41,279	6,939,827
IPSOS	23,199	710,012
Peugeot	111,884	3,017,645
Publicis Groupe	60,776	3,632,633
Safran	48,194	6,753,846
Sartorius Stedim Biotech	10,546	1,450,965
Societe Generale	60,255	2,586,387
Sodexo *	35,279	3,741,349
Teleperformance	8,021	1,513,327
Thales	34,901	4,957,843

		42,370,562

	Number of shares	Value (US $)

Common Stock (continued)

Germany – 4.32%
CompuGroup Medical	4,221	$243,863
Continental	17,689	3,079,645
Deutsche Lufthansa	199,641	4,904,744
Evonik Industries	11,950	428,030
Merck	37,405	3,865,188
SAP	42,182	5,191,394
Siltronic	18,741	2,294,512
TUI	58,371	1,121,960
TUI (London Shares)	52,381	1,005,667
Vonovia	57,356	2,802,241

		24,937,244

Greece – 0.02%
Motor Oil Hellas Corinth Refineries	3,926	102,561

		102,561

Hungary – 0.26%
MOL Hungarian Oil & Gas	57,125	615,431
OTP Bank	24,671	914,320

		1,529,751

India – 1.93%
ICICI Bank ADR	513,793	4,362,103
Oil & Natural Gas	1,039,293	2,540,526
Tata Consultancy Services	41,260	1,242,923
Yes Bank	1,191,341	3,018,206

		11,163,758

Indonesia – 0.53%
Delta Dunia Makmur †	35,848,100	1,804,253
Indofood Sukses Makmur	3,235,800	1,281,161

		3,085,414

Ireland – 2.55%
ICON †	95,849	14,736,784

		14,736,784

Israel – 3.63%
Bank Hapoalim	996,660	7,299,451
Bank Leumi Le-Israel	1,119,634	7,384,401
Check Point Software Technologies †	44,753	5,266,085
CyberArk Software †	12,850	1,025,944

		20,975,881

Italy – 0.79%
DiaSorin	459	48,283
La Doria	39,397	517,798
Prysmian	147,519	3,435,815
Recordati	17,097	578,840

		4,580,736

(continues	)	67

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)

Common Stock (continued)

Japan – 9.72%
Astellas Pharma	293,500	$5,119,847
Daiichi Sankyo	37,200	1,612,480
Denso	103,100	5,443,557
Fujitsu	82,400	5,871,417
Hitachi	96,600	3,281,781
Konami Holdings	40,900	1,601,875
K’s Holdings	47,900	579,673
Medipal Holdings	12,800	267,108
Mixi	88,600	2,125,714
Mizuno	2,800	70,431
Nichiha	17,100	452,258
Otsuka Holdings	13,100	660,304
Rohto Pharmaceutical	101,700	3,571,405
Secom	60,300	4,915,496
Sumitomo Dainippon Pharma	212,500	4,879,533
Suzuken	88,500	4,198,337
T-Gaia	78,900	2,058,261
Tokyo Electric Power Co. Holdings †	1,194,800	5,867,791
Toray Industries	474,600	3,565,139

		56,142,407

Luxembourg – 0.03%
Eurofins Scientific	254	144,209

		144,209

Mexico – 1.71%
Alfa Class A	98,462	126,589
Alpek	795,032	1,289,367
Bolsa Mexicana de Valores	49,757	101,806
Concentradora Hipotecaria	93,601	81,927
Credito Real	28,325	38,899
Grupo Aeroportuario del Centro Norte	19,792	141,455
Grupo Financiero Banorte	656,842	4,751,698
Grupo Financiero Inbursa Class O	170,518	268,069
Industrias CH Class B †	20,227	83,225
Megacable Holdings	27,568	142,171
Mexichem	829,988	2,841,580

		9,866,786

Netherlands – 6.26%
ASR Nederland	20,674	985,586
Core Laboratories *	43,707	5,062,582
EXOR	22,702	1,524,029
Heineken	46,638	4,373,077
Koninklijke Ahold Delhaize	231,972	5,319,289
Koninklijke Philips	86,107	3,922,501
NN Group	39,425	1,759,110

	Number of shares	Value (US $)

Common Stock (continued)

Netherlands (continued)
QIAGEN †	54,253	$2,053,489
Royal Dutch Shell Class A	183,658	6,306,458
TomTom †	30,413	249,154
Wolters Kluwer	73,771	4,597,790

		36,153,065

Norway – 3.00%
DNB	330,426	6,952,597
Equinor	35,232	993,487
Equinor ADR *	210,941	5,948,536
Norsk Hydro	572,289	3,435,668

		17,330,288

Poland – 0.22%
Asseco Poland	24,238	313,329
Ciech	12,055	154,987
Jastrzebska Spolka Weglowa †	12,737	228,705
LiveChat Software	8,172	53,087
Lubelski Wegiel Bogdanka †	2,240	36,454
Polskie Gornictwo Naftowe i Gazownictwo †	225,101	395,032
Warsaw Stock Exchange	6,598	79,549

		1,261,143

Republic of Korea – 3.09%
AK Holdings	1,597	88,110
BNK Financial Group	74,359	576,504
Daelim Industrial	8,027	597,728
DGB Financial Group	55,979	512,226
Hana Financial Group	4,936	198,241
Hancom	14,757	211,527
Handsome	2,323	78,428
Hansol Paper	3,511	63,937
HDC Hyundai Development Co-Engineering & Construction Series H †	5,731	262,978
Industrial Bank of Korea	61,223	841,696
JASTECH	3,741	26,778
JB Financial Group	37,570	204,234
Kia Motors	21,272	673,110
KoMiCo	1,475	38,629
LG Electronics	18,597	1,190,342
LS Industrial Systems	2,066	138,944
Samsung Electronics	147,436	6,173,903
Sempio Foods	2,914	93,390
SK Hynix	82,451	5,433,552
Tovis	5,407	38,898
WiSoL	22,621	393,586

	Number of shares	Value (US $)

Common Stock (continued)

Republic of Korea (continued)
Zeus	2,727	$39,089

		17,875,830

Russia – 0.07%
Globaltrans Investment GDR	5,945	62,423
Tatneft ADR	4,613	352,895

		415,318

Singapore – 1.21%
DBS Group Holdings	230,200	4,393,342
United Industrial	872,100	1,910,639
United Overseas Bank	33,600	665,585

		6,969,566

South Africa – 0.55%
AECI	33,938	251,345
African Rainbow Minerals	7,628	69,363
Anglo American Platinum	37,910	1,238,534
Distell Group Holdings	20,297	152,846
Emira Property Fund	53,282	56,216
Investec	71,097	501,506
MMI Holdings †	110,586	135,757
Reunert	64,228	345,184
Telkom	109,756	400,954

		3,151,705

Spain – 3.79%
Amadeus IT Group *	153,243	14,237,381
Atlantica Yield	296,218	6,096,166
Cia de Distribucion Integral Logista Holdings	10,441	268,150
Repsol	65,286	1,301,112

		21,902,809

Sweden – 0.84%
Atrium Ljungberg Class B	5,073	92,014
Betsson †	7,275	56,056
G5 Entertainment	49,155	1,686,913
Kinnevik Class B	14,441	437,256
Swedish Match	35,715	1,828,468
Swedish Orphan Biovitrum †	25,272	739,330

		4,840,037

Switzerland – 4.43%
Allreal Holding †	7,743	1,242,636
Berner Kantonalbank	216	48,090
Credit Suisse Group ADR †	250,817	3,747,206
Ferrexpo	1,036,110	2,703,632
Novartis ADR	68,371	5,890,845
Roche Holding	23,678	5,736,137
Sonova Holding	1,611	320,591

	Number of shares	Value (US $)

Common Stock (continued)

Switzerland (continued)
STMicroelectronics	62,872	$1,143,871
Swiss Life Holding †	9,187	3,482,335
Vifor Pharma	4,519	783,481
Zehnder Group	11,237	490,059

		25,588,883

Taiwan – 3.34%
APCB	67,000	60,674
ASE Technology Holding †	1,489,671	3,634,773
Asia Cement	905,000	1,230,063
Chia Chang	155,000	160,924
China Petrochemical Development †	2,128,000	972,246
Elan Microelectronics †	205,000	341,745
E-LIFE MALL	13,000	27,547
Hon Hai Precision Industry	1,386,500	3,596,463
Inventec	301,000	270,114
Lumax International	22,000	50,581
Powertech Technology	72,000	196,430
Radiant Opto-Electronics	518,000	1,170,602
Scientech	40,000	83,975
Simplo Technology	27,000	185,259
Taiwan Business Bank	1,457,040	529,694
Taiwan FamilyMart	17,000	119,150
Taiwan Semiconductor Manufacturing	762,000	6,551,109
Wisdom Marine Lines †	89,000	87,155
WPG Holdings =†	33,120	40,243

		19,308,747

Thailand – 2.31%
Indorama Ventures Class F	659,300	1,202,805
IRPC GDR NVDR	3,935,400	827,481
Krung Thai Bank NVDR	2,935,400	1,833,490
PTT Exploration & Production	224,800	1,077,427
PTT Exploration & Production NVDR	911,700	4,369,620
PTT Global Chemical	100,100	251,488
PTT Global Chemical GDR NVDR	112,200	281,888
PTT NVDR	1,162,039	1,949,308
Siamgas & Petrochemicals	444,700	170,510
Thai Oil NVDR	276,600	756,929
Thanachart Capital GDR NVDR	365,600	607,638

		13,328,584

Turkey – 0.34%
Celebi Hava Servisi	6,269	53,496

(continues	)	69

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)

Common Stock (continued)

Turkey (continued)
Turk Hava Yollari †	599,423	$1,896,072

		1,949,568

United Kingdom – 5.80%
3i Group	17,583	215,701
Barclays	1,713,753	3,837,060
Burberry Group	27,264	716,048
Diageo	167,131	5,923,030
Elektron Technology †	43,955	25,323
Evraz	138,163	1,020,343
HSBC Holdings	488,970	4,268,793
Hudson Class A †	23,482	529,754
Indivior †	377,052	905,004
ITV	1,324,355	2,724,750
London Stock Exchange Group	12,717	760,145
Mondi	22,132	608,028
Nomad Foods †	142,874	2,894,627
RELX	244,300	5,132,547
Rio Tinto ADR *	76,716	3,914,050

		33,475,203

United States – 1.00%
Carnival	85,451	5,449,210
Project Star =p†	1,420	252,427
Project Star Series G =p†	470	83,550

		5,785,187

Total Common Stock (cost $498,409,596)		563,232,685

Preferred Stock – 1.09%Δ

Brazil – 1.07%
Marcopolo 1.08%	128,900	108,519
Petroleo Brasileiro 0.42%	669,700	3,498,946
Randon Implementos E Participacoes 1.35%	71,400	110,851
Telefonica Brasil 10.56%	257,400	2,495,892

		6,214,208

Colombia – 0.02%
Banco Davivienda 2.31%	9,006	103,957

		103,957

Total Preferred Stock (cost $6,480,260)		6,318,165

	Principal amount°	Value (US $)

Short-Term Investments – 1.02%

Repurchase Agreements – 0.95%
Bank of America Merrill Lynch 2.18%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $729,143 (collateralized by US government obligations 1.181%–2.125% 1/15/19–10/31/19; market value $743,591)	729,010	$729,010
Bank of Montreal 2.12%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $2,005,133 (collateralized by US government obligations 0.00%–4.375% 11/15/18–11/15/46; market value $2,044,874)	2,004,779	2,004,779
BNP Paribas 2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $2,752,718 (collateralized by US government obligations 0.00%–4.75% 10/11/18–2/15/48; market value $2,807,255)	2,752,211	2,752,211

		5,486,000

US Treasury Obligation – 0.07%≠
US Treasury Bill 1.696% 10/11/18	394,708	394,484

		394,484

Total Short-Term Investments (cost $5,880,485)		5,880,484

Total Value of Securities Before Securities Lending Collateral – 99.62% (cost $510,770,341)		575,431,334

Securities Lending Collateral** – 4.05%

Certificates of Deposit – 0.39%≠
Australia & New Zealand Banking Group 2.19% 10/1/18	1,053,000	1,053,000
CommonWealth Bank of Australia 2.19% 10/1/18	433,000	433,000

	Principal amount°	Value (US $)

Securities Lending Collateral** (continued)

Certificates of Deposit≠ (continued)
Royal Bank of Canada (Toronto) 2.16% 10/1/18	742,000	$742,000

		2,228,000

Repurchase Agreements – 3.40%
Bank of Montreal 2.22%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $5,449,027 (collateralized by US government obligations 0.00%–3.375% 11/1/18–9/9/49; market value $5,556,979)	5,448,019	5,448,019
Credit Agricole 2.24%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $5,449,036 (collateralized by US government obligations 2.00% 9/9/49; market value $5,556,982)	5,448,019	5,448,019
JP Morgan Securities 2.24%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $3,299,583 (collateralized by US government obligations 1.25% 4/30/19; market value $3,364,955)	3,298,967	3,298,967
Merrill Lynch, Pierce, Fenner & Smith 2.23%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $5,449,031 (collateralized by US government obligations 3.125% 9/9/49; market value $5,556,995)	5,448,019	5,448,019

		19,643,024

Short-Term Floating Rate Notes – 0.26%
Bank of Montreal (Chicago) 2.59% (LIBOR03M + 0.25%) 3/18/19 ●	329,000	329,271
CommonWealth Bank of Australia 2.54% (LIBOR03M + 0.20%) 3/18/19 ●	619,000	619,530

	Principal amount°	Value (US $)

Securities Lending Collateral** (continued)

Short-Term Floating Rate Notes (continued)
Royal Bank of Canada (New York) 2.51% (LIBOR03M + 0.17%) 4/18/19 ●	310,000	$310,183
Wells Fargo Bank 2.34% (LIBOR01M + 0.22%) 10/5/18 ●	273,000	273,008

		1,531,992

Total Securities Lending Collateral (cost $23,402,024)		23,403,016

Total Value of Securities – 103.67% (cost $534,172,365)		$598,834,350∎

*	Fully or partially on loan.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
∎	Includes $24,598,358 of securities loaned.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
p

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Sept. 30, 2018, the aggregate value of restricted securities was $335,977, which represented 0.06% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. See Note 8 in “Notes to financial statements” and the following table for additional details on restricted securities.

†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages

(continues	)	71

Schedules of investments

Optimum International Fund

which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Project Star	5/7/14	$999,482	$252,427
Project Star Series G	10/29/14	396,443	83,550

Total		$1,395,925	$335,977

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

NVDR – Non-Voting Depositary Receipt

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Optimum Large Cap Growth Fund

September 30, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.20%²

Consumer Discretionary – 20.17%
Amazon.com †	71,186	$142,585,558
Aptiv	88,793	7,449,733
Booking Holdings †	11,676	23,165,184
Chipotle Mexican Grill †	21,070	9,576,736
Comcast Class A	421,110	14,911,505
Dollar General	28,600	3,125,980
Dollar Tree †	81,090	6,612,889
Dollarama	139,877	4,406,453
Ferrari (Italy)	40,058	5,484,341
Hilton Worldwide Holdings	22,413	1,810,522
Home Depot	96,190	19,925,759
Las Vegas Sands	85,300	5,060,849
McDonald’s	40,500	6,775,245
MGM Resorts International	131,600	3,672,956
Netflix †	34,800	13,019,724
NIKE Class B	107,964	9,146,710
NVR †	1,210	2,989,668
Tesla †	64,776	17,150,742
Walt Disney	241,405	28,229,901
Wynn Resorts	55,891	7,101,510
Yum China Holdings	360,210	12,646,973

		344,848,938

Consumer Staples – 3.53%
Anheuser-Busch InBev ADR	178,640	15,643,505
Coca-Cola	221,380	10,225,542
Costco Wholesale	50,088	11,764,669
McCormick Class N/V	79,303	10,448,170
PepsiCo	17,189	1,921,730
Philip Morris International	127,454	10,392,599

		60,396,215

Energy – 1.43%
Pioneer Natural Resources	54,930	9,568,257
Schlumberger	244,970	14,923,572

		24,491,829

Financials – 5.42%
American Express	124,840	13,294,212
BlackRock	32,260	15,205,106
Charles Schwab	515,420	25,332,893
Chubb (Switzerland)	63,100	8,432,684
First Republic Bank	14,466	1,388,736
Intercontinental Exchange	93,122	6,973,907
JPMorgan Chase & Co.	57,000	6,431,880
Morgan Stanley	109,900	5,118,043
TD Ameritrade Holding	197,023	10,408,725

	Number of shares	Value (US $)

Common Stock² (continued)

Financials (continued)
WeWork Companies =p†	881	$57,917

		92,644,103

Healthcare – 15.49%
Alexion Pharmaceuticals †	159,879	22,224,780
Anthem	41,100	11,263,455
Becton Dickinson and Co.	69,513	18,142,893
Biogen †	50,170	17,725,563
BioMarin Pharmaceutical †	72,000	6,981,840
Celgene †	231,540	20,720,515
Centene †	52,068	7,538,405
Cigna	49,076	10,220,077
HCA Healthcare	3,677	511,544
Intuitive Surgical †	25,879	14,854,546
Johnson & Johnson	81,230	11,223,549
Regeneron Pharmaceuticals †	24,830	10,032,313
Stryker	88,968	15,807,834
Thermo Fisher Scientific	70,670	17,249,134
UnitedHealth Group	176,297	46,902,054
Vertex Pharmaceuticals †	64,248	12,383,160
WellCare Health Plans †	11,044	3,539,492
Zoetis	191,850	17,565,786

		264,886,940

Industrials – 8.08%
Boeing	78,241	29,097,828
Caterpillar	75,350	11,490,121
Equifax	54,112	7,065,404
Fortive	97,713	8,227,435
Honeywell International	148,930	24,781,952
Northrop Grumman	23,300	7,394,721
Roper Technologies	28,815	8,535,291
TransUnion	106,364	7,826,263
United Parcel Service Class B	111,210	12,983,767
Wabtec	39,132	4,104,164
WW Grainger	46,800	16,726,788

		138,233,734

Information Technology – 40.09%
Activision Blizzard	73,200	6,089,508
Adobe Systems †	95,720	25,839,614
Akamai Technologies †	249,280	18,234,832
Alibaba Group Holding ADR †	177,398	29,228,094
Alphabet Class A †	28,520	34,425,922
Alphabet Class C †	44,196	52,746,600
Apple	140,391	31,691,864
ASML Holding (Netherlands)	28,800	5,414,976
Electronic Arts †	57,626	6,943,357
Facebook Class A †	311,914	51,297,376

(continues	)	73

Schedules of investments

Optimum Large Cap Growth Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Information Technology (continued)
Fidelity National Information Services	60,300	$6,576,921
Fiserv †	82,288	6,778,885
IAC/InterActiveCorp †	10,800	2,340,576
Intuit	55,849	12,700,063
Mastercard Class A	112,377	25,016,244
Microsoft	721,124	82,474,952
NVIDIA	42,200	11,859,044
Oracle	342,920	17,680,955
Palo Alto Networks †	64,880	14,614,869
PayPal Holdings †	291,052	25,566,008
QUALCOMM	228,910	16,488,387
Red Hat †	204,816	27,912,324
salesforce.com †	81,600	12,976,848
ServiceNow †	24,974	4,885,664
Splunk †	125,700	15,198,387
Symantec	460,956	9,809,144
Tencent Holdings (China) (Hong Kong Exchange)	453,400	18,719,000
Texas Instruments	125,910	13,508,884
Visa Class A	406,194	60,965,657
VMware Class A †	113,794	17,758,692
Workday Class A †	47,268	6,900,183
Worldpay Class A †	127,149	12,876,379

		685,520,209

Materials – 1.84%
DowDuPont	77,200	4,964,732
Ecolab	96,690	15,159,058
Praxair	70,250	11,291,283

		31,415,073

Real Estate – 1.41%
Crown Castle International	96,940	10,792,330
Equinix	30,920	13,384,959

		24,177,289

Utilities – 0.74%
American Water Works	33,200	2,920,604
NextEra Energy	18,600	3,117,360
Sempra Energy	58,851	6,694,301

		12,732,265

Total Common Stock (cost $1,240,811,146)		1,679,346,595

Convertible Preferred Stock – 0.59%

Airbnb Private Placement
Series D =p†	23,130	2,715,693
Series E =p†	13,611	1,598,067

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)

Magic Leap =p†	43,435	$1,114,108
Uber Technologies
Series G =p†	34,197	1,584,471
WeWork Companies
Series E =p†	22,244	1,462,321
Xiaoju Kuaizhi (China) =p†	32,416	1,568,464

Total Convertible Preferred Stock (cost $6,497,745)		10,043,124

	Principal Amount°

Convertible Bond – 0.10%

Caesars Entertainment 5.00% maturity date 10/1/24	1,045,509	1,705,316

Total Convertible Bond (cost $1,805,287)		1,705,316

Short-Term Investments – 1.40%

Repurchase Agreements – 1.40%
Bank of America Merrill Lynch 2.18%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $3,176,277 (collateralized by US government obligations 1.181%–2.125% 1/15/19–10/31/19; market value $3,239,215)	3,175,700	3,175,700
Bank of Montreal 2.12%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $8,734,718 (collateralized by US government obligations 0.00%–4.375% 11/15/18–11/15/46; market value $8,907,839)	8,733,175	8,733,175

	Principal Amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $11,991,333 (collateralized by US government obligations 0.00%–4.75% 10/11/18–2/15/48; market value $12,228,907)	11,989,125	$11,989,125

Total Short-Term Investments (cost $23,898,000)		23,898,000

Total Value of Securities – 100.29% (cost $1,273,012,178)		$1,714,993,035

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
p

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Sept. 30, 2018, the aggregate value of restricted securities was $10,101,041, which represented 0.59% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and the following table, for additional details on restricted securities.

†	Non-income producing security.

Restricted securities

Investment	Date of Acquisition	Cost	Value
Airbnb Private Placement Series D	4/16/14	$941,692	$2,715,693
Airbnb Private Placement Series E	7/14/15	1,267,108	1,598,067
Magic Leap	1/20/16	1,000,438	1,114,108
Uber Technologies Series G	12/3/15	1,667,863	1,584,471
WeWork Companies	6/23/15	28,976	57,917
WeWork Companies Series E	6/23/15	731,596	1,462,321
Xiaoju Kuaizhi (China)	10/19/15	889,048	1,568,464

Total		$6,526,721	$10,101,041

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

(continues	)	75

Schedules of investments

Optimum Large Cap Value Fund

September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.89%²

Consumer Discretionary – 6.46%
Aptiv	69,086	$5,796,315
BorgWarner	212,411	9,086,943
Comcast Class A	940,554	33,305,017
Hanesbrands	165,349	3,047,382
Harley-Davidson	24,262	1,099,069
Home Depot	33,724	6,985,927
Interpublic Group of Cos	253,118	5,788,809
Newell Brands	73,940	1,500,982
Omnicom Group	124,053	8,438,085
PVH	67,460	9,741,224
Viacom Class B	300,244	10,136,237
Walt Disney	65,456	7,654,425

		102,580,415

Consumer Staples – 6.98%
Altria Group	96,199	5,801,762
Archer-Daniels-Midland	99,538	5,003,775
Colgate-Palmolive	23,321	1,561,341
Danone (France)	45,654	3,535,539
Diageo (United Kingdom)	252,148	8,935,985
General Mills	182,548	7,834,960
JM Smucker	27,301	2,801,356
Kimberly-Clark	21,080	2,395,531
Nestle (Switzerland)	144,985	12,087,500
PepsiCo	133,763	14,954,703
Philip Morris International	238,167	19,420,137
Procter & Gamble	150,285	12,508,221
Reckitt Benckiser Group (United Kingdom)	45,366	4,148,564
Tyson Foods Class A	166,326	9,901,387

		110,890,761

Energy – 8.27%
Chevron	225,307	27,550,540
ConocoPhillips	188,541	14,593,073
EOG Resources	170,750	21,782,577
Exxon Mobil	221,675	18,846,809
Halliburton	136,313	5,524,766
Marathon Petroleum	155,767	12,456,687
Noble Energy	158,050	4,929,579
Occidental Petroleum	71,015	5,835,303
Phillips 66	71,505	8,060,044
Schlumberger	192,634	11,735,263

		131,314,641

Financials – 26.04%
Allstate	80,379	7,933,407
American Express	178,705	19,030,295
Aon (United Kingdom)	97,238	14,953,260

	Number of shares	Value (US $)

Common Stock² (continued)

Financials (continued)
Bank of America	894,527	$26,352,765
Bank of New York Mellon	171,624	8,751,108
Berkshire Hathaway Class B †	26,501	5,674,129
BlackRock	16,641	7,843,403
Chubb (Switzerland)	210,132	28,082,040
Citigroup	244,022	17,506,138
Discover Financial Services	155,053	11,853,802
E*TRADE Financial †	141,737	7,425,601
Goldman Sachs Group	76,499	17,154,136
Huntington Bancshares	663,184	9,894,705
Intercontinental Exchange	124,889	9,352,937
JPMorgan Chase & Co.	600,467	67,756,696
MetLife	178,895	8,357,974
Moody’s	32,210	5,385,512
Morgan Stanley	155,622	7,247,317
Nasdaq	95,158	8,164,556
PNC Financial Services Group	79,733	10,858,837
Prudential Financial	134,350	13,612,342
State Street	189,952	15,914,179
SunTrust Banks	163,087	10,892,581
T Rowe Price Group	34,858	3,805,796
Travelers	166,277	21,567,790
US Bancorp	318,950	16,843,749
Wells Fargo & Co.	592,462	31,139,803

		413,354,858

Healthcare – 16.09%
Abbott Laboratories	163,156	11,969,124
AbbVie	60,637	5,735,047
Allergan	41,273	7,861,681
Biogen †	26,716	9,439,030
Cigna	39,553	8,236,912
Danaher	158,918	17,268,030
Eli Lilly & Co.	64,381	6,908,725
Express Scripts Holding †	50,195	4,769,027
Gilead Sciences	121,499	9,380,938
Hill-Rom Holdings	53,654	5,064,938
Johnson & Johnson	321,439	44,413,227
Laboratory Corp of America Holdings †	53,931	9,366,736
McKesson	36,595	4,854,327
Medtronic (Ireland)	297,151	29,230,744
Merck & Co.	106,265	7,538,439
Novartis (Switzerland)	20,808	1,789,480
Pfizer	896,464	39,507,168
Roche Holding (Switzerland)	5,917	1,433,428
Thermo Fisher Scientific	86,195	21,038,476

	Number of shares	Value (US $)

Common Stock² (continued)

Healthcare (continued)
UnitedHealth Group	36,279	$9,651,665

		255,457,142

Industrials – 13.22%
3M	42,220	8,896,176
Canadian National Railway (Canada)	52,346	4,700,671
Caterpillar	36,987	5,640,148
Delta Air Lines	186,525	10,786,741
Eaton	94,490	8,195,118
Equifax	34,423	4,494,611
HD Supply Holdings †	37,313	1,596,623
Honeywell International	148,183	24,657,651
Illinois Tool Works	55,168	7,785,308
Ingersoll-Rand	134,700	13,779,810
Johnson Controls International	366,125	12,814,375
Lockheed Martin	15,194	5,256,516
Northrop Grumman	64,144	20,357,381
Owens Corning	105,606	5,731,238
Parker-Hannifin	52,658	9,685,386
Quanta Services †	152,202	5,080,503
Raytheon	64,542	13,338,250
Stanley Black & Decker	69,606	10,193,103
Union Pacific	58,053	9,452,770
United Parcel Service Class B	38,753	4,524,413
United Technologies	70,084	9,798,444
Waste Management	144,483	13,055,484

		209,820,720

Information Technology – 9.12%
Accenture Class A (Ireland)	139,106	23,675,841
Amdocs	28,117	1,855,160
Analog Devices	33,355	3,084,003
Broadcom	40,172	9,911,638
Cisco Systems	401,170	19,516,921
Cognizant Technology Solutions Class A	40,296	3,108,836
DXC Technology	47,430	4,435,654
eBay †	208,039	6,869,448
Fidelity National Information Services	82,525	9,001,002
Fiserv †	98,582	8,121,185
Microsoft	138,694	15,862,433
ON Semiconductor †	389,612	7,180,549
Oracle	252,281	13,007,608
QUALCOMM	88,323	6,361,906
Texas Instruments	118,883	12,754,957

		144,747,141

	Number of shares	Value (US $)

Common Stock² (continued)

Materials – 2.65%
Air Products & Chemicals	59,852	$9,998,277
Crown Holdings †	59,929	2,876,592
DowDuPont	44,375	2,853,756
Nucor	77,385	4,910,078
PPG Industries	128,581	14,032,045
Sherwin-Williams	16,412	7,470,906

		42,141,654

Real Estate – 2.25%
Alexandria Real Estate Equities	60,746	7,641,239
Equity LifeStyle Properties	87,868	8,474,869
Highwoods Properties	99,899	4,721,227
Prologis	178,257	12,084,042
Public Storage	13,580	2,738,135

		35,659,512

Telecommunication Services – 3.05%
AT&T	594,679	19,969,321
Verizon Communications	532,813	28,446,886

		48,416,207

Utilities – 3.76%
American Electric Power	120,304	8,527,147
DTE Energy	64,523	7,041,395
Duke Energy	154,598	12,370,932
Public Service Enterprise Group	153,755	8,116,726
Southern	154,867	6,752,201
Xcel Energy	358,717	16,935,030

		59,743,431

Total Common Stock (cost $1,242,688,771)		1,554,126,482

	Principal amount°

Short-Term Investments – 1.88%

Repurchase Agreements – 1.22%
Bank of America Merrill Lynch 2.18%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $2,575,259 (collateralized by US government obligations 1.181%–2.125% 1/15/19–10/31/19; market value $2,626,288)	2,574,791	2,574,791

(continues	)	77

Schedules of investments

Optimum Large Cap Value Fund

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 2.12%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $7,081,927 (collateralized by US government obligations 0.00%–4.375% 11/15/18–11/15/46; market value $7,222,290)	7,080,676	$7,080,676
BNP Paribas 2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $9,722,323 (collateralized by US government obligations 0.00%–4.75% 10/11/18–2/15/48; market value $9,914,943)	9,720,533	9,720,533

		19,376,000

US Treasury Obligation – 0.66%≠
US Treasury Bill 1.696% 10/11/18	10,457,432	10,451,503

		10,451,503

Total Short-Term Investments (cost $29,827,521)		29,827,503

Total Value of Securities – 99.77% (cost $1,272,516,292)		$1,583,953,985

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund

September 30, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.40%²

Consumer Discretionary – 13.81%
Advance Auto Parts	17,729	$2,984,323
At Home Group †	62,907	1,983,458
BJ’s Restaurants	34,619	2,499,492
Burlington Stores †	19,348	3,152,176
Chegg †	190,933	5,428,225
Dave & Buster’s Entertainment	37,275	2,468,352
Eldorado Resorts †	74,532	3,622,255
Extended Stay America	163,814	3,313,957
Fox Factory Holding †	33,806	2,368,110
G-III Apparel Group †	173,052	8,339,376
Golden Entertainment †	38,575	926,186
Houghton Mifflin Harcourt †	135,360	947,520
International Game Technology	130,230	2,572,043
iRobot †	18,900	2,077,488
Lions Gate Entertainment Class A	27,209	663,628
Lions Gate Entertainment Class B	54,729	1,275,186
Lululemon Athletica (Canada) †	33,645	5,466,976
Madison Square Garden Class A †	8,815	2,779,546
Malibu Boats Class A †	34,118	1,866,937
Media General CVR =†	49,291	0
Monro	27,238	1,895,765
Party City Holdco †	117,062	1,586,190
Penn National Gaming †	37,848	1,245,956
Strategic Education	12,873	1,763,987
Tiffany	10,169	1,311,496
Ulta Beauty †	25,433	7,175,158
Urban Outfitters †	49,929	2,042,096
Vail Resorts	14,278	3,918,169
World Wrestling Entertainment Class A	22,497	2,176,135

		77,850,186

Consumer Staples – 1.51%
Central Garden & Pet Class A †	77,739	2,576,270
Inter Parfums	49,003	3,158,243
Performance Food Group †	83,290	2,773,557

		8,508,070

Energy – 2.58%
Berry Petroleum	60,190	1,060,548
Callon Petroleum †	260,711	3,125,925
Diamondback Energy	65,544	8,860,893

	Number of shares	Value (US $)

Common Stock² (continued)

Energy (continued)
GasLog (Monaco)	74,817	$1,477,636

		14,525,002

Financials – 7.11%
Argo Group International Holdings (Bermuda)	48,974	3,087,811
Curo Group Holdings †	53,401	1,614,312
Essent Group †	65,656	2,905,278
Evercore Class A	32,238	3,241,531
Focus Financial Partners Class A †	16,929	803,450
Green Dot Class A †	69,627	6,184,270
MSCI Class A	9,688	1,718,748
ServisFirst Bancshares	44,205	1,730,626
Stifel Financial	44,474	2,279,737
SVB Financial Group †	18,240	5,669,539
Triumph Bancorp †	38,166	1,457,941
Trupanion †	43,101	1,539,999
Virtu Financial Class A	57,214	1,170,026
Virtus Investment Partners	14,452	1,643,915
Wintrust Financial	28,245	2,399,130
Zions Bancorp	52,314	2,623,547

		40,069,860

Healthcare – 25.60%
ABIOMED †	11,880	5,343,030
ACADIA Pharmaceuticals †	64,925	1,347,843
Aerie Pharmaceuticals †	75,574	4,651,580
Alnylam Pharmaceuticals †	16,415	1,436,641
AMN Healthcare Services †	42,058	2,300,573
Array BioPharma †	342,837	5,211,122
athenahealth †	11,325	1,513,020
AtriCure †	65,105	2,280,628
AxoGen †	27,794	1,024,209
Bio-Rad Laboratories Class A	15,974	4,999,702
CareDx †	50,591	1,459,550
Cerus †	143,663	1,035,810
Cutera †	31,389	1,021,712
DexCom †	81,188	11,613,132
Emergent BioSolutions †	26,558	1,748,313
Evolent Health Class A †	264,303	7,506,205
Exact Sciences †	26,697	2,106,927
Flexion Therapeutics †	66,703	1,248,013
Galapagos ADR †	7,566	850,645
Glaukos †	18,720	1,214,928
Haemonetics †	43,144	4,943,440
HealthEquity †	56,268	5,312,262
ICON (Ireland) †	21,851	3,359,591
Inogen †	11,375	2,776,865

(continues	)	79

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Healthcare (continued)
Insulet †	48,039	$5,089,732
Intercept Pharmaceuticals †	8,561	1,081,768
Intra-Cellular Therapies †	52,516	1,139,597
Intrexon †	53,684	924,438
Ionis Pharmaceuticals †	23,366	1,205,218
Madrigal Pharmaceuticals †	4,200	899,346
Medidata Solutions †	24,834	1,820,581
Merit Medical Systems †	34,899	2,144,544
Molina Healthcare †	10,899	1,620,681
Natera †	46,049	1,102,413
Neurocrine Biosciences †	40,660	4,999,147
Novocure †	39,386	2,063,826
Nuvectra †	51,590	1,133,948
OraSure Technologies †	91,112	1,407,680
Pacira Pharmaceuticals †	19,074	937,487
PetIQ †	48,717	1,915,065
Sage Therapeutics †	12,797	1,807,576
Sangamo Therapeutics †	52,452	889,061
Sarepta Therapeutics †	15,947	2,575,600
Syneos Health †	56,645	2,920,050
Tabula Rasa HealthCare †	20,807	1,689,320
Tactile Systems Technology †	46,339	3,292,386
Teladoc Health †	88,700	7,659,245
Viking Therapeutics †	46,700	813,514
Vocera Communications †	35,856	1,311,612
WellCare Health Plans †	29,519	9,460,544
Wright Medical Group (Netherlands) †	211,025	6,123,946

		144,334,066

Industrials – 14.19%
AGCO	31,441	1,911,298
AMETEK	30,219	2,390,927
AO Smith	44,917	2,397,220
ASGN †	45,514	3,592,420
Beacon Roofing Supply	47,494	1,718,808
Chart Industries †	19,400	1,519,602
CIRCOR International	34,904	1,657,940
Copart †	58,462	3,012,547
CoStar Group †	13,836	5,822,742
Dycom Industries †	15,212	1,286,935
Equifax	42,957	5,608,895
Gardner Denver Holdings †	84,670	2,399,548
Gates Industrial †	102,925	2,007,038
Genesee & Wyoming Class A †	32,074	2,918,413
GrafTech International	258,856	5,050,281
Granite Construction	51,867	2,370,322

	Number of shares	Value (US $)

Common Stock² (continued)

Industrials (continued)
Hub Group Class A †	31,502	$1,436,491
ICF International	13,459	1,015,482
JELD-WEN Holding †	50,204	1,238,031
KAR Auction Services	38,181	2,279,024
Knight-Swift Transportation Holdings	46,004	1,586,218
Korn/Ferry International	22,274	1,096,772
Kratos Defense & Security Solutions †	157,421	2,326,682
Masonite International †	21,959	1,407,572
NCI Building Systems †	58,644	888,457
PGT Innovations †	80,626	1,741,522
Robert Half International	38,153	2,685,208
Schneider National Class B	88,028	2,198,939
SPX †	73,622	2,452,349
TransUnion	61,246	4,506,481
Wabash National	86,940	1,584,916
Wabtec	56,381	5,913,239

		80,022,319

Information Technology – 30.06%
2U †	32,112	2,414,501
Acxiom †	78,466	3,877,005
Advanced Micro Devices †	115,171	3,557,632
Axcelis Technologies	74,785	1,469,525
Benefitfocus †	42,343	1,712,774
Box Class A †	112,472	2,689,206
Cadence Design Systems †	77,249	3,500,925
Ciena †	89,014	2,780,797
Cloudera †	92,884	1,639,403
Cornerstone OnDemand †	45,722	2,594,724
Cree †	73,645	2,788,936
CyberArk Software (Israel) †	27,942	2,230,889
Cypress Semiconductor	193,040	2,797,150
Etsy †	32,915	1,691,173
Five9 †	152,890	6,679,764
FLIR Systems	99,128	6,093,398
FormFactor †	108,727	1,494,996
GoDaddy Class A †	27,677	2,307,985
GrubHub †	44,501	6,168,729
Hortonworks †	65,210	1,487,440
IAC/InterActiveCorp †	37,985	8,232,109
Keysight Technologies †	35,056	2,323,512
Lumentum Holdings †	48,749	2,922,503
Mimecast †	150,985	6,323,252
MongoDB †	37,270	3,039,369
Nanometrics †	30,430	1,141,734
New Relic †	19,764	1,862,362

	Number of shares	Value (US $)

Common Stock² (continued)

Information Technology (continued)
Nuance Communications †	115,660	$2,003,231
Nutanix Class A †	59,598	2,546,027
Okta †	14,208	999,675
PTC †	71,999	7,645,574
Pure Storage Class A †	138,002	3,581,152
Q2 Holdings †	40,358	2,443,677
RealPage †	59,449	3,917,689
RingCentral Class A †	63,385	5,897,974
Semtech †	91,164	5,068,718
Silicon Motion Technology ADR	31,890	1,712,493
SS&C Technologies Holdings	77,506	4,404,666
Talend ADR †	25,327	1,766,305
Tech Data †	23,267	1,665,219
Teradyne	155,438	5,748,097
Ultimate Software Group †	23,707	7,638,158
WEX †	21,705	4,357,496
Zebra Technologies Class A †	50,619	8,950,958
Zendesk †	172,811	12,269,581
Zuora Class A †	45,932	1,061,489

		169,499,972

Materials – 2.18%
Boise Cascade	56,751	2,088,437
Carpenter Technology	39,936	2,354,227
Orion Engineered Carbons (Luxembourg)	67,108	2,154,167
Platform Specialty Products †	168,574	2,102,118
Steel Dynamics	45,639	2,062,426
US Concrete †	33,321	1,527,768

		12,289,143

Real Estate – 0.36%
QTS Realty Trust Class A	47,670	2,034,079

		2,034,079

Total Common Stock (cost $404,000,638)		549,132,697

Convertible Preferred Stock – 1.17%

DocuSign
Series B =p†	1,166	55,167
Series B-1 =p†	349	16,512
Series C =p†	4,474	211,678
Series D =p†	838	39,648
Series E =p†	21,664	1,024,989
Draftkings
Series D =†	83,549	137,020

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)

Draftkings
Series D-1 =†	100,507	$164,831
Honest=p†	15,249	258,318
MarkLogic=p†	83,588	657,002
Nutanix†	40,185	1,716,703
Veracode Series 8=p†	30,584	137,934
Zuora=p†	104,922	2,182,273

Total Convertible Preferred Stock (cost $4,098,717)		6,602,075

	Principal amount°

Short-Term Investments – 2.02%

Repurchase Agreements – 1.20%
Bank of America Merrill Lynch 2.18%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $903,387 (collateralized by US government obligations 1.181%–2.125% 1/15/19–10/31/19; market value $921,288)	903,224	903,224
Bank of Montreal 2.12%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $2,484,303 (collateralized by US government obligations 0.00%–4.375% 11/15/18–11/15/46; market value $2,533,542)	2,483,864	2,483,864
BNP Paribas 2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $3,410,540 (collateralized by US government obligations 0.00%–4.75% 10/11/18–2/15/48; market value $3,478,110)	3,409,912	3,409,912

		6,797,000

US Treasury Obligation – 0.82%≠
US Treasury Bill 1.696% 10/11/18	4,617,474	4,614,856

		4,614,856

Total Short-Term Investments (cost $11,411,864)		11,411,856

(continues	)	81

Schedules of investments

Optimum Small-Mid Cap Growth Fund

Total Value of Securities – 100.59% (cost $419,511,219)	$567,146,628

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
p

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Sept. 30, 2018, the aggregate value of restricted securities was $4,583,520, which represented 0.81% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. See Note 8 in “Notes to financial statements” and the following table for additional details on restricted securities.

†	Non-income producing security.

Restricted Securities
Investments	Date of Acquisition	Cost	Value
DocuSign Series B	2/28/14	$15,312	$55,167
DocuSign Series B-1	2/28/14	4,583	16,512
DocuSign Series C	4/30/15	85,423	211,678
DocuSign Series D	2/28/14	11,005	39,648
DocuSign Series E	2/28/14	284,500	1,024,989
Honest	8/3/15	697,718	258,318
MarkLogic	4/27/15	970,808	657,002
Veracode Series 8	6/14/17	—	137,934
Zuora	1/15/15	797,260	2,182,272

Total		$2,866,609	$4,583,520

Summary of abbreviations:

ADR – American Depositary Receipt

CVR – Contingent Voting Rights

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund

September 30, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.04%

Consumer Discretionary – 11.88%
AMC Networks Class A †	30,800	$2,043,272
American Axle & Manufacturing Holdings †	43,000	749,920
American Eagle Outfitters	62,200	1,544,426
Bed Bath & Beyond	38,700	580,500
Bloomin’ Brands	79,100	1,565,389
BorgWarner	41,200	1,762,536
Brinker International	33,200	1,551,436
Burlington Stores †	16,450	2,680,034
Cable One	6,902	6,098,676
Carriage Services	30,300	652,965
Carter’s	25,340	2,498,524
Children’s Place	7,100	907,380
Columbia Sportswear	31,900	2,968,933
Cooper-Standard Holdings †	17,300	2,075,654
Dick’s Sporting Goods	47,100	1,671,108
Foot Locker	39,100	1,993,318
Goodyear Tire & Rubber	70,000	1,637,300
Harley-Davidson	28,800	1,304,640
Haverty Furniture	43,900	970,190
Installed Building Products †	49,725	1,939,275
Kohl’s	36,100	2,691,255
Lear	11,700	1,696,500
Lithia Motors Class A	29,799	2,433,386
Marcus	21,100	887,255
MDC Holdings	56,700	1,677,186
Michael Kors Holdings (United Kingdom) †	15,000	1,028,400
Murphy USA †	16,500	1,410,090
Nautilus †	61,000	850,950
Nordstrom	28,400	1,698,604
Office Depot	174,900	561,429
Oxford Industries	27,855	2,512,521
Penske Automotive Group	19,700	933,583
PulteGroup	53,000	1,312,810
Shoe Carnival	31,500	1,212,750
Signet Jewelers	7,000	461,510
Sonic Automotive Class A	76,300	1,476,405
Tenneco Class A	26,400	1,112,496
Toll Brothers	49,500	1,634,985
Unifi †	8,900	252,137
Whirlpool	10,600	1,258,750
Wyndham Destinations	12,500	542,000
Wyndham Hotels & Resorts	12,500	694,625

		65,535,103

Consumer Staples – 3.30% Dean Foods	87,300	619,830

	Number of shares	Value (US $)

Common Stock (continued)

Consumer Staples (continued)
Energizer Holdings	41,654	$2,443,007
Ingles Markets Class A	35,400	1,212,450
Ingredion	14,500	1,521,920
J&J Snack Foods	27,454	4,142,534
Nomad Foods (United Kingdom) †	200,480	4,061,725
Pilgrim’s Pride †	59,400	1,074,546
SUPERVALU †	14,100	454,302
Universal	25,300	1,644,500
Weis Markets	23,400	1,015,560

		18,190,374

Energy – 6.38%
Carrizo Oil & Gas †	64,400	1,622,880
Centennial Resource Development Class A †	277,973	6,073,710
Diamondback Energy	21,387	2,891,308
Gulfport Energy †	150,700	1,568,787
Laredo Petroleum †	107,200	875,824
McDermott International †	70,728	1,303,517
Newfield Exploration †	62,600	1,804,758
Par Pacific Holdings †	64,542	1,316,657
PBF Energy Class A	50,100	2,500,491
Penn Virginia †	48,510	3,906,995
Southwestern Energy †	230,000	1,175,300
SRC Energy †	128,400	1,141,476
US Silica Holdings	39,900	751,317
W&T Offshore †	179,300	1,728,452
WPX Energy †	324,490	6,528,739

		35,190,211

Financials – 22.33%
Ally Financial	69,800	1,846,210
American Financial Group	11,800	1,309,446
Annaly Capital Management	139,300	1,425,039
Apollo Commercial Real Estate Finance	77,600	1,464,312
Ares Capital	56,000	962,640
Arthur J Gallagher & Co.	73,360	5,460,918
Assurant	14,900	1,608,455
Assured Guaranty (Bermuda)	34,400	1,452,712
Axis Capital Holdings	25,900	1,494,689
Banco Latinoamericano de Comercio Exterior (Panama)	32,105	671,637
BankUnited	34,200	1,210,680
Berkshire Hills Bancorp	44,099	1,794,829
Blackstone Mortgage Trust Class A	41,500	1,390,665

(continues	)	83

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of shares	Value (US $)

Common Stock (continued)

Financials (continued)
Cathay General Bancorp	33,600	$1,392,384
Central Pacific Financial	34,200	903,906
Chemical Financial	115,301	6,157,073
CIT Group	61,800	3,189,498
CNA Financial	60,200	2,748,130
CNO Financial Group	127,400	2,703,428
Customers Bancorp †	37,700	887,081
Everest Re Group (Bermuda)	33,410	7,633,183
First American Financial	30,200	1,558,018
First Busey	45,200	1,403,460
First Hawaiian	92,820	2,520,991
Hancock Whitney	31,300	1,488,315
Hanmi Financial	56,800	1,414,320
HCI Group	17,300	756,875
Heritage Insurance Holdings	32,300	478,686
Home BancShares	224,455	4,915,565
Hope Bancorp	122,400	1,979,208
Houlihan Lokey	54,935	2,468,230
Ladder Capital	68,300	1,157,002
Lazard Class A	39,600	1,905,948
Legg Mason	40,000	1,249,200
Mercury General	100,205	5,026,283
MGIC Investment †	107,200	1,426,832
New Mountain Finance	71,900	970,650
Oaktree Specialty Lending	4,294	21,298
OFG Bancorp	60,700	980,305
Old National Bancorp	86,500	1,669,450
Piper Jaffray	8,900	679,515
Prospect Capital	160,841	1,178,965
Radian Group	69,500	1,436,565
Reinsurance Group of America	21,200	3,064,672
Santander Consumer USA Holdings	88,500	1,773,540
Starwood Property Trust	81,600	1,756,032
TCF Financial	163,600	3,895,316
Universal Insurance Holdings	41,300	2,005,115
Unum Group	75,700	2,957,599
Washington Federal	43,100	1,379,200
Western Alliance Bancorp †	116,125	6,606,351
Wintrust Financial	73,550	6,247,337
Zions Bancorp	180,993	9,076,799

		123,154,557

Healthcare – 5.56%
Cooper	15,260	4,229,309
Integer Holdings †	17,700	1,468,215
Lannett †	44,200	209,950

	Number of shares	Value (US $)

Common Stock (continued)

Healthcare (continued)
Lantheus Holdings †	37,300	$557,635
LifePoint Health †	11,700	753,480
Mallinckrodt †	41,000	1,201,710
Owens & Minor	54,900	906,948
PerkinElmer	61,125	5,945,629
Premier Class A †	68,700	3,145,086
Quest Diagnostics	11,600	1,251,756
STERIS (United Kingdom)	34,360	3,930,784
Teleflex	22,425	5,967,068
United Therapeutics †	8,600	1,099,768

		30,667,338

Industrials – 13.96%
ACCO Brands	146,000	1,649,800
Acuity Brands	13,900	2,185,080
Aircastle	55,700	1,220,387
Alaska Air Group	55,900	3,849,274
Albany International Class A	43,087	3,425,417
Allison Transmission Holdings	55,500	2,886,555
Atlas Air Worldwide Holdings †	24,100	1,536,375
Briggs & Stratton	39,700	763,431
Curtiss-Wright	19,915	2,736,719
Deluxe	29,800	1,696,812
Ennis	45,800	936,610
GATX	11,900	1,030,421
Hawaiian Holdings	45,300	1,816,530
Herman Miller	46,400	1,781,760
Hubbell	44,570	5,953,215
Huntington Ingalls Industries	28,545	7,309,804
Interface	86,845	2,027,831
ITT	24,730	1,514,960
JetBlue Airways †	109,300	2,116,048
Middleby †	22,010	2,846,993
NCI Building Systems †	19,400	293,910
nVent Electric	139,080	3,777,413
Oshkosh	24,800	1,766,752
Owens Corning	22,400	1,215,648
Pentair (United Kingdom)	60,140	2,607,069
Pitney Bowes	45,300	320,724
Regal Beloit	21,400	1,764,430
Ryder System	31,700	2,316,319
Spirit AeroSystems Holdings Class A	51,200	4,693,504
Terex	21,300	850,083
Timken	37,000	1,844,450
Trinity Industries	1,800	65,952
Triton International	35,300	1,174,431

	Number of shares	Value (US $)

Common Stock (continued)

Industrials (continued)
Wabash National	130,500	$2,379,015
Woodward	32,556	2,632,478

		76,986,200

Information Technology – 10.38%
Advanced Energy Industries †	25,700	1,327,405
Amdocs	40,600	2,678,788
Arrow Electronics †	18,700	1,378,564
Avnet	44,000	1,969,880
Booz Allen Hamilton Holding	67,834	3,366,601
Ciena †	47,800	1,493,272
Cirrus Logic †	27,400	1,057,640
Coherent †	20,220	3,481,682
Convergys	31,400	745,436
CSG Systems International	18,200	730,548
Diodes †	11,700	389,493
Flex †	134,700	1,767,264
FLIR Systems	44,117	2,711,872
Genpact	87,025	2,663,835
Jabil	74,000	2,003,920
Juniper Networks	98,000	2,937,060
Littelfuse	14,620	2,893,152
Methode Electronics	99,400	3,598,280
MKS Instruments	56,225	4,506,434
NCR †	67,500	1,917,675
ON Semiconductor †	139,500	2,570,985
OSI Systems †	57,476	4,385,994
Sanmina †	59,300	1,636,680
Tech Data †	23,100	1,653,267
Teradyne	28,900	1,068,722
TTM Technologies †	84,100	1,338,031
Western Union	51,400	979,684

		57,252,164

Materials – 8.30%
Albemarle	51,682	5,156,830
Cabot	26,400	1,655,808
Celanese Class A	19,000	2,166,000
Clearwater Paper †	25,400	754,380
Domtar	45,500	2,373,735
Eagle Materials	53,209	4,535,535
Eastman Chemical	15,700	1,502,804
Huntsman	70,700	1,925,161
Kronos Worldwide	88,300	1,434,875
Owens-Illinois †	45,000	845,550
Packaging Corp. of America	14,200	1,557,598
PolyOne	88,214	3,856,716
Rayonier Advanced Materials	65,400	1,205,322

	Number of shares	Value (US $)

Common Stock (continued)

Materials (continued)
Reliance Steel & Aluminum	21,500	$1,833,735
RPM International	82,230	5,340,016
Schweitzer-Mauduit International	32,700	1,252,737
Stepan	26,600	2,314,466
Summit Materials Class A †	186,421	3,389,134
Trinseo	31,700	2,482,110
US Steel	6,350	193,548

		45,776,060

Real Estate – 11.70%
American Homes 4 Rent Class A	231,185	5,060,640
Americold Realty Trust	107,176	2,681,543
Apple Hospitality REIT	40,800	713,592
Brandywine Realty Trust	274,700	4,318,284
Brixmor Property Group	121,300	2,123,963
CBL & Associates Properties	63,700	254,163
City Office REIT (Canada)	83,500	1,053,770
CoreCivic	48,500	1,180,005
DDR	50,650	678,203
Franklin Street Properties	93,612	747,960
Government Properties Income Trust	90,400	1,020,616
Hospitality Properties Trust	104,300	3,008,012
Hudson Pacific Properties	153,805	5,032,500
Kite Realty Group Trust	75,900	1,263,735
Lexington Realty Trust	201,200	1,669,960
Mack-Cali Realty	89,700	1,907,022
Medical Properties Trust	157,100	2,342,361
Omega Healthcare Investors	39,200	1,284,584
One Liberty Properties	51,900	1,441,782
Physicians Realty Trust	314,700	5,305,842
Piedmont Office Realty Trust Class A	78,300	1,482,219
Preferred Apartment Communities Class A	72,100	1,267,518
Ramco-Gershenson Properties Trust	43,800	595,680
Retail Properties of America Class A	212,720	2,593,057
Retail Value †	5,065	165,575
Select Income REIT	88,800	1,948,272
Senior Housing Properties Trust	123,300	2,165,148
Spirit MTA REIT	11,910	137,203
Spirit Realty Capital	186,800	1,505,608
STAG Industrial	211,630	5,819,825
Summit Hotel Properties	63,000	852,390

(continues	)	85

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of shares	Value (US $)

Common Stock (continued)

Real Estate (continued)
VEREIT	205,200	$1,489,752
Xenia Hotels & Resorts	60,500	1,433,850

		64,544,634

Telecommunication Services – 1.01%
magicJack VocalTec (Israel) †	87,700	727,910
Zayo Group Holdings †	139,275	4,835,628

		5,563,538

Utilities – 3.24%
AES	97,300	1,362,200
Alliant Energy	154,842	6,591,624
CenterPoint Energy	49,000	1,354,850
IDACORP	68,855	6,832,482
OGE Energy	46,700	1,696,144

		17,837,300

Total Common Stock (cost $465,981,137)		540,697,479

	Principal amount°

Short-Term Investments – 1.60%

Repurchase Agreements – 1.16%
Bank of America Merrill Lynch 2.18%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $853,679 (collateralized by US government obligations 1.181%–2.125% 1/15/19–10/31/19; market value $870,595)	853,524	853,524
Bank of Montreal 2.12%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $2,347,606 (collateralized by US government obligations 0.00%–4.375% 11/15/18–11/15/46; market value $2,394,135)	2,347,192	2,347,192

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $3,222,878 (collateralized by US government obligations 0.00%–4.75% 10/11/18–2/15/48; market value $3,286,730)	3,222,284	$3,222,284

		6,423,000

US Treasury Obligation – 0.44%≠
US Treasury Bill 1.696% 10/11/18	2,419,155	2,417,783

		2,417,783

Total Short-Term Investments (cost $8,840,788)		8,840,783

Total Value of Securities – 99.64% (cost $474,821,925)		$549,538,262

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Optimum Fund Trust

September 30, 2018 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value[1,2]	$2,796,087,255	$575,431,334	$1,714,993,035	$1,583,953,985	$567,146,628	$549,538,262
Short-term investments held as collateral for loaned securities, at value[3]	—	23,403,016	—	—	—	—
Foreign currencies, at value[4]	2,303,069	879,848	—	18,440	—	—
Cash collateral due from brokers	1,949,353	—	—	—	—	—
Cash	—	3,621	301,635	1,193,813	72,595	167,150
Prepaid expenses	—	—	—	—	8,321	—
Receivable for securities sold	238,023,125	—	2,058,573	115,156	938,346	2,862,575
Dividends and interest receivable	15,397,296	1,062,196	593,530	1,993,740	118,631	629,876
Receivable for fund shares sold	3,240,325	734,724	2,051,375	2,223,686	653,168	818,092
Unrealized appreciation of interest rate swap contracts	7,131,570	—	—	—	—	—
Variation margin due from broker on futures contracts	535,042	—	—	—	—	—
Upfront payments paid on interest rate swap contracts	4,262,807	—	—	—	—	—
Unrealized appreciation of foreign currency exchange contracts	2,776,668	—	—	—	—	—
Unrealized appreciation of credit default swap contracts	1,211,451	—	—	—	—	—
Swap payments receivable	525,459	—	—	—	—	—
Upfront payments paid on credit default swap contracts	35,172	—	—	—	—	—
Variation margin due from brokers on centrally cleared credit default swap contracts	11,111	—	—	—	—	—
Variation margin due from brokers on centrally cleared interest rate swap contracts	8,841	—	—	—	—	—
Securities lending income receivable	—	25,169	—	—	—	—
Foreign tax reclaims receivable	—	1,196,113	14,185	485,206	—	—
Other assets[6]	415,736	—	—	—	—	—

Total assets	3,073,914,280	602,736,021	1,720,012,333	1,589,984,026	568,937,689	554,015,955

(continues	)	87

Statements of assets and liabilities

Optimum Fund Trust

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Options written, at value[5]	$32,040	$—	$—	$—	$—	$—
Cash due to custodian	3,800,656	—	—	—	—	—
Payable for securities purchased	748,150,295	689,470	7,152,988	115,567	4,086,145	1,626,286
Cash collateral due to brokers	1,426,438	3,777	—	—	—	—
Payable for fund shares redeemed	1,375,935	381,851	1,234,926	921,922	475,461	302,261
Swap payments payable	1,058,832	—	—	—	—	—
Dividend disbursing and transfer agent fees payable	341,330	84,348	251,658	235,007	83,644	82,265
Interest payable for reverse repurchase agreements	304	—	—	—	—	—
Obligation to return securities lending collateral	—	23,381,264	—	—	—	—
Investment management fees payable to affiliates	970,300	349,434	966,276	843,182	422,845	386,327
Other accrued expenses	341,623	131,807	182,402	138,120	—	63,603
Administration expenses payable to affiliates	99,554	24,602	73,400	68,544	24,396	23,994
Distribution fees payable to affiliates	84,827	21,502	83,108	68,516	14,482	10,064
Trustees’ fees and expenses payable to affiliates	63,130	15,832	46,843	43,414	15,434	15,069
Accounting fees payable to affiliates	12,968	3,452	9,648	9,031	3,426	3,375
Upfront payments received on credit default swap contracts	2,058,380	—	—	—	—	—
Upfront payments received on interest rate swap contracts	1,166,965	—	—	—	—	—
Unrealized depreciation of interest rate swap contracts	603,356	—	—	—	—	—
Unrealized depreciation of foreign currency exchange contracts	550,374	—	—	—	—	—
Unrealized depreciation of credit default swap contracts	57,443	—	—	—	—	—
Contingent liabilities[6]	1,385,788	—	—	—	—	—
Other liabilities	—	36,314	—	—	—	—

Total liabilities	763,580,538	25,123,653	10,001,249	2,443,303	5,125,833	2,513,244

Total Net Assets	$2,310,333,742	$577,612,368	$1,710,011,084	$1,587,540,723	$563,811,856	$551,502,711

Net Assets Consist of:
Paid-in capital	$2,354,381,330	$472,205,906	$1,089,066,961	$1,230,795,488	$323,850,999	$443,526,100
Undistributed (accumulated) net investment income (loss)	38,411,145	7,982,709	(983,607)	14,417,377	(2,550,550)	3,808,923
Accumulated net realized gain (loss)	(65,541,135)	32,774,680	179,946,873	30,891,758	94,875,998	29,451,351
Net unrealized appreciation (depreciation) of investments	(25,529,197)	64,661,985	441,980,857	311,437,693	147,635,409	74,716,337
Net unrealized depreciation of foreign currencies	(31,080)	(12,912)	—	(1,593)	—	—
Net unrealized appreciation of foreign currency exchange contracts	2,226,294	—	—	—	—	—
Net unrealized depreciation of futures contracts	(449,162)	—	—	—	—	—
Net unrealized depreciation of options purchased	(581,030)	—	—	—	—	—
Net unrealized depreciation of options written	531,762	—	—	—	—	—
Net unrealized appreciation of swap contracts	6,914,815	—	—	—	—	—

Total Net Assets	$2,310,333,742	$577,612,368	$1,710,011,084	$1,587,540,723	$563,811,856	$551,502,711

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value
Class A:
Net assets	$27,555,776	$7,956,219	$32,179,913	$25,434,392	$ 5,646,541	$ 3,724,889
Shares of beneficial interest outstanding, unlimited authorization, no par	2,965,254	561,080	1,668,578	1,525,055	308,447	260,849
Net asset value per share	$9.29	$14.18	$19.29	$16.68	$ 18.31	$ 14.28
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.73	$15.05	$20.47	$17.70	$ 19.43	$ 15.15

Class C:
Net assets	$95,414,938	$24,216,710	$92,142,543	$75,933,853	$ 15,964,051	$ 11,058,593
Shares of beneficial interest outstanding, unlimited authorization, no par	10,317,984	1,758,253	5,648,526	4,628,045	1,019,724	884,068
Net asset value per share	$9.25	$13.77	$16.31	$16.41	$15.66	$12.51

Institutional Class:
Net assets	$2,187,363,028	$545,439,439	$1,585,688,628	$1,486,172,478	$542,201,264	$536,719,229
Shares of beneficial interest outstanding, unlimited authorization, no par	235,235,619	38,148,129	76,610,367	88,772,894	27,594,886	35,473,890
Net asset value per share	$9.30	$14.30	$20.70	$16.74	$ 19.65	$ 15.13

[1]Investments, at cost	$2,822,197,480	$510,770,341	$1,273,012,178	$1,272,516,292	$ 419,511,219	$ 474,821,925
[2]Including securities on loan	—	23,403,016	—	—	—	—
[3]Short-term investments held as collateral for loaned securities, at cost	—	23,402,024	—	—	—	—
[4]Foreign currencies, at cost	2,333,403	874,121	—	18,256	—	—
[5]See Note 10 in “Notes to financial statements.”
[6]Premium received	(563,802)	—	—	—	—	—

See accompanying notes, which are an integral part of the financial statements.

(continues	)	89

Statements of operations

Optimum Fund Trust

Six months ended September 30, 2018 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$37,305,032	$81,324	$149,383	$235,846	$100,268	$91,331
Dividends	271,416	10,394,446	8,403,909	17,853,657	1,006,437	5,450,221
Securities lending income	—	136,337	—	—	—	—
Foreign tax withheld	(45,305)	(1,119,890)	(77,154)	(74,208)	(6,002)	(338)

	37,531,143	9,492,217	8,476,138	18,015,295	1,100,703	5,541,214

Expenses:
Management fees	5,508,284	2,387,620	6,168,996	4,977,072	2,862,363	2,369,930
Distribution expenses — Class A	36,029	10,412	40,943	32,504	7,070	4,799
Distribution expenses — Class C	501,427	130,797	481,369	395,596	81,018	58,503
Dividend disbursing and transfer agent fees and expenses	1,929,709	591,083	1,636,808	1,400,604	509,481	463,063
Administration expenses	556,567	168,872	470,816	402,947	145,036	131,417
Accounting fees	244,319	86,047	209,372	181,614	75,442	70,699
Trustees’ fees and expenses	130,158	39,951	110,246	93,187	33,685	30,946
Reports and statements to shareholders expenses	129,453	49,164	166,915	100,856	46,029	35,577
Custodian fees	123,547	97,119	24,102	21,536	10,202	5,459
Pricing fees	109,579	21,618	483	967	7,156	356
Professional fees	87,034	35,032	72,715	53,329	38,585	26,744
Registration fees	83,759	39,228	52,719	42,340	32,720	45,695
Insurance fees	18,688	6,089	15,512	13,570	4,555	4,235
Tax services	900	10,501	579	137	420	490
Other	11,268	5,100	9,525	8,745	4,244	4,654

	9,470,721	3,678,633	9,461,100	7,725,004	3,858,006	3,252,567

Less expenses waived	—	—	—	—	(205,886)	(147,198)
Less expenses paid indirectly	(48,813)	(632)	(1,355)	(3,583)	(867)	(761)

Total operating expenses	9,421,908	3,678,001	9,459,745	7,721,421	3,651,253	3,104,608

Net Investment Income (Loss)	28,109,235	5,814,216	(983,607)	10,293,874	(2,550,550)	2,436,606

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(10,160,397)	$17,005,369	$122,351,055	$13,676,926	$51,317,441	$16,349,589
Foreign currencies	(10,179,565)	508,011	3,491	(3,147)	—	—
Foreign currency exchange contracts	7,291,879	(666,491)	(6,414)	(1,494)	—	—
Futures contracts	1,540,090	—	—	—	—	—
Options purchased	(489,607)	—	—	—	—	—
Options written	759,243	—	—	—	—	—
Swap contracts	(141,754)	—	—	—	—	—

Net realized gain (loss)	(11,380,111)	16,846,889	122,348,132	13,672,285	51,317,441	16,349,589

Net change in unrealized appreciation (depreciation) of:
Investments[1]	(22,730,854)	(32,904,726)	83,132,922	51,713,598	42,161,075	2,651,907
Foreign currencies	(107,713)	(29,694)	982	(2,838)	—	—
Foreign currency exchange contracts	2,165,224	(158)	—	—	—	—
Futures contracts	(9,302,933)	—	—	—	—	—
Options purchased	244,368	—	—	—	—	—
Options written	(246,675)	—	—	—	—	—
Swap contracts	2,192,541	—	—	—	—	—

Net change in unrealized appreciation (depreciation)	(27,786,042)	(32,934,578)	83,133,904	51,710,760	42,161,075	2,651,907

Net Realized and Unrealized Gain (Loss)	(39,166,153)	(16,087,689)	205,482,036	65,383,045	93,478,516	19,001,496

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,056,918)	$(10,273,473)	$204,498,429	$75,676,919	$90,927,966	$21,438,102

1Includes decrease of $28,412 capital gain taxes accrued for Optimum International Fund.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	91

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund

	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$28,109,235	$48,178,820	$5,814,216	$6,920,399
Net realized gain (loss)	(11,380,111)	(15,530,877)	16,846,889	43,717,618
Net change in unrealized appreciation (depreciation)	(27,786,042)	3,394,011	(32,934,578)	59,971,997

Net increase (decrease) in net assets resulting from operations	(11,056,918)	36,041,954	(10,273,473)	110,610,014

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(700,572)	—	(71,145)
Class C	—	(1,651,789)	—	(38,744)
Institutional Class	—	(44,780,382)	—	(6,067,099)

Net realized gain:
Class A	—	—	—	(96,329)
Class C	—	—	—	(329,319)
Institutional Class	—	—	—	(6,357,988)

	—	(47,132,743)	—	(12,960,624)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,049,213	2,691,823	102,705	425,861
Class C	3,960,585	5,853,573	373,820	788,640
Institutional Class	460,231,760	410,586,301	61,421,145	118,448,217

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	697,909	—	166,852
Class C	—	1,650,329	—	367,589
Institutional Class	—	44,744,263	—	12,414,824

	465,241,558	466,224,198	61,897,670	132,611,983

Cost of shares redeemed:
Class A	(3,458,033)	(6,985,182)	(713,666)	(2,050,607)
Class C	(12,724,279)	(26,057,224)	(3,679,624)	(7,599,191)
Institutional Class	(145,406,238)	(287,504,444)	(136,302,308)	(117,583,144)

	(161,588,550)	(320,546,850)	(140,695,598)	(127,232,942)

Increase (decrease) in net assets derived from capital share transactions	303,653,008	145,677,348	(78,797,928)	5,379,041

Net Increase (Decrease) in Net Assets	292,596,090	134,586,559	(89,071,401)	103,028,431

Net Assets:
Beginning of period	2,017,737,652	1,883,151,093	666,683,769	563,655,338

End of period	$2,310,333,742	$2,017,737,652	$577,612,368	$666,683,769

Undistributed net investment income	$38,411,145	$10,301,910	$7,982,709	$2,168,493

See accompanying notes, which are an integral part of the financial statements.

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund

	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(983,607)	$(2,134,237)	$10,293,874	$17,479,787
Net realized gain	122,348,132	275,470,600	13,672,285	40,246,291
Net change in unrealized appreciation (depreciation)	83,133,904	52,227,833	51,710,760	60,004,220

Net increase in net assets resulting from operations	204,498,429	325,564,196	75,676,919	117,730,298

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	—	(273,497)
Class C	—	—	—	(256,730)
Institutional Class	—	—	—	(16,122,671)

Net realized gain:
Class A	—	(5,495,119)	—	(1,219,830)
Class C	—	(19,625,204)	—	(3,971,117)
Institutional Class	—	(240,785,863)	—	(58,025,654)

	—	(265,906,186)	—	(79,869,499)

Capital Share Transactions:
Proceeds from shares sold:
Class A	111,366	1,294,218	205,673	1,327,875
Class C	465,086	1,816,781	823,771	2,091,578
Institutional Class	136,857,781	259,275,981	143,012,054	257,769,560

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	5,479,590	—	1,489,597
Class C	—	19,589,493	—	4,218,812
Institutional Class	—	240,538,379	—	74,082,666

	137,434,233	527,994,442	144,041,498	340,980,088

Cost of shares redeemed:
Class A	(3,883,993)	(7,970,218)	(2,466,740)	(6,031,113)
Class C	(16,526,885)	(29,888,435)	(10,975,560)	(22,154,334)
Institutional Class	(351,766,122)	(295,254,850)	(100,297,898)	(211,048,849)

	(372,177,000)	(333,113,503)	(113,740,198)	(239,234,296)

Increase (decrease) in net assets derived from capital share transactions	(234,742,767)	194,880,939	30,301,300	101,745,792

Net Increase (Decrease) in Net Assets	(30,244,338)	254,538,949	105,978,219	139,606,591

Net Assets:
Beginning of period	1,740,255,422	1,485,716,473	1,481,562,504	1,341,955,913

End of period	$1,710,011,084	$1,740,255,422	$1,587,540,723	$1,481,562,504

Undistributed (accumulated) net investment income (loss)	$(983,607)	$—	$14,417,377	$4,123,503

See accompanying notes, which are an integral part of the financial statements.

(continues	)	93

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund

	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,550,550)	$(4,125,174)	$2,436,606	$2,703,854
Net realized gain	51,317,441	69,241,196	16,349,589	26,596,406
Net change in unrealized appreciation (depreciation)	42,161,075	31,070,292	2,651,907	(8,877,449)

Net increase in net assets resulting from operations	90,927,966	96,186,314	21,438,102	20,422,811

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	—	(20,465)
Institutional Class	—	—	—	(3,036,210)

Net realized gain:
Class A	—	(236,782)	—	(194,992)
Class C	—	(835,216)	—	(702,964)
Institutional Class	—	(19,412,135)	—	(19,465,792)

	—	(20,484,133)	—	(23,420,423)

Capital Share Transactions:
Proceeds from shares sold:
Class A	56,761	270,437	30,087	223,637
Class C	78,948	348,498	100,728	363,232
Institutional Class	44,174,481	80,505,865	118,697,669	84,337,853

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	235,651	—	214,986
Class C	—	834,362	—	702,150
Institutional Class	—	19,396,388	—	22,481,400

	44,310,190	101,591,201	118,828,484	108,323,258

Cost of shares redeemed:
Class A	(757,495)	(1,216,862)	(332,873)	(841,912)
Class C	(2,657,074)	(4,252,643)	(1,557,395)	(3,124,350)
Institutional Class	(84,245,153)	(97,830,534)	(45,567,331)	(67,540,018)

	(87,659,722)	(103,300,039)	(47,457,599)	(71,506,280)

Increase (decrease) in net assets derived from capital share transactions	(43,349,532)	(1,708,838)	71,370,885	36,816,978

Net Increase in Net Assets	47,578,434	73,993,343	92,808,987	33,819,366

Net Assets:
Beginning of period	516,233,422	442,240,079	458,693,724	424,874,358

End of period	$563,811,856	$516,233,422	$551,502,711	$458,693,724

Undistributed (accumulated) net investment income (loss)	$(2,550,550)	$—	$3,808,923	$1,372,317

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$ 9.35	$9.39	$9.37	$9.72	$9.54	$9.85

Income (loss) from investment operations:
Net investment income[2]	0.11	0.22	0.20	0.20	0.20	0.21
Net realized and unrealized gain (loss)	(0.17)	(0.05)	— [3]	(0.28)	0.20	(0.35)

Total from investment operations	(0.06)	0.17	0.20	(0.08)	0.40	(0.14)

Less dividends and distributions from:
Net investment income	—	(0.21)	(0.18)	(0.25)	(0.22)	(0.14)
Net realized gain	—	—	—	(0.02)	—	(0.03)

Total dividends and distributions	—	(0.21)	(0.18)	(0.27)	(0.22)	(0.17)

Net asset value, end of period	9.29	$9.35	9.39	9.37	9.72	9.54

Total return[4]	(0.64% )	1.81%	2.03%	(0.63% )	4.21%	(1.40% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 27,556	$30,150	$33,838	$39,545	$43,144	$43,241
Ratio of expenses to average net assets	1.09%	1.10%	1.17%	1.23%	1.17%	1.31%
Ratio of expenses to average net assets prior to fees waived[5]	1.09%	1.10%	1.18%	1.23%	1.17%	1.34%
Ratio of net investment income to average net assets	2.45%	2.29%	2.12%	2.13%	2.11%	2.24%
Ratio of net investment income to average net assets prior to fees waived[5]	2.45%	2.29%	2.11%	2.13%	2.11%	2.21%
Portfolio turnover	273%	403%	419%	536%	482%[6]	323%[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[6]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2015 and 2014.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	95

Financial highlights

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$9.34	$9.38	$9.37	$9.71	$9.53	$9.84

Income (loss) from investment operations:
Net investment income[2]	0.08	0.15	0.13	0.13	0.13	0.15
Net realized and unrealized gain (loss)	(0.17)	(0.05)	(0.01)	(0.27)	0.20	(0.35)

Total from investment operations	(0.09)	0.10	0.12	(0.14)	0.33	(0.20)

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.11)	(0.18)	(0.15)	(0.08)
Net realized gain	—	—	—	(0.02)	—	(0.03)

Total dividends and distributions	—	(0.14)	(0.11)	(0.20)	(0.15)	(0.11)

Net asset value, end of period	$9.25	$9.34	$9.38	$9.37	$9.71	$9.53

Total return[3]	(0.96% )	1.06%	1.27%	(1.39% )	3.44%	(2.06% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,415	$105,194	$124,024	$153,266	$166,154	$161,353
Ratio of expenses to average net assets	1.84%	1.85%	1.92%	1.98%	1.92%	1.99%
Ratio of expenses to average net assets prior to fees waived[4]	1.84%	1.85%	1.93%	1.98%	1.92%	2.02%
Ratio of net investment income to average net assets	1.70%	1.54%	1.37%	1.38%	1.36%	1.56%
Ratio of net investment income to average net assets prior to fees waived[4]	1.70%	1.54%	1.36%	1.38%	1.36%	1.53%
Portfolio turnover	273%	403%	419%	536%	482%[5]	323%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[5]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2015 and 2014.

See accompanying notes, which are an integral part of the financial statements.

96

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$9.34	$9.39	$9.37	$9.72	$9.54	$9.85

Income (loss) from investment operations:
Net investment income[2]	0.13	0.24	0.23	0.23	0.23	0.24
Net realized and unrealized gain (loss)	(0.17)	(0.05)	(0.01)	(0.28)	0.19	(0.34)

Total from investment operations	(0.04)	0.19	0.22	(0.05)	0.42	(0.10)

Less dividends and distributions from:
Net investment income	—	(0.24)	(0.20)	(0.28)	(0.24)	(0.18)
Net realized gain	—	—	—	(0.02)	—	(0.03)

Total dividends and distributions	—	(0.24)	(0.20)	(0.30)	(0.24)	(0.21)

Net asset value, end of period	$9.30	$9.34	$9.39	$9.37	$9.72	$9.54

Total return[3]	(0.43% )	1.96%	2.40%	(0.48% )	4.47%	(1.05% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,187,363	$1,882,394	$1,725,289	$1,892,775	$1,826,156	$1,509,156
Ratio of expenses to average net assets	0.84%	0.85%	0.92%	0.98%	0.92%	0.99%
Ratio of expenses to average net assets prior to fees waived[4]	0.84%	0.85%	0.93%	0.98%	0.92%	1.02%
Ratio of net investment income to average net assets	2.70%	2.54%	2.37%	2.38%	2.36%	2.56%
Ratio of net investment income to average net assets prior to fees waived[4]	2.70%	2.54%	2.36%	2.38%	2.36%	2.53%
Portfolio turnover	273%	403%	419%	536%	482%[5]	323%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[5]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2015 and 2014.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	97

Financial highlights

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$14.42	$12.27	$10.95	$11.66	$12.57	$10.97

Income (loss) from investment operations:
Net investment income[2]	0.12	0.12	0.11	0.08	0.06	0.14
Net realized and unrealized gain (loss)	(0.36)	2.29	1.31	(0.73)	(0.84)	1.54

Total from investment operations	(0.24)	2.41	1.42	(0.65)	(0.78)	1.68

Less dividends and distributions from:
Net investment income	—	(0.11)	(0.10)	(0.06)	(0.13)	(0.08)

Net realized gain	—	(0.15)	—	—	—	—

Total dividends and distributions	—	(0.26)	(0.10)	(0.06)	(0.13)	(0.08)

Net asset value, end of period	$14.18	$14.42	$12.27	$10.95	$11.66	$12.57

Total return[3]	(1.87% )	19.74%	13.08%	(5.58% )	(6.25% )	15.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,956	$8,704	$8,680	$9,117	$10,291	$11,277
Ratio of expenses to average net assets[4]	1.35%	1.36%	1.48%	1.56%	1.47%	1.68%
Ratio of net investment income to average net assets[4]	1.60%	0.90%	0.93%	0.74%	0.51%	1.20%
Portfolio turnover	40%	52%	68%	47%	117%	126%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

98

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16		3/31/15	3/31/14

Net asset value, beginning of period	$14.06	$11.98	$10.69	$11.41		$12.29	$10.76

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.02	0.02	—	[3]	(0.03)	0.06
Net realized and unrealized gain (loss)	(0.35)	2.23	1.30	(0.72)		(0.83)	1.51

Total from investment operations	(0.29)	2.25	1.32	(0.72)		(0.86)	1.57

Less dividends and distributions from:
Net investment income	—	(0.02)	(0.03)	—		(0.02)	(0.04)

Net realized gain	—	(0.15)	—	—		—	—

Total dividends and distributions	—	(0.17)	(0.03)	—		(0.02)	(0.04)

Net asset value, end of period	$13.77	$14.06	$11.98	$10.69		$11.41	$12.29

Total return[4]	(2.27% )	18.82%	12.32%	(6.31%	)	(7.00% )	14.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,217	$28,046	$29,544	$31,777		$35,996	$37,893
Ratio of expenses to average net assets[5]	2.10%	2.11%	2.23%	2.31%		2.22%	2.36%
Ratio of net investment income (loss) to average net assets[5]	0.85%	0.15%	0.18%	(0.01%	)	(0.24% )	0.52%
Portfolio turnover	40%	52%	68%	47%		117%	126%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

(continues	)	99

Financial highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$14.52	$12.35	$11.02	$11.74	$12.66	$11.05

Income (loss) from investment operations:
Net investment income[2]	0.13	0.16	0.14	0.11	0.09	0.18
Net realized and unrealized gain (loss)	(0.35)	2.31	1.32	(0.74)	(0.85)	1.55

Total from investment operations	(0.22)	2.47	1.46	(0.63)	(0.76)	1.73

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.13)	(0.09)	(0.16)	(0.12)

Net realized gain	—	(0.15)	—	—	—	—

Total dividends and distributions	—	(0.30)	(0.13)	(0.09)	(0.16)	(0.12)

Net asset value, end of period	$14.30	$14.52	$12.35	$11.02	$11.74	$12.66

Total return[3]	(1.72% )	20.05%	13.36%	(5.38% )	(6.04% )	15.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$545,439	$629,934	$525,431	$542,055	$477,884	$589,098
Ratio of expenses to average net assets[4]	1.10%	1.11%	1.23%	1.31%	1.22%	1.36%
Ratio of net investment income to average net assets[4]	1.85%	1.15%	1.18%	0.99%	0.76%	1.52%
Portfolio turnover	40%	52%	68%	47%	117%	126%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

100

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended
			3/31/18	3/31/17	3/31/16	3/31/15	3/31/14
Net asset value, beginning of period	$17.22		$16.84	$14.97	$17.00	$16.39	$14.53

Income (loss) from investment operations:
Net investment loss[2]	(0.03)		(0.06)	(0.06)	(0.10)	(0.08)	(0.10)
Net realized and unrealized gain (loss)	2.10		3.70	2.52	(0.20)	2.71	3.63

Total from investment operations	2.07		3.64	2.46	(0.30)	2.63	3.53

Less dividends and distributions from:
Net realized gain	—		(3.26)	(0.59)	(1.73)	(2.02)	(1.67)

Total dividends and distributions	—		(3.26)	(0.59)	(1.73)	(2.02)	(1.67)

Net asset value, end of period	$19.29		$17.22	$16.84	$14.97	$17.00	$16.39

Total return[3]	12.02%		22.17%	16.83%	(2.27%)	17.27%	25.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,180		$32,254	$32,215	$33,787	$40,790	$39,044
Ratio of expenses to average net assets	1.25%		1.26%	1.35%	1.42%	1.37%	1.54%
Ratio of expenses to average net assets prior to fees waived[4]	1.25%		1.26%	1.38%	1.44%	1.37%	1.55%
Ratio of net investment loss to average net assets	(0.30%	)	(0.31% )	(0.35% )	(0.62% )	(0.50% )	(0.62% )
Ratio of net investment loss to average net assets prior to fees waived[4]	(0.30%	)	(0.31% )	(0.38% )	(0.64% )	(0.50% )	(0.63% )
Portfolio turnover	14%		77%[5]	52%	88%	86%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[5]

As a result of ClearBridge Investments LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	101

Financial highlights

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended
			3/31/18	3/31/17	3/31/16	3/31/15	3/31/14
Net asset value, beginning of period	$14.62		$14.81	$13.34	$15.44	$15.16	$13.63

Income (loss) from investment operations:
Net investment loss[2]	(0.08)		(0.17)	(0.15)	(0.20)	(0.19)	(0.19)
Net realized and unrealized gain (loss)	1.77		3.24	2.21	(0.17)	2.49	3.39

Total from investment operations	1.69		3.07	2.06	(0.37)	2.30	3.20

Less dividends and distributions from:
Net realized gain	—		(3.26)	(0.59)	(1.73)	(2.02)	(1.67)

Total dividends and distributions	—		(3.26)	(0.59)	(1.73)	(2.02)	(1.67)

Net asset value, end of period	$16.31		$14.62	$14.81	$13.34	$15.44	$15.16

Total return[3]	11.56%		21.30%	15.88%	(2.98% )	16.44%	24.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,142		$97,658	$105,082	$114,907	$137,892	$127,540
Ratio of expenses to average net assets	2.00%		2.01%	2.10%	2.17%	2.12%	2.22%
Ratio of expenses to average net assets prior to fees waived[4]	2.00%		2.01%	2.13%	2.19%	2.12%	2.23%
Ratio of net investment loss to average net assets	(1.05%	)	(1.06% )	(1.10% )	(1.37% )	(1.25% )	(1.30% )
Ratio of net investment loss to average net assets prior to fees waived[4]	(1.05%	)	(1.06% )	(1.13% )	(1.39% )	(1.25% )	(1.31% )
Portfolio turnover	14%		77%[5]	52%	88%	86%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[5]

As a result of ClearBridge Investments LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended
			3/31/18	3/31/17	3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$18.46		$17.81	$15.76	$17.76	$17.00	$14.97

Income (loss) from investment operations:
Net investment loss[2]	(0.01)		(0.01)	(0.02)	(0.06)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	2.25		3.92	2.66	(0.21)	2.82	3.75

Total from investment operations	2.24		3.91	2.64	(0.27)	2.78	3.70

Less dividends and distributions from:
Net investment income	—		—	—	—	—	—	[3]
Net realized gain	—		(3.26)	(0.59)	(1.73)	(2.02)	(1.67)

Total dividends and distributions	—		(3.26)	(0.59)	(1.73)	(2.02)	(1.67)

Net asset value, end of period	$20.70		$18.46	$17.81	$15.76	$17.76	$17.00

Total return[4]	12.13%		22.50%	17.14%	(2.00% )	17.55%	25.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,585,689		$1,610,343	$1,348,419	$1,356,335	$1,413,059	$1,026,377
Ratio of expenses to average net assets	1.00%		1.01%	1.10%	1.17%	1.12%	1.22%
Ratio of expenses to average net assets prior to fees waived[5]	1.00%		1.01%	1.13%	1.19%	1.12%	1.23%
Ratio of net investment loss to average net assets	(0.05%	)	(0.06% )	(0.10% )	(0.37% )	(0.25% )	(0.30%	)
Ratio of net investment loss to average net assets prior to fees waived[5]	(0.05%	)	(0.06% )	(0.13% )	(0.39% )	(0.25% )	(0.31%	)
Portfolio turnover	14%		77%[6]	52%	88%	86%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2014, net investment income distributions of $149,730 was made by the Fund’s Institutional Class, which calculated to a de minimis amount of $0.00 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[6]

As a result of ClearBridge Investments LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	103

Financial highlights

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$15.89	$15.42	$15.13	$16.01	$15.36	$12.90

Income (loss) from investment operations:
Net investment income[2]	0.09	0.17	0.17	0.17	0.12	0.16
Net realized and unrealized gain (loss)	0.70	1.19	2.04	(0.89)	0.70	2.40

Total from investment operations	0.79	1.36	2.21	(0.72)	0.82	2.56

Less dividends and distributions from:
Net investment income	—	(0.16)	(0.18)	(0.16)	(0.17)	(0.10)
Net realized gain	—	(0.73)	(1.74)	—	—	—

Total dividends and distributions	—	(0.89)	(1.92)	(0.16)	(0.17)	(0.10)

Net asset value, end of period	$16.68	$15.89	$15.42	$15.13	$16.01	$15.36

Total return[3]	4.97%	8.68%	14.99%	(4.54% )	5.34%	19.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,434	$26,448	$28,739	$30,502	$35,952	$37,299
Ratio of expenses to average net assets	1.20%	1.21%	1.33%	1.40%	1.33%	1.50%
Ratio of expenses to average net assets prior to fees waived[4]	1.20%	1.21%	1.34%	1.41%	1.33%	1.51%
Ratio of net investment income to average net assets	1.15%	1.05%	1.06%	1.07%	0.79%	1.12%
Ratio of net investment income to average net assets prior to fees waived[4]	1.15%	1.05%	1.05%	1.06%	0.79%	1.11%
Portfolio turnover	8%	25%	82%[5]	39%	35%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[5]

As a result of Rothschild Asset Management Inc. replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$15.69	$15.25	$14.99	$15.85	$15.22	$12.78

Income (loss) from investment operations:
Net investment income[2]	0.03	0.05	0.05	0.05	0.01	0.06
Net realized and unrealized gain (loss)	0.69	1.17	2.01	(0.87)	0.67	2.39

Total from investment operations	0.72	1.22	2.06	(0.82)	0.68	2.45

Less dividends and distributions from:
Net investment income	—	(0.05)	(0.06)	(0.04)	(0.05)	(0.01)
Net realized gain	—	(0.73)	(1.74)	—	—	—

Total dividends and distributions	—	(0.78)	(1.80)	(0.04)	(0.05)	(0.01)

Net asset value, end of period	$16.41	$15.69	$15.25	$14.99	$15.85	$15.22

Total return[3]	4.59%	7.82%	14.13%	(5.19% )	4.48%	19.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,934	$82,610	$95,495	$103,693	$122,772	$123,541
Ratio of expenses to average net assets	1.95%	1.96%	2.08%	2.15%	2.08%	2.18%
Ratio of expenses to average net assets prior to fees waived[4]	1.95%	1.96%	2.09%	2.16%	2.08%	2.19%
Ratio of net investment income to average net assets	0.40%	0.30%	0.31%	0.32%	0.04%	0.44%
Ratio of net investment income to average net assets prior to fees waived[4]	0.40%	0.30%	0.30%	0.31%	0.04%	0.43%
Portfolio turnover	8%	25%	82%[5]	39%	35%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[5]

As a result of Rothschild Asset Management Inc. replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	105

Financial highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$15.93	$15.46	$15.16	$16.04	$15.39	$12.92

Income (loss) from investment operations:
Net investment income[2]	0.11	0.21	0.20	0.20	0.17	0.20
Net realized and unrealized gain (loss)	0.70	1.19	2.06	(0.89)	0.69	2.41

Total from investment operations	0.81	1.40	2.26	(0.69)	0.86	2.61

Less dividends and distributions from:
Net investment income	—	(0.20)	(0.22)	(0.19)	(0.21)	(0.14)
Net realized gain	—	(0.73)	(1.74)	—	—	—

Total dividends and distributions	—	(0.93)	(1.96)	(0.19)	(0.21)	(0.14)

Net asset value, end of period	$16.74	$15.93	$15.46	$15.16	$16.04	$15.39

Total return[3]	5.09%	8.90%	15.30%	(4.29% )	5.60%	20.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,486,173	$1,372,505	$1,217,722	$1,129,606	$1,146,123	$1,002,553
Ratio of expenses to average net assets	0.95%	0.96%	1.08%	1.15%	1.08%	1.18%
Ratio of expenses to average net assets prior to fees waived[4]	0.95%	0.96%	1.09%	1.16%	1.08%	1.19%
Ratio of net investment income to average net assets	1.40%	1.30%	1.31%	1.32%	1.04%	1.44%
Ratio of net investment income to average net assets prior to fees waived[4]	1.40%	1.30%	1.30%	1.31%	1.04%	1.43%
Portfolio turnover	8%	25%	82%[5]	39%	35%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[5]

As a result of Rothschild Asset Management Inc. replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$15.51		$13.31	$10.95		$15.37	$15.57	$14.26

Income (loss) from investment operations:
Net investment loss[2]	(0.10)		(0.16)	(0.14)		(0.15)	(0.16)	(0.19)
Net realized and unrealized gain (loss)	2.90		3.03	2.50		(2.26)	1.44	3.07

Total from investment operations	2.80		2.87	2.36		(2.41)	1.28	2.88

Less dividends and distributions from:
Return of capital	—		—	—		— [3]	—	—
Net realized gain	—		(0.67)	—		(2.01)	(1.48)	(1.57)

Total dividends and distributions	—		(0.67)	—		(2.01)	(1.48)	(1.57)

Net asset value, end of period	$18.31		$15.51	$13.31		$10.95	$15.37	$15.57

Total return[4]	18.05%		21.88%	21.55%		(16.77% )	8.93%	21.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,647		$5,414	$5,293		$5,040	$7,050	$7,158
Ratio of expenses to average net assets	1.54%		1.55%	1.58%		1.66%	1.63%	1.76%
Ratio of expenses to average net assets prior to fees waived[5]	1.62%		1.63%	1.79%		1.85%	1.77%	1.96%
Ratio of net investment loss to average net assets	(1.14%	)	(1.07% )	(1.16%	)	(1.09% )	(1.09% )	(1.28% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(1.22%	)	(1.15% )	(1.37%	)	(1.28% )	(1.23% )	(1.48% )
Portfolio turnover	38%		89%	180%[6]		104%	72%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $108 for Class A calculated to a de minimis amount of $0.00 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[6]

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	107

Financial highlights

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$13.32		$11.59	$9.61		$13.86	$14.29	$13.28

Income (loss) from investment operations:
Net investment loss[2]	(0.14)		(0.23)	(0.20)		(0.22)	(0.25)	(0.27)
Net realized and unrealized gain (loss)	2.48		2.63	2.18		(2.02)	1.30	2.85

Total from investment operations	2.34		2.40	1.98		(2.24)	1.05	2.58

Less dividends and distributions from:
Return of capital	—		—	—		— [3]	—	—
Net realized gain	—		(0.67)	—		(2.01)	(1.48)	(1.57)

Total dividends and distributions	—		(0.67)	—		(2.01)	(1.48)	(1.57)

Net asset value, end of period	$15.66		$13.32	$11.59		$9.61	$13.86	$14.29

Total return[4]	17.57%		21.06%	20.60%		(17.39% )	8.08%	20.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,964		$15,925	$16,668		$16,972	$23,206	$22,581
Ratio of expenses to average net assets	2.29%		2.30%	2.33%		2.41%	2.38%	2.45%
Ratio of expenses to average net assets prior to fees waived[5]	2.37%		2.38%	2.54%		2.60%	2.52%	2.65%
Ratio of net investment loss to average net assets	(1.89%	)	(1.82% )	(1.91%	)	(1.84% )	(1.84% )	(1.97% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(1.97%	)	(1.90% )	(2.12%	)	(2.03% )	(1.98% )	(2.17% )
Portfolio turnover	38%		89%	180%[6]		104%	72%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $416 for Class C calculated to a de minimis amount of $0.00 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[6]

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$16.63		$14.19	$11.65		$16.17	$16.27	$14.78

Income (loss) from investment operations:
Net investment loss[2]	(0.08)		(0.13)	(0.12)		(0.12)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	3.10		3.24	2.66		(2.39)	1.51	3.21

Total from investment operations	3.02		3.11	2.54		(2.51)	1.38	3.06

Less dividends and distributions from:
Return of capital	—		—	—		— [3]	—	—
Net realized gain	—		(0.67)	—		(2.01)	(1.48)	(1.57)

Total dividends and distributions	—		(0.67)	—		(2.01)	(1.48)	(1.57)

Net asset value, end of period	$19.65		$16.63	$14.19		$11.65	$16.17	$16.27

Total return[4]	18.16%		22.22%	21.80%		(16.54% )	9.18%	22.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$542,201		$494,894	$420,279		$440,683	$527,647	$436,823
Ratio of expenses to average net assets	1.29%		1.30%	1.33%		1.41%	1.38%	1.45%
Ratio of expenses to average net assets prior to fees waived[5]	1.37%		1.38%	1.54%		1.60%	1.52%	1.65%
Ratio of net investment loss to average net assets	(0.89%	)	(0.82% )	(0.91%	)	(0.84% )	(0.84% )	(0.97% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(0.97%	)	(0.90% )	(1.12%	)	(1.03% )	(0.98% )	(1.17% )
Portfolio turnover	38%		89%	180%[6]		104%	72%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $8,916 for Institutional Class calculated to a de minimis amount of $0.00 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[6]

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	109

Financial highlights

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14
Net asset value, beginning of period	$13.66	$13.77	$11.53	$13.64	$14.88	$13.74

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.06	0.08	(0.04)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	0.57	0.59	2.21	(1.58)	(0.03)	2.87

Total from investment operations	0.62	0.65	2.29	(1.62)	(0.12)	2.78

Less dividends and distributions from:
Net investment income	—	(0.07)	(0.05)	—	—	—
Return of capital	—	—	—	— [3]	—	—
Net realized gain	—	(0.69)	—	(0.49)	(1.12)	(1.64)

Total dividends and distributions	—	(0.76)	(0.05)	(0.49)	(1.12)	(1.64)

Net asset value, end of period	$14.28	$13.66	$13.77	$11.53	$13.64	$14.88

Total return[4]	4.54%	4.59%	19.84%	(11.96% )	(0.69% )	21.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,725	$3,856	$4,279	$4,302	$5,440	$6,058
Ratio of expenses to average net assets	1.47%	1.48%	1.51%	1.61%	1.62%	1.70%
Ratio of expenses to average net assets prior to fees waived[5]	1.52%	1.54%	1.71%	1.75%	1.68%	1.86%
Ratio of net investment income (loss) to average net assets	0.75%	0.40%	0.64%	(0.35% )	(0.65% )	(0.64% )
Ratio of net investment income (loss) to average net assets prior to fees waived[5]	0.70%	0.34%	0.44%	(0.49% )	(0.71% )	(0.80% )
Portfolio turnover	16%	31%	30%	90%[6]	31%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $325 for Class A calculated to a de minimis amount of $0.001 per share
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[6]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14

Net asset value, beginning of period	$12.01		$12.21	$10.27		$12.30	$13.63	$12.80

Income (loss) from investment operations:
Net investment loss[2]	—		(0.04)	(0.01)		(0.12)	(0.18)	(0.18)
Net realized and unrealized gain (loss)	0.50		0.53	1.95		(1.42)	(0.03)	2.65

Total from investment operations	0.50		0.49	1.94		(1.54)	(0.21)	2.47

Less dividends and distributions from:
Return of capital	—		—	—		— [3]	—	—
Net realized gain	—		(0.69)	—		(0.49)	(1.12)	(1.64)

Total dividends and distributions	—		(0.69)	—		(0.49)	(1.12)	(1.64)

Net asset value, end of period	$12.51		$12.01	$12.21		$10.27	$12.30	$13.63

Total return[4]	4.16%		3.85%	18.89%		(12.62% )	(1.45% )	21.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,059		$12,030	$14,268		$15,136	$19,245	$20,846
Ratio of expenses to average net assets	2.22%		2.23%	2.26%		2.36%	2.37%	2.40%
Ratio of expenses to average net assets prior to fees waived[5]	2.27%		2.29%	2.46%		2.50%	2.43%	2.56%
Ratio of net investment loss to average net assets	0.00%		(0.35% )	(0.11%	)	(1.10% )	(1.40% )	(1.34% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(0.05%	)	(0.41% )	(0.31%	)	(1.24% )	(1.46% )	(1.50% )
Portfolio turnover	16%		31%	30%		90%[6]	31%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $1,284 for Class C calculated to a de minimis amount of $0.001 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[6]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	111

Financial highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)	Year ended
		3/31/18	3/31/17	3/31/16	3/31/15	3/31/14
Net asset value, beginning of period	$14.45	$14.52	$12.16	$14.31	$15.53	$14.23

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.10	0.12	(0.01)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	0.60	0.63	2.32	(1.65)	(0.04)	3.00

Total from investment operations	0.68	0.73	2.44	(1.66)	(0.10)	2.95

Less dividends and distributions from:
Net investment income	—	(0.11)	(0.08)	—	—	(0.01)
Return of capital	—	—	—	— [3]	—	—
Net realized gain	—	(0.69)	—	(0.49)	(1.12)	(1.64)

Total dividends and distributions	—	(0.80)	(0.08)	(0.49)	(1.12)	(1.65)

Net asset value, end of period	$15.13	$14.45	$14.52	$12.16	$14.31	$15.53

Total return[4]	4.63%	4.87%	20.05%	(11.67%)	(0.53%)	22.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$536,719	$442,808	$406,327	$441,150	$499,578	$439,417
Ratio of expenses to average net assets	1.21%	1.23%	1.26%	1.36%	1.37%	1.40%
Ratio of expenses to average net assets prior to fees waived[5]	1.27%	1.29%	1.46%	1.50%	1.43%	1.56%
Ratio of net investment income (loss) to average net assets	1.00%	0.65%	0.89%	(0.10% )	(0.40% )	(0.34% )
Ratio of net investment income (loss) to average net assets prior to fees waived[5]	0.94%	0.59%	0.69%	(0.24% )	(0.46% )	(0.50% )
Portfolio turnover	16%	31%	30%	90%[6]	31%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $31,607 for Institutional Class calculated to a de minimis amount of $0.001 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statements of operations.”
[6]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust

September 30, 2018 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of front-end sales charge of 1.00%, which will be incurred if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds. Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap contracts, CDS and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of

(continues	)	113

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Sept. 30, 2018 and for all open tax years (years ended March 31, 2015–March 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Sept. 30, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept 28, 2018, and matured on the next business day.

Reverse Repurchase Agreements — Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or US government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. At Sept. 30, 2018, there were no open reverse repurchase agreements in the Fund.

To Be Announced Trades (TBA) — Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At Sept. 30, 2018, the Fund received $812,000 cash collateral for TBA trades, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.” The Fund also received $1,661,452 in securities collateral for TBA trades comprised of US treasury obligations.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.“ The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the ”Statements of operations“ under ”Custodian fees“ with the corresponding offset included under ”Less expenses paid indirectly.“ For the six months ended Sept. 30, 2018, each Fund earned the following amounts under this arrangement:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$48,356	$206	$861	$3,094	$385	$276

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the ”Statements of operations“ under ”Dividend disbursing and transfer agent fees and expenses“ with the corresponding expense offset included under ”Less expenses paid indirectly.“ For the six months ended Sept. 30, 2018, each Fund earned the following amounts under this arrangement:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$457	$426	$494	$489	$482	$485

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment

(continues	)	115

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund, which is calculated daily and paid monthly:

Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets up to $250 million
1.0000% of net assets from $250 million to $500 million
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Small-Mid Cap Value Fund	1.0000% of net assets up to $250 million
0.9000% of net assets from $250 million to $500 million
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Acadian Asset Management LLC (Acadian), and EARNEST Partners, LLC (EARNEST); Optimum Large Cap Growth Fund –T. Rowe Price Associates, Inc. (T. Rowe Price) and ClearBridge Investments LLC (ClearBridge); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Rothschild Asset Management Inc. (Rothschild); Optimum Small-Mid Cap Growth Fund – Columbus Circle Investors (CCI) and Peregrine Capital Management LLC (Peregrine); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and Westwood Management Corp. (Westwood).

For the six months ended Sept. 30, 2018, DMC paid the following sub-advisory fees:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$1,283,707	$1,266,630	$3,013,560	$2,301,754	$1,327,428	$1,293,519

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed the following percentages of each Fund’s average daily net assets from April 1, 2018 through Sept. 30, 2018. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. These waivers and reimbursements are accrued daily and received monthly.

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 27, 2018 – July 29, 2019	0.85%	1.12%	1.02%	0.97%	1.29%	1.21%
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2017 – July 26, 2018	0.86%	1.13%	1.02%	0.98%	1.29%	1.22%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Trust. These services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distribution and dissemination of Funds’ NAV and performance data. For these services the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rate: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next $2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the ”Statements of operations“ under ”Accounting fees.“ For the six months ended Sept. 30, 2018, each Fund was charged for these services as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$72,825	$23,497	$61,920	$53,280	$20,461	$18,727

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Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust’s average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion and 0.0325% of assets over $14 billion.

DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.18% of the Trust’s total average daily net assets, subject to a minimum fee of $2,000 per class per fund each month, plus out-of-pocket expenses. The fee is calculated daily and paid monthly. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the ”Statements of operations“ under ”Dividend disbursing and transfer agent fees and expenses.“

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

For the six months ended Sept. 30, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$9,112	$187	$560	$734	$107	$55

For the six months ended Sept. 30, 2018, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$2,372	$406	$1,038	$1,470	$109	$195

DMC, DIFSC and DDLP are indirect, wholly owned subsidiaries of Macquarie Management Holdings, Inc. Certain officers of DMC, DIFSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2018, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small Cap Value Fund did not engage in Rule 17a-7 securities purchases and/or securities sales for the six months ended Sept. 30, 2018. Pursuant to these procedures, for the six months ended Sept. 30, 2018, Optimum Large Cap Growth Fund engaged in Rule 17a-7 securities sales of $977,410, which resulted in net realized gain (loss) of $302,187 and did not engage in Rule 17a-7 securities purchases.

3. Investments

For the six months ended Sept. 30, 2018, each Fund made purchases and sales of investments securities other than short-term investments as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Purchases other than US government securities	$534,951,870	$251,346,913	$251,888,845	$151,638,848	$204,312,198	$154,264,114
Purchases of US government securities	6,133,597,889	—	—	—	—	—
Sales other than US government securities	484,267,158	311,560,688	491,916,731	116,432,179	249,373,790	79,934,020
Sales of US government securities	5,695,258,046	—	—	—	—	—

At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Cost of investments and derivatives	$2,822,197,480	$534,172,365	$1,273,012,178	$1,272,516,292	$419,511,219	$474,821,925

Aggregate unrealized appreciation of investments and derivatives	$21,309,013	$92,032,946	$476,263,815	$342,594,110	$156,523,267	$94,569,094
Aggregate unrealized depreciation of investments and derivatives	(46,838,210)	(27,370,961)	(34,282,958)	(31,156,417)	(8,887,858)	(19,852,757)

Net unrealized appreciation (depreciation) of investments and derivatives	$(25,529,197)	$64,661,985	$441,980,857	$311,437,693	$147,635,409	$74,716,337

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Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At March 31, 2018, there were no capital loss carryforwards for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Capital loss carryforwards available to offset future realized capital gains for Optimum Fixed Income Fund at March 31, 2018 were as follows:

	No expiration
	Post-enactment capital loss character
	Short-term	Long-term	Total
Optimum Fixed Income Fund	$13,150,054	$21,266,479	$34,416,533

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2018:

		Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$983,709,861	$—	$983,709,861
Corporate Debt	—	861,101,813	—	861,101,813
Foreign Debt	—	154,407,714	—	154,407,714
Municipal Bonds	—	15,862,050	—	15,862,050
Loan Agreements[1]	—	113,315,395	1,682,866	114,998,261
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	5,344,589	2,611,258	—	7,955,847
Preferred Stock	—	2,232,934	—	2,232,934
US Treasury Obligations	—	536,520,248	—	536,520,248
Short-Term Investments	—	119,127,979	—	119,127,979
Options Purchased	—	170,548	—	170,548

Total Value of Securities Before Options Written	$5,344,589	$2,789,059,800	$1,682,866	$2,796,087,255

Liabilities:
Options Written[1]	$—	$(32,040)	$—	$(32,040)

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$2,776,668	$—	$2,776,668
Futures Contracts	6,226,340	—	—	6,226,340
Swap Contracts	—	8,343,021	—	8,343,021
Liabilities:
Foreign Currency Exchange Contracts	—	(550,374)	—	(550,374)
Futures Contracts	(6,675,502)	—	—	(6,675,502)
Swap Contracts	—	(640,847)	—	(640,847)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	98.54%	1.46%	100.00%
Convertible Preferred Stock	67.18%	32.82%	—	100.00%

2 Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

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Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Australia	$14,462,940	$—	$—	$14,462,940
Austria	13,536,463	—	—	13,536,463
Bermuda	4,525,991	—	—	4,525,991
Brazil	16,572,327	3,181,083	—	19,753,410
Canada	30,365,671	—	—	30,365,671
Chile	3,147,774	—	—	3,147,774
China/Hong Kong	59,935,308	—	—	59,935,308
Colombia	4,611,146	—	—	4,611,146
Czech Republic	—	2,017,820	—	2,017,820
Denmark	5,718,462	—	—	5,718,462
Finland	6,185,674	—	—	6,185,674
France	42,370,562	—	—	42,370,562
Germany	24,937,244	—	—	24,937,244
Greece	102,561	—	—	102,561
Hungary	1,529,751	—	—	1,529,751
India	11,163,758	—	—	11,163,758
Indonesia	3,085,414	—	—	3,085,414
Ireland	14,736,784	—	—	14,736,784
Israel	20,975,881	—	—	20,975,881
Italy	4,580,736	—	—	4,580,736
Japan	56,142,407	—	—	56,142,407
Luxembourg	144,209	—	—	144,209
Mexico	9,724,615	142,171	—	9,866,786
Netherlands	36,153,065	—	—	36,153,065
Norway	17,330,288	—	—	17,330,288
Poland	1,261,143	—	—	1,261,143
Republic of Korea	17,875,830	—	—	17,875,830
Russia	415,318	—	—	415,318
Singapore	6,969,566	—	—	6,969,566
South Africa	3,151,705	—	—	3,151,705
Spain	21,902,809	—	—	21,902,809
Sweden	4,840,037	—	—	4,840,037
Switzerland	25,588,883	—	—	25,588,883
Taiwan	19,268,504	—	40,243	19,308,747
Thailand	13,328,584	—	—	13,328,584
Turkey	1,949,568	—	—	1,949,568
United Kingdom	33,475,203	—	—	33,475,203
United States	5,449,210	—	335,977	5,785,187
Preferred Stock	6,318,165	—	—	6,318,165
Short-Term Investments	—	5,880,484	—	5,880,484
Securities Lending Collateral	—	23,403,016	—	23,403,016

Total Value of Securities	$563,833,556	$34,624,574	$376,220	$598,834,350

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$1,200	$—	$1,200
Liabilities:
Foreign Currency Exchange Contracts	—	(26)	—	(26)

1Foreign Currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Consumer Discretionary	$344,848,938	$—	$—	$344,848,938
Consumer Staples	60,396,215	—	—	60,396,215
Energy	24,491,829	—	—	24,491,829
Financials	92,586,186	—	57,917	92,644,103
Healthcare	264,886,940	—	—	264,886,940
Industrials	138,233,734	—	—	138,233,734
Information Technology	685,520,209	—	—	685,520,209
Materials	31,415,073	—	—	31,415,073
Real Estate	24,177,289	—	—	24,177,289
Utilities	12,732,265	—	—	12,732,265
Convertible Preferred Stock	—	—	10,043,124	10,043,124
Corporate Debt	—	1,705,316	—	1,705,316
Short-Term Investments	—	23,898,000	—	23,898,000

Total Value of Securities	$1,679,288,678	$25,603,316	$10,101,041	$1,714,993,035

		Optimum Large Cap Value Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$1,554,126,482	$—	$1,554,126,482
Short-Term Investments	—	29,827,503	29,827,503

Total Value of Securities	$1,554,126,482	$29,827,503	$1,583,953,985

		Optimum Small-Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$549,132,697	$—	$—	$549,132,697
Convertible Preferred Stock[1]	1,716,703	—	4,885,372	6,602,075
Short-Term Investments	—	11,411,856	—	11,411,856

Total Value of Securities	$550,849,400	$11,411,856	$4,885,372	$567,146,628

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 3	Total
Convertible Preferred Stock	26.00%	74.00%	100%

(continues	)	123

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

		Optimum Small-Mid Cap Value Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$540,697,479	$—	$540,697,479
Short-Term Investments	—	8,840,783	8,840,783

Total Value of Securities	$540,697,479	$8,840,783	$549,538,262

Securities valued at zero on the ”Schedules of investments“ are considered to be Level 3 investments in these tables.

As a result of utilizing international fair value pricing at Sept. 30, 2018, a portion of Optimum International Fund’s common stock investments were categorized as Level 2.

During the six months ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Funds’ NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Funds’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to each Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period. There were no Level 3 investments during the six months ended Sept. 30, 2018 for Optimum Large Cap Value Fund and Optimum Small-Mid Cap Value Fund.

4. Capital Shares

Transactions in capital shares were as follows:

	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund

	Six months ended 9/30/18	Year ended 3/31/18	Six months ended 9/30/18	Year ended 3/31/18	Six months ended 9/30/18	Year ended 3/31/18
Shares sold:
Class A	112,755	282,639	7,248	32,258	6,022	72,689
Class C	426,808	617,287	26,882	59,224	30,071	115,858
Institutional Class	49,417,093	43,178,438	4,250,424	8,390,457	6,940,214	13,467,891
Shares issued upon reinvestment of dividends and distributions:
Class A	—	73,931	—	11,816	—	327,335
Class C	—	174,638	—	26,637	—	1,374,702
Institutional Class	—	4,744,885	—	873,668	—	13,415,414

	49,956,656	49,071,818	4,284,554	9,394,060	6,976,307	28,773,889

Shares redeemed:
Class A	(372,085)	(734,034)	(49,684)	(147,929)	(210,185)	(440,681)
Class C	(1,372,530)	(2,744,699)	(263,256)	(557,855)	(1,060,046)	(1,905,871)
Institutional Class	(15,627,341)	(30,237,929)	(9,475,839)	(8,424,316)	(17,560,202)	(15,378,250)

	(17,371,956)	(33,716,662)	(9,788,779)	(9,130,100)	(18,830,433)	(17,724,802)

Net increase (decrease)	32,584,700	15,355,156	(5,504,225)	263,960	(11,854,126)	11,049,087

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund

	Six months ended 9/30/18	Year ended 3/31/18	Six months ended 9/30/18	Year ended 3/31/18	Six months ended 9/30/18	Year ended 3/31/18
Shares sold:
Class A	12,676	84,253	3,417	19,248	2,129	16,085
Class C	51,713	133,200	5,511	28,529	8,209	29,509
Institutional Class	8,787,168	15,925,346	2,421,374	5,180,608	7,872,362	5,713,301
Shares issued upon reinvestment of dividends and distributions:
Class A	—	91,386	—	16,151	—	15,411
Class C	—	261,551	—	66,430	—	57,132
Institutional Class	—	4,536,599	—	1,240,971	—	1,524,163

	8,851,557	21,032,335	2,430,302	6,551,937	7,882,700	7,355,601

Shares redeemed:
Class A	(151,772)	(374,848)	(44,038)	(84,133)	(23,550)	(60,100)
Class C	(687,506)	(1,393,295)	(181,783)	(337,176)	(125,721)	(253,384)
Institutional Class	(6,155,460)	(13,097,979)	(4,589,029)	(6,285,264)	(3,034,484)	(4,580,915)

	(6,994,738)	(14,866,122)	(4,814,850)	(6,706,573)	(3,183,755)	(4,894,399)

Net increase (decrease)	1,856,819	6,166,213	(2,384,548)	(154,636)	4,698,945	2,461,202

(continues	)	125

Notes to financial statements

Optimum Fund Trust

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for another class in the same Fund. For the six months ended Sept. 30, 2018 and year ended March 31, 2018 each Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and the ”Statements of changes in net assets.“

			Six months ended 9/30/18
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Optimum Fixed Income Fund	853	717	—	—	1,566	$14,631
Optimum International Fund	357	1,339	248	1,259	644	5,435
Optimum Large Cap Growth Fund	1,069	3,979	210	225	4,133	80,366
Optimum Large Cap Value Fund	929	3,831	181	182	4,681	75,039
Optimum Small-Mid Cap Growth Fund	167	888	130	499	529	7,648
Optimum Small-Mid Cap Value Fund	129	60	117	123	171	819

	Year ended 3/31/18
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Value
Optimum Fixed Income Fund	12,118	12,116	$115,129
Optimum International Fund	2,210	2,193	29,216
Optimum Large Cap Growth Fund	6,256	5,915	111,692
Optimum Large Cap Value Fund	6,186	6,170	96,292
Optimum Small-Mid Cap Growth Fund	1,258	1,179	17,354
Optimum Small-Mid Cap Value Fund	845	800	11,661

5. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. During the six months ended Sept. 30, 2018, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not use foreign currency exchange contracts.

During the six months ended Sept. 30, 2018, Optimum Fixed Income Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies.

During the six months ended Sept. 30, 2018, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund each used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Optimum International Fund also used foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $313,000 cash and securities collateral valued at $4,500,535, as margin for open futures contracts. Securities collateral are presented on the ”Schedules of investments“ and cash collateral is included in ”Cash collateral due from brokers“ on the “Statements of assets and liabilities.”

During the six months ended Sept. 30, 2018, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended Sept. 30, 2018, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to adjust the Fund’s overall exposure to certain markets, and to receive premiums for writing options.

Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

(continues	)	127

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2018, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2018, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at Sept. 30, 2018, the notional value of the protection sold was EUR800,000 and USD32,855,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2018, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At Sept. 30, 2018, net unrealized appreciation of the protection sold was $1,205,426.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2018, Optimum Fixed Income Fund used CDS contracts to hedge against credit events, and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by Optimum Fixed Income Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, Optimum Fixed Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At Sept. 30, 2018, for bilateral derivative contracts, Optimum Fixed Income Fund posted $780,000 in cash collateral for certain open derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Optimum Fixed Income Fund posted $728,562 cash collateral for certain centrally cleared derivatives. The Fund also posted $6,605,831 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts. Cash collateral is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities” and securities collateral is presented on the “Schedules of investments.” At Sept. 30, 2018, for bilateral derivative contracts, the Fund received $510,000 in cash collateral, which is included in as “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments for Optimum Fixed Income Fund as of Sept. 30, 2018 were as follows:

	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest rate Contracts	Credit Contracts	Total
Unrealized appreciation of foreign currency exchange contracts	$2,776,668	$—	$—	$—	$2,776,668
Variation margin due from broker on futures contracts*	6,034,860	—	191,480	—	6,226,340
Variation margin due to brokers on centrally cleared credit default swap contracts**	—	—	—	4,802	4,802
Variation margin due to brokers on centrally cleared interest rate swap contracts**	—	—	7,131,570	—	7,131,570
Unrealized appreciation of credit default swap contracts	—	—	—	1,206,649	1,206,649

Total	$8,811,528	$—	$7,323,050	$1,211,451	$17,346,029

(continues	)	129

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest Contracts	Credit Contracts	Total
Unrealized depreciation of foreign currency exchange contracts	$550,374	$—	$—	$—	$550,374
Variation margin due from broker on futures contracts*	—	—	6,675,502	—	6,675,502
Options written, at value	—	—	32,040	—	32,040
Variation margin due to brokers on centrally cleared credit default swap contracts**	—	—	—	40,307	40,307
Variation margin due to brokers on centrally cleared interest rate swap contracts**	—	—	594,515	—	594,515
Unrealized depreciation of credit default swap contracts	—	—	—	6,025	6,025

Total	$550,374	$—	$7,302,057	$46,332	$7,898,763

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Sept. 30, 2018. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”

**Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through Sept. 30, 2018. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on Optimum Fixed Income Fund’s “Statements of operations” for the six months ended Sept. 30, 2018 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$7,291,879	$729,237	$—	$4,707	$(101,361)	$7,924,462
Equity contracts	—	(982,447)	—	—	—	(982,447)
Interest rate contracts	—	1,793,300	(489,607)	730,684	796,289	2,830,666
Credit contracts	—	—	—	23,852	(836,682)	(812,830)

Total	$7,291,879	$1,540,090	$(489,607)	$759,243	$(141,754)	$8,959,851

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency contracts	$2,165,224	$500,054	$—	$(1,268)	$—	$2,664,010
Equity contracts	—	(144,115)	—	—	—	(144,115)
Interest rate contracts	—	(9,658,872)	244,368	(245,125)	2,025,868	(7,633,761)
Credit contracts	—	—	—	(282)	166,673	166,391

Total	$2,165,224	$(9,302,933)	$244,368	$(246,675)	$2,192,541	$(4,947,475)

During the six months ended Sept. 30, 2018, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

Derivatives Generally. The tables below summarize the average balance of derivative holdings by the Funds during the six months ended Sept. 30, 2018:

	Long Derivative Volume
	Optimum		Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap		Large Cap
	Fund		Fund		Growth Fund		Value Fund
Foreign currency exchange contracts (average cost)	USD	45,361,665	USD	1,537,202	USD	104,365	USD	4,637
Futures contracts (average notional value)		708,429,397		—		—		—
Options contracts (average notional value)		133,445		—		—		—
CDS contracts (average notional value)*	EUR	406,220		—		—		—
	USD	21,210,079		—		—		—

Interest rate swap contracts (average notional value)**	MXN	8,925,984		—		—		—
	USD	181,818,110		—		—		—

	Short Derivative Volume
	Optimum		Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap		Large Cap
	Fund		Fund		Growth Fund		Value Fund
Foreign currency exchange contracts (average cost)	USD	176,554,607	USD	1,873,812	USD	10,305	USD	—
Futures contracts (average notional value)		681,751,536		—		—		—
Options contracts (average notional value)		184,418		—		—		—
CDS contracts (average notional value)*	EUR	800,000		—		—		—
	USD	32,017,205		—		—		—

Interest rate swap contracts (average notional value)**	GBP	26,700,000		—		—		—
	JPY	5,066,377,953		—		—		—
	USD	330,049,803		—		—		—

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

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Notes to financial statements

Optimum Fund Trust

6. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At Sept. 30, 2018, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Optimum Fixed Income Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of America Merrill Lynch	$47,681	$(25,977)	$21,704
BNP Paribas	1,772,196	(283,382)	1,488,814
BNY Mellon	5	(3)	2
Citigroup Global Markets	744,382	(12,001)	732,381
Deutsche Bank	1,054,733	—	1,054,733
Goldman Sachs	98,427	(1,461)	96,966
Hong Kong Shanghai Bank	33,893	(11,543)	22,350
JPMorgan Chase Bank	233,994	(156,221)	77,773
Morgan Stanley Capital	514,510	(518,474)	(3,964)
Toronto Dominion Bank	—	(61,246)	(61,246)

Total	$4,499,821	$(1,070,308)	$3,429,513

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$21,704	$—	$—	$—	$—	$21,704
BNP Paribas	1,488,814	—	—	(1,328,000)	—	160,814
BNY Mellon	2	—	—	—	—	2
Citigroup Global Markets	732,381	—	(400,000)	—	—	332,381
Deutsche Bank	1,054,733	—	(110,000)	—	—	944,733
Goldman Sachs	96,966	—	—	—	—	96,966
Hong Kong Shanghai Bank	22,350	—	—	—	—	22,350
JPMorgan Chase Bank	77,773	—	—	—	—	77,773
Morgan Stanley Capital	(3,964)	—	—	—	3,964	—
Toronto Dominion Bank	(61,246)	—	—	—	—	(61,246)

Total	$3,429,513	$—	$(510,000)	$(1,328,000)	$3,964	$1,595,477

Master Repurchase Agreements

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of Sept. 30, 2018, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

	Optimum Fixed Income Fund
		Fair Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral	Net Collateral	Net
Counterparty	Agreements	Received(a)	Received	Received	Exposure(b)

Bank of America Merrill Lynch	$6,740,489	$(6,740,489)	$—	$(6,740,489)	$—
Bank of Montreal	18,536,345	(18,536,345)	—	(18,536,345)	—
BNP Paribas	25,447,166	(25,447,166)	—	(25,447,166)	—
JPMC	44,100,000	(44,100,000)	—	(44,100,000)	—

Total	$94,824,000	$(94,824,000)	$—	$(94,824,000)	$—

(continues	)	133

Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

		Optimum International Fund
		Fair Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral	Net Collateral	Net
Counterparty	Agreements	Received(a)	Received	Received	Exposure(b)

Bank of America Merrill Lynch	$729,010	$(729,010)	$—	$(729,010)	$—
Bank of Montreal	2,004,779	(2,004,779)	—	(2,004,779)	—
BNP Paribas	2,752,211	(2,752,211)	—	(2,752,211)	—

Total	$5,486,000	$(5,486,000)	$—	$(5,486,000)	$—

		Optimum Large Cap Growth Fund
		Fair Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral	Net Collateral	Net
Counterparty	Agreements	Received(a)	Received	Received	Exposure(b)

Bank of America Merrill Lynch	$3,175,700	$(3,175,700)	$—	$(3,175,700)	$—
Bank of Montreal	8,733,175	(8,733,175)	—	(8,733,175)	—
BNP Paribas	11,989,125	(11,989,125)	—	(11,989,125)	—

Total	$23,898,000	$(23,898,000)	$—	$(23,898,000)	$—

		Optimum Large Cap Value Fund
		Fair Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral	Net Collateral	Net
Counterparty	Agreements	Received(a)	Received	Received	Exposure(b)

Bank of America Merrill Lynch	$2,574,791	$(2,574,791)	$—	$(2,574,791)	$—
Bank of Montreal	7,080,676	(7,080,676)	—	(7,080,676)	—
BNP Paribas	9,720,533	(9,720,533)	—	(9,720,533)	—

Total	$19,376,000	$(19,376,000)	$—	$(19,376,000)	$—

		Optimum Small-Mid Cap Growth Fund
		Fair Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral	Net Collateral	Net
Counterparty	Agreements	Received(a)	Received	Received	Exposure(b)

Bank of America Merrill Lynch	$903,224	$(903,224)	$—	$(903,224)	$—
Bank of Montreal	2,483,864	(2,483,864)	—	(2,483,864)	—
BNP Paribas	3,409,912	(3,409,912)	—	(3,409,912)	—

Total	$6,797,000	$(6,797,000)	$—	$(6,797,000)	$—

		Optimum Small-Mid Cap Value Fund
		Fair Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral	Net Collateral	Net
Counterparty	Agreements	Received(a)	Received	Received	Exposure(b)

Bank of America Merrill Lynch	$853,524	$(853,524)	$—	$(853,524)	$—
Bank of Montreal	2,347,192	(2,347,192)	—	(2,347,192)	—
BNP Paribas	3,222,284	(3,222,284)	—	(3,222,284)	—

Total	$6,423,000	$(6,423,000)	$—	$(6,423,000)	$—

Securities Lending

Securities lending transactions are entered into by Optimum International Fund under Master Securities Lending Agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell, or re-pledge the collateral (See also Note 7).

As of Sept. 30, 2018, the following table is a summary of Optimum International Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

	Securities Loaned	Cash Collateral	Fair value of Non-Cash Collateral
Counterparty	at Value	Received(a)	Received	Net Exposure(b)

The Bank of New York Mellon	$24,598,358	$(23,381,265)	$(1,217,093)	$—

(a) The value of the related collateral exceeded the value of the repurchase agreements and securities lending transactions as of Sept. 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic

(continues	)	135

Notes to financial statements

Optimum Fund Trust

7. Securities Lending (continued)

Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedules of investments.” Securities purchased with cash collateral are valued at the market value. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2018, Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund had no securities on loan.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of Sept. 30, 2018 for Optimum International Fund:

	Overnight
	and	Under	Between	Over
Securities Lending Transactions	Continuous	30 days	30 & 90 days	90 days	Total
Certificates of Deposit,
Repurchase Agreements, and Short-Term Floating Rate Notes	$23,403,016	$—	$—	$—	$23,403,016

At Sept. 30, 2018, the value of securities on loan for Optimum International Fund was $24,598,358, for which the Fund received cash collateral of $23,381,265 and non-cash collateral with a fair value of $1,217,093. At Sept. 30, 2018, the value of invested collateral was $23,403,016. Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

8. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2018. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

(continues	)	137

Notes to financial statements

Optimum Fund Trust

8. Credit and Market Risk (continued)

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (the Act), as amended, and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trust’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A, 4(a)(2) and restricted securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. General Motors Term Loan Litigation

Optimum Fixed Income Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Management believes the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $1,385,788 and an asset of $415,736 based on the expected recoveries to unsecured creditors as of Sept. 30, 2018 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

11. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 20-21, 2018

At a meeting held Sept. 20-21, 2018 (the “September Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of the non-interested or Independent Trustees, approved: (i) the renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”); and (ii) the continuation of Sub-Advisory Agreements for the existing sub-advisers of all the Funds, as described in more detail below.

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the September Meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC (“LPL”)) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc., an independent third-party analyst and subsidiary of Broadridge Inc. (“Lipper”), comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).

In considering such materials, the Independent Trustees received assistance and advice from and met separately with their independent legal counsel. In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the renewal of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. The materials prepared by Management specifically in connection with the approval of the Investment Management Agreement and the related Sub-Advisory Agreements were provided to the Independent Trustees in advance of the September Meeting. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the September Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. Following discussions in this regard, the Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance, reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to Optimum Fixed Income Fund) to each of the Funds.

The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on presentations made by the sub-advisers’ portfolio managers (and DMC’s portfolio managers with respect to Optimum Fixed Income Fund) and reports of Management’s discussions with the sub-advisers, as well as certificates and materials furnished in connection with Board meetings and the contract renewals. Based upon these considerations, the Board

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Other Fund information

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Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 20-21, 2018 (continued)

was satisfied with the nature, extent and quality of the overall services to be provided by the existing sub-advisers to each Fund, as applicable, and its shareholders and was confident in the abilities of the existing sub-advisers to provide quality services to the Funds and their shareholders.

Investment performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the September Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ended June 30, 2018, as well as the three, five and ten year periods ended on that date. In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective sub-advisers for various calendar years and periods ended June 30, 2018. The Trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a Fund, and reviewed rolling six-month cumulative excess returns (relative to the applicable benchmark) for the Funds and each of their respective sub-advisers, as part of their evaluation of investment performance. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Performance Universe for the one year period, and on an annualized basis in the second lowest performing quintile of its Performance Universe for the three year and five year periods, and in the middle performing quintile of its Performance Universe for the previous ten year period. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the one year, three year, five year and ten year periods ended June 30, 2018. The Board discussed with Management the reasons for the Fund’s relative underperformance versus the Fund’s Lipper Performance Universe for the three and five year periods but, given that the Fund’s comparative performance results had improved for the one year period and given that the Fund had consistently outperformed its benchmark on a gross basis, the Trustees found the overall comparative performance results of the Fund to be acceptable.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the highest performing quintile of its Performance Universe for the one year and three year periods, and to be in the middle quintile of its Performance Universe for the five year and ten year periods. The Trustees found the overall comparative performance results of the Fund to be acceptable.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Performance Universe for the one year, three year, and ten year periods, and to be in the second highest performing quintile of its Performance Universe for the five year period. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the one year, five year and ten year periods ended June 30, 2018. The Trustees found the overall comparative performance results of the Fund to be acceptable.

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Performance Universe for the one year period, and on an annualized basis to be in the lowest performing quintile of its Performance Universe for the three and five year periods and to be in the second lowest quintile of its Performance Universe for the ten year period. The Trustees discussed with Management the reasons for the relative underperformance for the Fund and the steps taken to improve such performance. In particular, it was noted that Rothschild Asset Management Inc. (“Rothschild”) had been appointed as a sub-adviser to the Fund to replace Herndon Capital Management LLC in October 2016. The Board noted that one indication of improved, recent performance was that the Fund had outperformed its benchmark on a gross performance basis for the one year period ended June 30, 2017 and the one year period ended June 30, 2018. Lastly, the Fund’s rolling six-month cumulative excess returns versus its benchmark exhibited periods of outperformance since Rothschild was added as a sub-adviser to the Fund. Although the Board was not wholly satisfied with the comparative performance results of the Fund and will continue to monitor such results, the Board believed that Management was taking appropriate actions to improve recent performance, noting the appointment of Rothschild as a sub-adviser to the Fund.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the highest performing quintile of its Performance Universe for the one year period, and on an annualized basis to be in the middle performing quintile of its Performance Universe for the three and ten year periods, and in the second lowest performing quintile of its Performance Universe for the five year period. The Trustees discussed with Management the reasons for the Fund’s relative underperformance over the five year period and the steps taken to improve such performance. In particular, the Trustees and Management discussed the appointment in early 2016 of Columbus Circle Investors (“CCI”) and Peregrine Capital Management, Inc. (“Peregrine”) as sub-advisers to the Fund to replace the Fund’s two prior sub-advisers. The Trustees noted that both CCI and Peregrine had performed well since their appointments to the Fund and that the Fund’s comparative performance results had improved over various periods. In particular, the Board noted that the Fund had outperformed its benchmark on a net basis for the one year period ended June 30, 2018. Although the Trustees were not wholly satisfied with the historical comparative performance of the Fund and intend to closely monitor future performance, the Board believed that Management has taken appropriate actions to improve performance, noting the appointments of CCI and Peregrine as sub-advisers to the Fund and their recent outperformance.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the lowest performing quintile of its Performance Universe for the one year period, and on an annualized basis to be in the lowest performing quintile of its Performance Universe for the three, five and ten year periods. The Trustees discussed with Management the reasons for the Fund’s relative underperformance and the steps recently taken to improve such performance. In particular, the Trustees and Management noted the appointment in early 2016 of LSV Asset Management (“LSV”) as a sub-adviser to the Fund to replace two of the Fund’s prior sub-advisers. It was noted that one of the goals of pairing LSV with Westwood Management Corp. as sub-advisers to the Fund was to have a diversified Fund portfolio with lower correlation between each sub-adviser’s sleeve of the Fund, and Management believes that this goal has led to an attractive pairing of investment styles for the Fund. In addition, the Fund’s rolling six-month cumulative excess returns versus its benchmark exhibited periods of outperformance since LSV was added as a sub-adviser to the Fund. Although the Board was not satisfied with the historical comparative performance for the Fund, the Board believed that Management has taken appropriate actions to improve performance, noting the appointment of LSV as a sub-adviser to the Fund and improved performance during certain recent periods, but intends to closely monitor future performance.

Comparative Expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each sub-adviser were the product of arms-length negotiations between DMC and each sub-adviser, and the Board considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each sub-adviser, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.

Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each Fund’s most recent annual report which reflects historical asset levels which may be different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report rankings showed the actual total expenses (taking into account expense waivers) of each Fund to be the highest or towards the highest in its respective Lipper Expense Group, and actual investment management fees (taking into account expense waivers) of each Fund to be the highest or towards the highest in its respective Lipper Expense Group (except for Optimum International Fund which was in the second lowest quintile and Optimum Fixed Income Fund which was in the middle quintile). The Lipper Report also provided information on the actual total expenses (taking into account expense waivers) for each Fund versus a broader Lipper Expense Universe. This portion of the Lipper Report showed that the Funds’ actual total expense percentile rankings versus the Lipper Expense Universe improved as compared to the Funds’ rankings versus the Lipper Expense Group on a relative basis. The Board also noted the favorable impact of the Fee Restructuring (as defined below) on the Funds’ actual total expense ratios.

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Other Fund information

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Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 20-21, 2018 (continued)

The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding a designated percentage of the applicable Fund’s average daily net assets, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2019. The Trustees also noted that Management had in recent years agreed to various restructurings and overall reductions in fees charged to the Funds through several mechanisms, including a fee restructuring with regard to the investment management, administration and transfer agency fee schedules for each of the Funds to reduce the Funds’ expenses going forward that became effective April 1, 2017 (the “Fee Restructuring”).

While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account the aforementioned fee restructurings.

DMC’s Profitability; Economies of scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the sub-advisers were the product of arms-length negotiations between DMC and each sub-adviser and are paid by DMC and not the Funds. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from the Sarbanes-Oxley Act of 2002, the Dodd-Frank Wall Street Reform and Consumer Protection Act and recent U.S. Securities and Exchange Commission and other regulatory requirements. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Matt Audette

Chief Financial Officer and Managing

Director —

LPL Financial LLC

Shawn K. Lytle

President — Macquarie Investment

Management

Philadelphia, PA

Robert J. Christian

Private Investor

Durant Adams Hunter

Managing Partner — Ridgeway Partners

Pamela J. Moret

Private Investor

Stephen Paul Mullin

President — Econsult Solutions, Inc.

Robert A. Rudell

Private Investor

Jon Edward Socolofsky

Private Investor

Susan M. Stalnecker

Senior Advisor — Boston Consulting

Group

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Optimum Fund Trust

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Optimum Fund Trust

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Optimum Fund Trust

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series

of Macquarie Investment Management

Business Trust, Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend

disbursing, and transfer agent

Delaware Investments Fund

Services Company

2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 914-0278

For securities dealers

and financial institutions

representatives only

800 362-7500

Website

optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge (i) upon request, by calling 800 914-0278; (ii) on the Funds’ website at optimummutualfunds.com/literature; and (iii) on the SEC’s website at sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

143

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2018